UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22126

Name of Fund: BlackRock Defined Opportunity Credit Trust (BHL)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Defined Opportunity Credit Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 02/28/2015

Item 1 – Report to Stockholders

FEBRUARY 28, 2015

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Defined Opportunity Credit Trust (BHL)

BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

BlackRock Limited Duration Income Trust (BLW)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

The Markets in Review

Dear Shareholder,

Market volatility, while remaining below the long-term average level, increased over the course of 2014 and into 2015, driven largely by higher valuations in risk assets (such as equities and high yield bonds), geopolitical risks, uneven global economic growth and uncertainty around policy moves from the world’s largest central banks. As the U.S. Federal Reserve (the “Fed”) gradually reduced its bond buying program (which ultimately ended in October 2014), U.S. interest rates surprisingly trended lower during the period.

The first half of 2014 was generally a strong period for most asset classes; however, volatility ticked up in the summer as geopolitical tensions intensified in Ukraine and the Middle East and investors feared that better U.S. economic indicators may compel the Fed to increase short-term interest rates sooner than previously anticipated. Global credit markets tightened as the U.S. dollar strengthened versus other currencies, ultimately putting a strain on investor flows, and financial markets broadly weakened in the third quarter.

Several themes dominated the markets in the fourth quarter that resulted in the strong performance of U.S. markets versus other areas of the world. Economic growth strengthened considerably in the United States while the broader global economy showed signs of slowing. The European Central Bank and the Bank of Japan took aggressive measures to stimulate growth while the Fed moved toward tighter policy, causing further strengthening in the U.S. dollar. Fixed income investors piled into U.S. Treasuries where yields remained persistently low, but were comparatively higher than yields on international sovereign debt, while equity investors favored the relative stability of U.S.-based companies amid rising global risks.

Oil prices, which had been gradually declining since mid-summer, plummeted in the fourth quarter due to a global supply-and-demand imbalance. Energy-related assets sold off sharply and emerging markets struggled as many of those economies rely heavily on oil exports. Conversely, the consumer sectors benefited from lower oil prices as savings at the gas pumps freed up discretionary income for other goods and services.

These trends shifted in early 2015. U.S. equities underperformed international markets given high valuations and the anticipation of a rate hike from the Fed. Oil prices showed signs of stabilizing as suppliers became more disciplined in their exploration and production efforts. Markets in Europe and Japan rebounded, driven largely by central bank policy accommodation and improving economic data.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

Rob Kapito
President, BlackRock Advisors, LLC

Total Returns as of February 28, 2015

	6-month	12-month
U.S. large cap equities (S&P 500® Index)	6.12%	15.51%
U.S. small cap equities (Russell 2000® Index)	5.70	5.63
International equities (MSCI Europe, Australasia, Far East Index)	(1.26)	(0.03)
Emerging market equities (MSCI Emerging Markets Index)	(8.30)	5.01
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.01	0.03
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	4.14	8.66
U.S. investment grade bonds (Barclays U.S. Aggregate Bond Index)	2.25	5.05
Tax-exempt municipal bonds (S&P Municipal Bond Index)	2.17	6.47
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(0.08)	2.81

Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Fund Summary as of February 28, 2015	BlackRock Defined Opportunity Credit Trust

Fund Overview

BlackRock Defined Opportunity Credit Trust’s (BHL) (the “Fund”) primary investment objective is to provide high current income, with a secondary objective of long-term capital appreciation. The Fund seeks to achieve its investment objectives by investing substantially all of its assets in loan and debt instruments and loan-related and debt-related instruments (collectively “credit securities”). The Fund invests, under normal market conditions, at least 80% of its assets in any combination of the following credit securities: (i) senior secured floating rate and fixed rate loans; (ii) second lien or other subordinated or unsecured floating rate and fixed rate loans or debt; (iii) credit securities that are rated below investment grade quality; and (iv) investment grade corporate bonds. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objectives will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 28, 2015, the Fund returned (0.79)% based on market price and 1.51% based on net asset value (“NAV”). For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of (0.11)% based on market price and 0.30% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	During the six months ended February 28, 2015, the loan market declined at the end of 2014, before experiencing a recovery that began around the latter part of January 2015. Overall, this resulted in a modest positive return on loans for the full period. Positive performance within the Fund was spread broadly throughout the portfolio, with the most significant contributions generally from among the Fund’s top 25 holdings. Given the positive returns experienced, the Fund’s use of leverage added to performance for the period.
•	During the six-month period, oil prices experienced a significant decline and most commodity prices came under pressure as well. As a result, prices for the Fund’s holdings within the energy sector fell notably during the period and detracted from returns. The metals & mining sector, while a smaller component of the portfolio, detracted as well. The electric segment, and in particular Texas Utilities, was also a detractor. Finally, the Fund’s modest position in equities was a negative contributor.

Describe recent portfolio activity.

•	During the period, the Fund maintained its overall focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. Since the average loan has recently been trading at a slight discount to par (i.e., with limited upside), the Fund has concentrated its investments in strong companies with stable cash flows, high quality collateral, and the ability to meet interest obligations and ultimately return principal. The Fund has been actively participating in the new-issue market when possible, however, new issuance for loans is at its lowest level in years. In view of limited upside within the CCC-rated loans space, the Fund reduced its exposure there to a modest amount in line with the benchmark. The Fund added fixed-coupon high yield bonds as valuations in that market moved to a more attractive point during the period.

Describe portfolio positioning at period end.

•	At period end, the Fund held a majority of its total portfolio in floating rate loan interests (bank loans), with the small remainder in corporate bonds and other interests. The Fund maintained its highest concentration in higher coupon B-rated loans of select issuers while limiting exposure to low coupon BB-rated loans. Additionally, the Fund held a modest position in CCC-rated loans, while generally maintaining low exposure to lower quality, less liquid loans.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
4	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock Defined Opportunity Credit Trust

Fund Information

Symbol on New York Stock Exchange (“NYSE”)	BHL
Initial Offering Date	January 31, 2008
Current Distribution Rate on Closing Market Price as of February 28, 2015 ($13.17)[1]	5.31%
Current Monthly Distribution per Common Share[2]	$0.0583
Current Annualized Distribution per Common Share[2]	$0.6996
Economic Leverage as of February 28, 2015[3]	29%
[1]	Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/15	8/31/14	Change	High	Low
Market Price	$13.17	$13.84	(4.84)%	$13.89	$12.61
Net Asset Value	$14.03	$14.41	(2.64)%	$14.42	$13.72

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/28/15		8/31/14[4]
Floating Rate Loan Interests	93%		94%
Corporate Bonds	4		2
Asset-Backed Securities	3		2
Short-Term Securities	—		1
Common Stocks	—	[5]	1
Other[6]	—		—
[4]	Information has been revised to conform to current year presentation.
[5]	Representing less than 1% of the Fund’s total investments.
[6]	Includes a less than 1% holding in each of the following investment types: Investment Companies, Non-Agency Mortgage-Backed Securities and Warrants.

Credit Quality Allocation[7,8]	2/28/15	8/31/14
BBB/Baa	7%	6%
BB/Ba	45	43
B	42	44
CCC/Caa	3	4
N/R	3	3
[7]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[8]	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	5

Fund Summary as of February 28, 2015	BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Overview

BlackRock Floating Rate Income Strategies Fund, Inc.’s (FRA) (the “Fund”) investment objective is to provide shareholders with high current income and such preservation of capital as is consistent with investment in a diversified, leveraged portfolio consisting primarily of floating rate debt securities and instruments. The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of its assets in floating rate debt securities, including floating or variable rate debt securities that pay interest at rates that adjust whenever a specified interest rate changes and/or which reset on predetermined dates (such as the last day of a month or calendar quarter). The Fund invests a substantial portion of its investments in floating rate debt securities consisting of secured or unsecured senior floating rate loans that are rated below investment grade. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 28, 2015, the Fund returned (0.09)% based on market price and 1.48% based on net asset value (“NAV”). For the same period, the closed-end Lipper Loan Participation Funds category posted an average return of (0.11)% based on market price and 0.30% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	During the six months ended February 28, 2015, the loan market declined at the end of 2014, before experiencing a recovery that began around the latter part of January 2015. Overall, this resulted in a modest positive return on loans for the full period. Positive performance within the Fund was spread broadly throughout the portfolio, with the most significant contributions generally from among the Fund’s top 25 holdings. Given the positive returns experienced, the Fund’s use of leverage added to performance for the period.
•	During the six-month period, oil prices experienced a significant decline and most commodity prices came under pressure as well. As a result, prices for the Fund’s holdings within the energy sector fell notably during the period and detracted from returns. The metals & mining sector, while a smaller component of the portfolio, detracted as well. The electric segment, and in particular Texas Utilities, was also a detractor. Finally, the Fund’s modest position in equities was a negative contributor.

Describe recent portfolio activity.

•	During the period, the Fund maintained its overall focus on the higher quality segments of the loan market in terms of loan structure, liquidity and overall credit quality. Since the average loan has recently been trading at a slight discount to par (i.e., with limited upside), the Fund has concentrated its investments in strong companies with stable cash flows, high quality collateral and with the ability to meet interest obligations and ultimately return principal. The Fund has been actively participating in the new-issue market when possible, however, new issuance for loans is at its lowest level in years. In view of limited upside within the CCC-rated loans space, the Fund reduced its exposure there to a modest amount in line with the benchmark. The Fund added fixed-coupon high yield bonds as valuations in that market moved to a more attractive point during the period.

Describe portfolio positioning at period end.

•	At period end, the Fund held a majority of its total portfolio in floating rate loan interests (bank loans), with the small remainder in corporate bonds and other interests. The Fund maintained its highest concentration in higher coupon B-rated loans of select issuers while limiting exposure to low coupon BB-rated loans. Additionally, the Fund held a modest position in CCC-rated loans, while generally maintaining low exposure to lower quality, less liquid loans.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
6	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock Floating Rate Income Strategies Fund, Inc.

Fund Information

Symbol on NYSE	FRA
Initial Offering Date	October 31, 2003
Current Distribution Rate on Closing Market Price as of February 28, 2015 ($13.83)[1]	5.85%
Current Monthly Distribution per Common Share[2]	$0.0674
Current Annualized Distribution per Common Share[2]	$0.8088
Economic Leverage as of February 28, 2015[3]	29%
[1]	Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents bank borrowings outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowings) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/15	8/31/14	Change	High	Low
Market Price	$13.83	$14.26	(3.02)%	$14.32	$12.96
Net Asset Value	$15.15	$15.38	(1.50)%	$15.38	$14.69

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/28/15	8/31/14[4]
Floating Rate Loan Interests	92%	93%
Corporate Bonds	4	3
Asset-Backed Securities	3	2
Common Stocks	1	1
Other[5]	—	1
[4]	Information has been revised to conform to current year presentation.
[5]	Includes a less than 1% holding in each of the following investment types: Investment Companies, Non-Agency Mortgage-Backed Securities, Options Purchased, Other Interests, Short-Term Securities and Warrants.

Credit Quality Allocation[6,7]	2/28/15	8/31/14
BBB/Baa	7%	6%
BB/Ba	44	43
B	41	43
CCC/Caa	4	4
N/R	4	4
[6]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[7]	Excludes short-term securities.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	7

Fund Summary as of February 28, 2015	BlackRock Limited Duration Income Trust

Fund Overview

BlackRock Limited Duration Income Trust’s (BLW) (the “Fund”) investment objective is to provide current income and capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in three distinct asset classes:

•	intermediate duration, investment grade corporate bonds, mortgage-related securities, asset-backed securities and U.S. Government and agency securities;
•	senior, secured floating rate loans made to corporate and other business entities; and
•	U.S. dollar-denominated securities of U.S. and non-U.S. issuers rated below investment grade and, to a limited extent, non-U.S. dollar denominated securities of non-U.S. issuers rated below investment grade.

The Fund’s portfolio normally has an average portfolio duration of less than five years (including the effect of anticipated leverage), although it may be longer from time to time depending on market conditions. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period ended February 28, 2015, the Fund returned (0.71)% based on market price and 1.32% based on net asset value (“NAV”). For the same period, the closed-end Lipper High Yield Funds (Leveraged) category posted an average return of (2.46)% based on market price and (1.60)% based on NAV. All returns reflect reinvestment of dividends. The Fund’s discount to NAV, which widened during the period, accounts for the difference between performance based on price and performance based on NAV. The following discussion relates to performance based on NAV.

What factors influenced performance?

•	The main contributors to the Fund’s absolute performance were its exposure to non-U.S. dollar securities, high yield, term loans, asset-backed securities (“ABS”) and commercial mortgage-backed securities (“CMBS”). Other contributors included agency mortgage-backed securities (“MBS”) 15-year pass-throughs and emerging market debt.
•	The main detractors from the Fund’s absolute performance during the period were its positions in preferred equities, its duration exposure through U.S. Treasuries and its positions in investment grade credit.

•	The Fund held derivatives during the reporting period, which had a neutral effect on performance..

Describe recent portfolio activity.

•	The Fund’s allocations remained consistent throughout the six-month period, with its largest positions in high yield and investment grade corporate credit, followed by allocations in securitized credit, including ABS and CMBS.

Describe portfolio positioning at period end.

•	At period end, the Fund maintained a diversified exposure to non-government spread sectors including high yield and investment grade corporate credit, as well as CMBS, ABS and agency and non-agency residential MBS.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.
8	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

BlackRock Limited Duration Income Trust

Fund Information

Symbol on NYSE	BLW
Initial Offering Date	July 30, 2003
Current Distribution Rate on Closing Market Price as of February 28, 2015 ($15.98)[1]	7.47%
Current Monthly Distribution per Common Share[2]	$0.0995
Current Annualized Distribution per Common Share[2]	$1.1940
Economic Leverage as of February 28, 2015[3]	30%
[1]	Current Distribution Rate on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. The current distribution rate may consist of income, net realized gains and/or a tax return of capital. Past performance does not guarantee future results.
[2]	The distribution rate is not constant and is subject to change.
[3]	Represents reverse repurchase agreements outstanding as a percentage of total managed assets, which is the total assets of the Fund (including any assets attributable to borrowing) minus the sum of liabilities (other than borrowings representing financial leverage). For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 10.

Market Price and Net Asset Value Per Share Summary

	2/28/15	8/31/14	Change	High	Low
Market Price	$15.98	$16.81	(4.94)%	$16.84	$14.99
Net Asset Value	$17.55	$18.09	(2.99)%	$18.10	$17.12

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments

Portfolio Composition	2/28/15		8/31/14[4]
Corporate Bonds	38%		42%
Floating Rate Loan Interests	30		32
Asset-Backed Securities	11		5
Non-Agency Mortgage-Backed Securities	9		7
Preferred Securities	7		8
U.S. Government Sponsored Agency Securities	4		4
Foreign Agency Obligations	1		—	[5]
Common Stocks	—	[5]	1
Short-Term Securities	—	[5]	1
Other[6]	—	[6]	—	[7]

[4]	Information has been revised to conform to current year presentation.
[5]	Representing less than 1% of the Fund’s total investments.
[6]	Includes a less than 1% holding in each of the following investment types: Options Purchased, Options Written, Other Interests and Warrants.
[7]	Includes a less than 1% holding in each of the following investment types: Options Purchased, Other Interests and Warrants.

Credit Quality Allocation[8,9]	2/28/15	8/31/14
AAA/Aaa[10]	6%	6%
AA/Aa	2	2
A	6	3
BBB/Baa	16	15
BB/Ba	31	32
B	29	31
CCC/Caa	5	7
N/R	5	4
[8]	For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
[9]	Excludes short-term securities.
[10]	The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors, individual investments and/or issuer. Using this approach, the investment advisor has deemed U.S. Government Sponsored Agency Securities and U.S. Treasury Obligations as AAA/Aaa.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	9

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the yield and net asset value (“NAV”) of their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which will be based on short-term interest rates, will normally be lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders will benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, the Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by the Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, the Fund’s financing cost of leverage are significantly lower than the income earned on the Fund’s longer-term investments acquired from such leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Fund’s return on assets purchased with leverage proceeds, income to shareholders is lower than if the Fund had not used leverage. Furthermore, the value of the Fund’s portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Fund’s obligations under its leverage arrangement generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Fund’s NAV positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

Leverage also will generally cause greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the net asset value and market price of a Fund’s shares than if the Fund were not leveraged. In addition, the Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund will incur expenses in connection with the use of leverage, all of which are borne by shareholders and may reduce income to the shares.

Each Fund may utilize leverage through a credit facility or reverse repurchase agreements as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1⁄3% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by its credit facility, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having values not less than the value of the Fund’s obligations under the reverse repurchase agreement (including accrued interest), then such transaction will not be considered a senior security and will not be subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

10	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Common Stocks (a)		Shares	Value
Diversified Consumer Services — 0.1%
Cengage Thomson Learning		8,922	$192,385
Software — 0.4%
HMH Holdings/EduMedia.		24,355	481,742
Total Common Stocks — 0.5%			674,127

Asset-Backed Securities (b)		Par (000)
ALM Loan Funding, Series 2013-7RA, Class C, 3.71%, 4/24/24 (c)	USD	500	485,153
ALM XIV Ltd., Series 2014-14A, Class C, 3.71%, 7/28/26 (b)		713	676,264
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.96%, 10/15/26 (c)		250	237,940
Atrium CDO Corp., Series 9A, Class D, 3.76%, 2/28/24 (c)		250	240,265
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class D, 4.76%, 1/20/25 (c)		250	252,739
Cent CLO 22, Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (c)		250	237,350
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.26%, 4/20/23 (c)		215	212,614
LCM LP, 0.00%, 4/20/27 (d)(e)		500	431,250
North End CLO Ltd., Series 2013-1A, Class D, 3.76%, 7/17/25 (c)		250	234,781
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.46%, 10/25/25 (c)		250	233,021
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.06%, 8/12/26 (c)		250	242,313
Symphony CLO Ltd., Series 2012-10A, Class D, 5.51%, 7/23/23 (c)		350	350,322
Voya CLO, Ltd., Series 2014-4A, Class SUB, 0.00%, 10/14/26 (e)		1,000	940,700
Total Asset-Backed Securities — 3.8%			4,774,712

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		250	252,500
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 12/17/16		44	49,397
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		590	609,175
			911,072
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		164	166,050
4.88%, 3/15/19		325	334,360
			500,410
Chemicals — 0.1%
INEOS Finance PLC, 8.38%, 2/15/19 (b)		110	117,315
Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.01%, 12/01/17 (c)		68	68,340

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies (concluded)
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)	USD	232	$236,526
United Rentals North America, Inc., 5.75%, 7/15/18		80	83,050
			387,916
Communications Equipment — 0.4%
Avaya, Inc., 7.00%, 4/01/19 (b)		101	102,010
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		342	362,520
			464,530
Diversified Financial Services — 0.1%
Reynolds Group Issuer, Inc., 7.13%, 4/15/19		120	124,575
Diversified Telecommunication Services — 0.3%
Level 3 Financing, Inc.:
3.83%, 1/15/18 (c)		228	230,850
6.13%, 1/15/21		127	134,461
			365,311
Health Care Providers & Services — 0.7%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		71	75,926
HCA, Inc.:
5.88%, 5/01/23		85	93,075
5.38%, 2/01/25		185	196,100
Tenet Healthcare Corp. (b):
5.00%, 3/01/19		325	326,625
5.50%, 3/01/19		240	244,500
			936,226
Independent Power and Renewable Electricity Producers — 0.3%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (b)		325	340,031
Media — 0.4%
Altice Financing SA, 6.63%, 2/15/23 (b)		200	208,250
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		96	99,240
Numericable Group SA, 6.00%, 5/15/22 (b)		200	203,500
			510,990
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		60	62,700
Oil, Gas & Consumable Fuels — 0.3%
Antero Resources Finance Corp., 5.38%, 11/01/21		150	151,125
CONSOL Energy, Inc., 5.88%, 4/15/22		140	134,400
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		145	148,625
			434,150
Pharmaceuticals — 0.2%
Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25 (b)		225	238,219
Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		196	202,125
Wireless Telecommunication Services — 1.0%
Digicel Group Ltd., 8.25%, 9/30/20 (b)		310	313,565
Sprint Communications, Inc., 7.00%, 3/01/20 (b)		800	886,248
T-Mobile USA, Inc., 6.13%, 1/15/22		50	52,625
			1,252,438
Total Corporate Bonds — 5.4%			6,848,008

Portfolio Abbreviations

ABS ADS BROIS CAD CLO	Asset-Backed Security American Depositary Shares Brazilian Overnight Indexed Swap Canadian Dollar Collateralized Loan Obligation	CR DIP EUR GBP OTC	Custodian Receipt Debtor-In-Possession Euro British Pound Over-the-Counter	PIK REMIC SGD USD	Payment-In-Kind Real Estate Mortgage Investment Conduit Singapore Dollar U.S. Dollar
See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	11

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	670	$671,394
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		506	505,198
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		275	288,406
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		221	219,481
Term Loan D, 3.75%, 6/04/21		199	198,222
TransUnion LLC, Term Loan, 4.00%, 4/09/21		1,082	1,076,870
			2,959,571
Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		156	144,061
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		163	150,780
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		26	23,615
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		225	207,973
			526,429
Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		322	321,832
Northwest Airlines, Inc.:
2.18%, 3/10/17		148	145,166
1.56%, 9/10/18		218	208,190
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		257	256,515
			931,703
Auto Components — 4.5%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		282	281,271
Armored Autogroup, Inc., Term Loan B, 6.00%, 11/05/16		57	56,999
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17		623	622,638
2nd Lien Term Loan, 10.50%, 1/29/18		200	194,014
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		356	353,282
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		327	322,175
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		2,005	1,989,436
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		958	962,531
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		575	578,594
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		336	336,000
			5,696,940
Automobiles — 0.3%
Chrysler Group LLC, Term Loan B:
3.25%, 12/31/18		189	188,070
3.50%, 5/24/17		198	198,334
			386,404
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		257	257,078
2nd Lien Term Loan, 8.25%, 6/03/21		69	69,300
			326,378
Building Products — 3.9%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		336	329,406
CPG International, Inc., Term Loan, 4.75%, 9/30/20		1,264	1,241,603
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		318	310,454
Floating Rate Loan Interests (c)		Par (000)	Value
Building Products (concluded)
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21	USD	392	$387,463
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		700	701,750
Nortek, Inc., Term Loan, 3.75%, 10/30/20		478	473,722
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		223	219,498
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		383	381,499
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		109	107,901
Term Loan B, 4.00%, 10/31/19		784	776,812
			4,930,108
Capital Markets — 0.4%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		39	34,474
Term Loan B, 6.75%, 4/30/18		299	284,119
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		195	194,386
			512,979
Chemicals — 4.9%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		253	252,404
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		131	130,960
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		450	445,900
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		27	26,623
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 1/15/22		270	270,508
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		128	127,721
Chromaflo Technologies Corp.:
1st Lien Term Loan, 4.50%, 12/02/19		257	254,504
2nd Lien Term Loan, 8.25%, 5/30/20		110	108,625
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		473	463,756
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		193	192,360
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		654	655,701
Term Loan B2, 4.75%, 6/07/20		167	167,447
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		461	462,404
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		578	562,637
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		315	296,494
Term Loan B2, 4.25%, 1/15/20		578	558,555
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		155	155,118
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		354	349,686
2nd Lien Term Loan, 7.75%, 7/31/22		390	377,976
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		133	131,978
Univar, Inc., Term Loan B, 5.00%, 6/30/17		221	219,272
			6,210,629
Commercial Services & Supplies — 6.3%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		726	717,743
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		14	13,718
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		9	9,277
Term Loan E, 3.25%, 9/07/19		645	643,297
Term Loan F, 3.25%, 2/24/21		195	193,598
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		863	841,877

See Notes to Financial Statements.
12	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Commercial Services & Supplies (concluded)
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21	USD	1,035	$1,037,370
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21		672	674,567
2nd Lien Term Loan, 8.00%, 5/14/22		325	320,937
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		240	241,200
Dealer Tire LLC, Term Loan B, 5.50%, 12/17/21		182	183,845
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		308	304,983
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		547	541,093
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		305	295,426
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		984	975,910
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		214	213,596
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/20/20		207	207,248
West Corp., Term Loan B10, 3.25%, 6/30/18		598	596,430
			8,012,115
Communications Equipment — 1.6%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		327	326,400
2nd Lien Term Loan, 7.50%, 1/24/22		85	84,235
Avaya, Inc., Extended Term Loan B3, 4.67%, 10/26/17		343	332,684
CommScope, Inc., Term Loan B3, 2.83%, 1/21/17		156	155,904
Riverbed Technology, Inc., Term Loan B, 6.00%, 2/19/22		135	136,012
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19		1,033	1,032,043
			2,067,278
Construction & Engineering — 0.4%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		192	192,852
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		280	281,750
			474,602
Construction Materials — 1.5%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		218	217,460
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,596	1,591,353
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		148	142,941
			1,951,754
Containers & Packaging — 1.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		208	207,643
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		571	570,420
BWAY Holding Company, Inc., Term Loan B, 5.50%, 8/14/20		343	344,562
PODS LLC, 1st Lien Term Loan, 5.25%, 1/08/22		250	250,520
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21		169	169,150
			1,542,295
Distributors — 1.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		666	661,884
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		328	329,277
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		230	226,558
VWR Funding, Inc., Term Loan, 3.42%, 4/03/17		204	203,220
			1,420,939

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Consumer Services — 2.2%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21	USD	651	$649,979
2nd Lien Term Loan, 8.00%, 8/13/21		91	90,378
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20		80	80,100
Term Loan B, 3.75%, 1/30/20		632	631,013
CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 6.00%, 12/01/21		135	135,506
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		11	10,543
Term Loan B, 4.00%, 11/06/20		42	41,215
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		247	234,119
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		813	812,670
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		295	155,216
			2,840,739
Diversified Financial Services — 2.4%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21		599	594,297
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		225	223,969
Onex Wizard US Acquisition, Inc., Term Loan, 5.50%, 1/14/22		465	467,823
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		742	743,650
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		589	587,430
TransFirst, Inc.:
2014 1st Lien Term Loan, 5.50%, 11/12/21		313	315,017
2014 2nd Lien Term Loan, 9.00%, 11/12/22		165	163,098
			3,095,284
Diversified Telecommunication Services — 5.1%
Altice Financing SA, Term Loan:
Delayed Draw, 5.50%, 7/02/19		395	397,499
5.25%, 2/04/22		160	160,650
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		686	687,734
GCI Holdings, Inc., Term Loan B, 4.75%, 2/02/22		540	540,448
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		518	519,597
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		190	188,337
Term Loan B, 5.25%, 2/22/19		457	453,664
Level 3 Financing Inc., Incremental Term Loan B5, 4.50%, 1/31/22		835	838,482
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		350	349,289
2020 Term Loan B, 4.00%, 1/15/20		2,330	2,328,835
			6,464,535
Electric Utilities — 0.4%
American Energy — Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		209	177,519
American Energy — Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		52	45,875
2nd Lien Term Loan, 5.50%, 9/30/18		238	215,290
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		52	45,882
			484,566
Electrical Equipment — 1.4%
Southwire Co., Term Loan, 3.25%, 2/10/21		263	256,876
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		448	450,132
Extended Term Loan, 4.66%, 10/10/17 (a)(f)		1,705	1,088,353
			1,795,361

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	13

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Electronic Equipment, Instruments & Components — 0.5%
CDW LLC, Term Loan, 3.25%, 4/29/20	USD	650	$643,834
Energy Equipment & Services — 1.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		256	255,260
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		264	264,264
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		956	918,498
			1,438,022
Food & Staples Retailing — 1.1%
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		334	333,578
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		235	237,204
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		509	509,706
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		380	378,989
			1,459,477
Food Products — 3.4%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20		257	256,750
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		678	676,776
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		587	585,383
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		54	54,142
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		468	468,235
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21		439	439,175
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		372	371,807
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.00%, 4/29/20		123	122,710
Term Loan G, 3.00%, 4/29/20		605	601,492
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		560	484,422
2nd Lien Term Loan, 10.75%, 11/01/19		270	205,200
			4,266,092
Health Care Equipment & Supplies — 5.0%
Auris Luxembourg III Sarl, Term Loan B, 5.50%, 1/17/22		265	267,539
Biomet, Inc., Term Loan B2, 3.67%, 7/25/17		707	705,712
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		438	435,754
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		970	969,883
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		614	614,869
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		798	797,426
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		506	505,228
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		572	574,270
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		704	693,512
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		695	686,923
Sage Products Holdings III LLC, Refinancing Term Loan B2, 5.00%, 12/13/19		100	100,623
			6,351,739
Health Care Providers & Services — 7.4%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		112	112,373
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		335	331,650

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (concluded)
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21	USD	299	$298,688
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		241	241,499
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		392	391,588
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		1,945	1,949,085
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		540	538,988
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/02/22		350	351,971
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,204	2,206,129
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		237	237,000
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		422	421,398
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		265	270,212
HCA, Inc., Term Loan B5, 2.92%, 3/31/17		315	314,962
Ikaria, Inc., 1st Lien Term Loan, 5.00%, 2/12/21		81	80,395
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		480	475,832
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		318	315,266
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		226	223,909
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		419	416,184
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		195	194,187
			9,371,316
Health Care Technology — 0.9%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		754	749,587
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		434	431,610
			1,181,197
Hotels, Restaurants & Leisure — 11.3%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		190	188,104
2nd Lien Term Loan, 8.00%, 8/01/22		1,225	1,217,723
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		252	252,119
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		678	650,965
Burger King Newco Unlimited Liability Co., 2014 Term Loan B, 4.50%, 12/12/21		1,280	1,286,630
Caesars Entertainment Operating Co., Inc., Term Loan B7, 9.75%, 1/28/18		39	36,217
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		1,001	964,094
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		376	376,651
Dave & Buster’s, Inc., Term Loan, 4.25%, 7/25/20		154	154,151
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		452	454,511
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		941	940,186
Intrawest ULC, Term Loan, 5.50%, 12/09/20		366	367,216
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		1,977	1,974,460
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		594	593,875
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		782	778,657
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		370	369,328
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		294	294,182

See Notes to Financial Statements.
14	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (concluded)
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19	USD	114	$113,563
Term Loan B, 4.00%, 2/19/19		524	522,851
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		348	347,001
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		1,142	1,140,154
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		763	768,811
Twin River Management Group, Inc., Term Loan B, 5.25%, 7/10/20		258	258,634
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19		366	364,761
			14,414,844
Household Products — 1.1%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		631	629,520
Prestige Brands, Inc., Term Loan, 4.13%, 1/31/19		238	237,841
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/04/17		176	175,077
Term Loan C, 3.50%, 9/04/19		339	338,182
			1,380,620
Independent Power and Renewable Electricity Producers — 2.1%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18		873	872,948
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16		648	650,821
Granite Acquisition Inc.:
Term Loan B, 5.00%, 12/19/21		710	717,697
Term Loan C, 5.00%, 12/19/21		31	31,579
Terra-Gen Finance Company, LLC, Term Loan B, 5.25%, 12/09/21		375	376,406
			2,649,451
Industrial Conglomerates — 0.5%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		629	613,068
Insurance — 2.5%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		412	411,131
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		249	242,316
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		215	214,174
Term Loan B2, 3.75%, 9/28/18		515	512,028
Cooper Gay Swett & Crawford of Delaware Holding Corp.:
1st Lien Term Loan, 5.00%, 4/16/20		414	380,604
2nd Lien Term Loan C, 8.25%, 10/16/20		200	172,334
Onex York Acquisition Corp., Term Loan B, 4.75%, 10/01/21		483	480,869
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		457	449,930
2nd Lien Term Loan, 6.75%, 2/28/22		260	254,150
			3,117,536
Internet Software & Services — 1.9%
Dealertrack Technologies, Inc., Term Loan B, 3.25%, 2/28/21		420	417,146
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		572	572,394
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		862	864,255
W3 Co.:
1st Lien Term Loan, 5.75%, 3/13/20		403	362,543
2nd Lien Term Loan, 9.25%, 9/11/20		155	145,722
			2,362,060

Floating Rate Loan Interests (c)		Par (000)	Value
IT Services — 3.8%
First Data Corp.:
2018 Extended Term Loan, 3.67%, 3/24/18	USD	2,845	$2,839,533
2018 Term Loan, 3.67%, 9/24/18		295	294,723
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		428	426,577
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		245	228,254
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		123	108,988
SunGard Data Systems, Inc.:
Term Loan C, 3.92%, 2/28/17		350	349,671
Term Loan E, 4.00%, 3/08/20		126	126,356
Vantiv, LLC, 2014 Term Loan B, 3.75%, 6/13/21		392	392,233
			4,766,335
Leisure Products — 0.4%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		364	361,231
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		93	89,778
			451,009
Machinery — 2.3%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		131	131,073
Refinancing Term Loan, 4.25%, 12/10/18		344	342,857
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		266	265,798
Term Loan B3, 4.25%, 8/30/20		79	78,799
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		305	302,689
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		191	188,481
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		180	180,164
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		564	562,443
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		664	638,146
Wabash National Corp., Term Loan B, 4.50%, 5/08/19		237	235,539
			2,925,989
Media — 13.7%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		1,365	1,364,346
Term Loan, 0.00%, 7/03/15 (a)(f)		591	—
Charter Communications Operating LLC:
Term Loan E, 3.00%, 7/01/20		458	456,307
Term Loan G, 4.25%, 9/12/21		935	942,003
Clear Channel Communications, Inc., Term Loan D, 6.92%, 1/30/19		1,364	1,304,683
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		525	521,575
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		254	252,721
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		453	451,460
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		343	343,395
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		983	975,046
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.50%, 1/07/22		350	344,750
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		114	112,995
MCC Iowa LLC:
Term Loan I, 2.65%, 6/30/17		249	247,506
Term Loan J, 3.75%, 6/30/21		124	123,753
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		637	638,557

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	15

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Media (concluded)
Mediacom Communications Corp., Term Loan F, 2.65%, 3/31/18	USD	253	$249,038
Mediacom ILLC, Term Loan E, 3.15%, 10/23/17		478	474,315
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/30/21		309	306,037
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		509	509,312
Term Loan B2, 4.50%, 5/21/20		440	440,624
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		365	362,290
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		706	701,251
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		368	364,607
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		1,144	1,142,916
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		519	518,068
UPC Financing Partnership, Term Loan AG, 3.75%, 3/31/21	EUR	281	313,775
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	780	777,598
Term Loan E, 4.25%, 6/30/23	GBP	650	1,002,981
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	947	946,917
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.25%, 5/06/21		57	56,647
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		425	420,928
Term Loan B2A, 3.50%, 1/15/22		276	273,051
Term Loan B3, 3.50%, 1/15/22		453	449,071
			17,388,523
Metals & Mining — 1.1%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		100	92,500
Novelis, Inc., Term Loan, 3.75%, 3/10/17		780	778,517
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		580	579,655
			1,450,672
Multiline Retail — 2.3%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		449	449,378
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		1,035	1,030,665
2nd Lien Term Loan, 8.50%, 3/26/20		200	198,250
Dollar Tree, Inc., Term Loan B, 4.25%, 1/26/22		470	473,408
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20		151	151,465
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		580	574,650
			2,877,816
Oil, Gas & Consumable Fuels — 4.5%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		426	340,504
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 1/26/20		430	427,493
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		848	660,897
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		440	424,235
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		311	297,340
2nd Lien Term Loan, 8.38%, 9/30/20		135	103,179
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		205	206,281
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		119	118,271
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		27	16,306

Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels (concluded)
Packers Holdings LLC, Term Loan B, 5.00%, 12/02/21	USD	375	$376,875
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		325	328,250
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		360	352,800
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		105	101,325
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		405	384,750
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		61	55,019
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		269	261,262
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		214	199,752
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/08/22		250	248,750
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		360	363,449
Veresen Midstream Limited Partnership, Term Loan B, 6.00%, 2/19/22		380	378,100
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		134	132,648
			5,777,486
Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B2, 4.50%, 9/03/21		93	93,027
Pharmaceuticals — 6.2%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		569	570,235
Amneal Pharmaceuticals LLC, Term Loan, 5.00%, 11/01/19		277	277,084
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		211	208,066
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		357	356,407
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.17%, 2/27/21		976	973,772
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		363	360,360
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		329	328,283
Term Loan B, 3.25%, 3/19/21		526	522,869
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		845	839,365
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		981	979,404
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		568	568,397
Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 1/02/20		469	468,540
Valeant Pharmaceuticals International, Inc., Term Loan B:
Series C2, 3.50%, 12/11/19		524	523,157
Series D2, 3.50%, 2/13/19		568	566,214
Series E, 3.50%, 8/05/20		326	325,399
			7,867,552
Professional Services — 2.5%
Acosta Holdco, Inc., 2014 Term Loan, 5.00%, 9/26/21		305	306,439
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		469	466,364
2014 2nd Lien Term Loan, 7.50%, 7/25/22		160	159,450
Ceridian LLC, 2014 Term Loan, 4.50%, 9/15/20		393	388,262
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		717	715,008
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		275	273,166

See Notes to Financial Statements.
16	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (c)		Par (000)	Value
Professional Services (concluded)
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19	USD	422	$418,250
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		391	386,080
			3,113,019
Real Estate Management & Development — 1.8%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		523	522,989
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		492	493,219
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		40	39,643
Term Loan B, 3.75%, 3/05/20		1,182	1,180,191
			2,236,042
Road & Rail — 0.8%
Hertz Corp., Term Loan B2, 3.50%, 3/11/18		328	325,765
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		462	447,667
2nd Lien Term Loan, 7.75%, 9/21/21		225	200,250
			973,682
Semiconductors & Semiconductor Equipment — 1.7%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		1,169	1,169,791
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		529	527,709
Term Loan B5, 5.00%, 1/15/21		163	163,694
NXP BV, Term Loan D, 3.25%, 1/11/20		326	323,431
			2,184,625
Software — 3.8%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		241	236,800
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		176	174,240
Term Loan B, 4.25%, 11/01/19		386	384,964
Infor US, Inc.:
Term Loan B3, 3.75%, 6/03/20		196	193,758
Term Loan B5, 3.75%, 6/03/20		980	970,637
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		202	192,275
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		114	114,232
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		409	417,822
Initial Incremental Term Loan, 4.50%, 10/30/19		243	243,276
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		505	501,697
2nd Lien Term Loan, 8.50%, 10/11/21		350	345,551
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 1/08/21		219	213,188
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		638	637,362
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		75	74,696
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		130	124,962
			4,825,460
Specialty Retail — 4.8%
Academy Ltd., Term Loan, 4.50%, 8/03/18		519	517,821
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		298	299,118
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		329	322,582
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		548	543,817

Floating Rate Loan Interests (c)		Par (000)	Value
Specialty Retail (concluded)
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20	USD	662	$659,710
Term Loan B, 3.75%, 1/28/20		515	511,680
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		944	937,429
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		771	770,211
PetSmart, Inc., 1st Lien Term Loan, 5.00%, 2/18/22		1,165	1,172,805
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		369	311,916
			6,047,089
Technology Hardware, Storage & Peripherals — 0.7%
Dell, Inc.:
Term Loan C, 3.75%, 10/29/18		385	385,686
Term Loan B, 4.50%, 4/29/20		447	448,727
			834,413
Textiles, Apparel & Luxury Goods — 1.8%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		496	496,250
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		527	445,680
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		466	439,186
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		502	498,078
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		379	379,050
			2,258,244
Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		441	438,795
Wireless Telecommunication Services — 0.5%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		601	594,841
Total Floating Rate Loan Interests — 133.2%			168,984,484

Non-Agency Mortgage Backed Securities — 0.2%
Collateralized Mortgage Obligations — 0.2%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)		304	309,564

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		12	173
Eaton Vance Senior Income Trust		3,347	21,856
Total Investment Companies — 0.0%			22,029

Warrants (g)
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)		691	$3,687
Total Investments (Cost — $182,519,416) — 143.1%			181,616,611
Liabilities in Excess of Other Assets — (43.1)%			(54,697,640)
Net Assets — 100.0%			$126,918,971

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	17

Schedule of Investments (continued)	BlackRock Defined Opportunity Credit Trust (BHL)

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank Securities, Inc.	$1,293,750	—

(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(g)
Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

•	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,958,501	(2,958,501)	—	$142

•	As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	120,000	USD	135,638	Deutsche Bank AG	4/21/15	$(1,275)
USD	405,054	EUR	351,000	Citibank N.A.	4/21/15	12,042
USD	813,069	GBP	536,000	Bank of America N.A.	4/21/15	(14,156)
Total						$(3,389)

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Asset-Backed Securities	$—	$3,596,662	$1,178,050	$4,774,712
Common Stocks	481,742	192,385	—	674,127
Corporate Bonds	—	6,848,008	—	6,848,008
Floating Rate Loan Interests	—	157,949,885	11,034,599	168,984,484
Investment Companies	22,029	—	—	22,029
Non-Agency Mortgage-Backed Securities	—	309,564	—	309,564
Warrants	—	—	3,687	3,687
Total	$503,771	$168,896,504	$12,216,336	$181,616,611

See Notes to Financial Statements.
18	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Schedule of Investments (concluded)	BlackRock Defined Opportunity Credit Trust (BHL)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$12,042	—	$12,042
Liabilities:
Foreign currency exchange contracts	—	(15,431)	—	(15,431)
Total	—	$(3,389)	—	$(3,389)

[1]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$99,981	—	—	$99,981
Foreign currency at value	2,102	—	—	2,102
Liabilities:
Bank borrowings payable	—	$(52,000,000)	—	(52,000,000)
Total	$102,083	$(52,000,000)	—	$(51,897,917)

During the six months ended February 28, 2015, there were no transfers between level 1 and level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Floating Rate Loan Interests	Unfunded Floating Rate Loan Interests (Liabilities)	Warrants	Total
Assets:
Opening Balance, as of August 31, 2014	$921,580	$13,599,109	$(85)	—	$14,520,604
Transfers into Level 3[2]	—	4,360,933	—	—	4,360,933
Transfers out of Level 3[3]	(921,580)	(5,813,003)	—	$3,214	(6,731,369)
Accrued discounts/premiums	1,851	9,718	—	—	11,569
Net realized gain	—	5,630	—	—	5,630
Net change in unrealized appreciation/ depreciation[4,5]	12,649	(225,441)	85	473	(212,234)
Purchases	1,163,550	2,028,676	—	—	3,192,226
Sales	—	(2,931,023)	—	—	(2,931,023)
Closing Balance, as of February 28, 2015	$1,178,050	$11,034,599	—	$3,687	$12,216,336
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2015[4]	$12,649	$(250,310)	$85	$473	$(237,103)
[2]	As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $4,360,933 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[3]	As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $6,731,369 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[4]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.
[5]	Included in the related net change in unrealized appreciation/depreciation in the Statements of Operations.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

See Notes to Financial Statements.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	19

Consolidated Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Common Stocks (a)		Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (b)		23,849	$20,749
Diversified Consumer Services — 0.4%
HMH Holdings/EduMedia		116,627	2,306,882
Diversified Financial Services — 0.0%
Kcad Holdings I Ltd.		217,833,983	217,834
Electrical Equipment — 0.0%
Medis Technologies Ltd.		260,833	3
Media — 0.2%
Cengage Thomson Learning		37,579	810,316
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd.		393,892	1,061,848
Ainsworth Lumber Co. Ltd. (b)		346,000	932,741
			1,994,589
Semiconductors & Semiconductor Equipment — 0.0%
SunPower Corp.		1,860	60,747
Total Common Stocks — 1.0%			5,411,120

Asset-Backed Securities		Par (000)
ALM Loan Funding (b)(c):
Series 2013-7RA, Class C, 3.71%, 4/24/24	USD	1,075	1,043,079
Series 2013-7RA, Class D, 5.26%, 4/24/24		900	835,245
Series 2013-8A, Class B, 3.01%, 1/20/26		1,150	1,113,486
ALM XIV Ltd., Series 2014-14A, Class C, 3.71%, 7/28/26 (b)(c)		713	676,264
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.44%, 12/09/26 (b)(c)		1,000	960,000
Ares CLO Ltd., Series 2014-32A, Class C, 4.45%, 11/15/25 (b)(c)		1,000	993,340
Atlas Senior Loan Fund Ltd., Series 2014-6A, Class D, 3.96%, 10/15/26 (b)(c)		860	818,515
Atrium CDO Corp., Series 9A, Class D, 3.76%, 2/28/24 (b)(c)		1,100	1,057,166
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.75%, 7/15/24 (b)(c)		650	615,010
Carlyle Global Market Strategies CLO Ltd. (b)(c):
Series 2012-4A, Class D, 4.76%, 1/20/25		700	707,670
Series 2013-1A, Class C, 4.26%, 2/14/25		250	247,241
Cent CLO 22, Ltd., Series 2014-22A, Class C, 3.98%, 11/07/26 (b)(c)		625	593,375
CIFC Funding 2014-V, Ltd., Series 2014-5A, Class D2, 4.74%, 1/17/27 (b)(c)		1,000	980,700
CIFC Funding Ltd., Series 2014-3A, Class C1, 3.06%, 7/22/26 (b)(c)		250	242,359
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.26%, 4/20/23 (b)(c)		950	939,458
LCM LP, 0.00%, 4/20/27 (b)(d)(e)		1,500	2,156,250
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.76%, 10/23/25 (b)(c)		370	349,500
North End CLO Ltd., Series 2013-1A, Class D, 3.76%, 7/17/25 (b)(c)		750	704,343
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class D, 3.46%, 10/25/25 (b)(c)		1,000	932,083
Octagon Investment Partners XX Ltd., Series 2014-1A, Class C, 3.06%, 8/12/26 (b)(c)		250	242,313
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 3.90%, 11/14/26 (b)(c)		500	480,515
OZLM Funding Ltd., Series 2012-2A, Class C, 4.60%, 10/30/23 (b)(c)		500	501,333
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 7/17/26 (b)(c)		250	238,605

Asset-Backed Securities		Par (000)	Value
Regatta Funding LP, Series 2013-2A, Class C, 4.25%, 1/15/25 (b)(c)	USD	500	$483,752
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)(c)		1,250	1,144,375
Symphony CLO Ltd., Series 2012-10A, Class D, 5.51%, 7/23/23 (b)(c)		1,500	1,501,380
Voya CLO Ltd., Series 2014-3A, Class C, 3.86%, 7/25/26 (b)(c)		250	240,345
Voya CLO, Ltd., Series 2014-4A (b):
Class C, 4.23%, 10/14/26 (c)		1,000	987,030
Class SUB, 0.00%, 10/14/26 (e)		1,000	940,700
Total Asset-Backed Securities — 4.0%			22,725,432

Corporate Bonds
Airlines — 0.7%
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (b)		1,140	1,151,400
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		175	197,588
US Airways Pass-Through Trust, Series 2012-2, Class C, 5.45%, 6/03/18		2,605	2,689,663
			4,038,651
Auto Components — 0.4%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
3.50%, 3/15/17		717	725,962
4.88%, 3/15/19		1,415	1,455,752
			2,181,714
Banks — 0.0%
CIT Group, Inc., 5.00%, 8/01/23		135	142,425
Capital Markets — 0.2%
Blackstone CQP Holdco LP, 9.30%, 3/18/19		928	918,510
E*Trade Financial Corp., 0.00%, 8/31/19 (b)(e)(f)		129	325,245
			1,243,755
Chemicals — 0.6%
GEO Specialty Chemicals, Inc., 7.50%, 3/31/15		1,559	3,554,720
Commercial Services & Supplies — 0.3%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 3.01%, 12/01/17 (c)		295	296,475
AWAS Aviation Capital Ltd., 7.00%, 10/17/16 (b)		939	958,686
United Rentals North America, Inc., 5.75%, 7/15/18		350	363,344
			1,618,505
Communications Equipment — 0.3%
Avaya, Inc., 7.00%, 4/01/19 (b)		390	393,900
Zayo Group LLC/Zayo Capital, Inc., 8.13%, 1/01/20		1,323	1,402,380
			1,796,280
Construction & Engineering — 0.1%
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (b)		335	338,350
Consumer Finance — 0.2%
Ally Financial, Inc.:
7.50%, 9/15/20		128	152,320
5.13%, 9/30/24		135	142,594
8.00%, 11/01/31		621	804,280
			1,099,194
Health Care Providers & Services — 0.7%
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		314	335,784
HCA, Inc.:
5.88%, 5/01/23		370	405,150
5.38%, 2/01/25		810	858,600

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (concluded)
Tenet Healthcare Corp. (b):
5.00%, 3/01/19	USD	1,400	$1,407,000
5.50%, 3/01/19		1,040	1,059,500
			4,066,034
Hotels, Restaurants & Leisure — 0.0%
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/15 (a)(g)		120	—
Independent Power and Renewable Electricity Producers — 0.3%
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (b)		1,400	1,464,750
Media — 0.4%
Altice Financing SA, 6.63%, 2/15/23 (b)		550	572,687
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (b)		514	531,348
Numericable Group SA, 6.00%, 5/15/22 (b)		842	856,735
			1,960,770
Metals & Mining — 0.0%
Novelis, Inc., 8.38%, 12/15/17		255	266,475
Oil, Gas & Consumable Fuels — 0.3%
Antero Resources Finance Corp., 5.38%, 11/01/21		600	604,500
CONSOL Energy, Inc., 5.88%, 4/15/22		620	595,200
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19		635	650,875
			1,850,575
Pharmaceuticals — 0.2%
Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25 (b)		1,005	1,064,044
Road & Rail — 0.2%
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (b)		884	911,625
Wireless Telecommunication Services — 1.0%
Digicel Group Ltd., 8.25%, 9/30/20 (b)		1,355	1,370,582
Sprint Communications, Inc., 7.00%, 3/01/20 (b)		3,510	3,888,413
T-Mobile USA, Inc., 6.13%, 1/15/22		225	236,813
			5,495,808
Total Corporate Bonds — 5.9%			33,093,675

Floating Rate Loan Interests (c)
Aerospace & Defense — 2.3%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21		2,945	2,951,126
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		2,201	2,197,367
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,175	1,232,281
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		882	877,925
Term Loan D, 3.75%, 6/04/21		821	817,665
TransUnion LLC, Term Loan, 4.00%, 4/09/21		4,754	4,732,301
			12,808,665
Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		693	640,062
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		725	669,913
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		114	104,875
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		1,000	924,018
			2,338,868
Airlines — 0.7%
Delta Air Lines, Inc., 2018 Term Loan B1, 3.25%, 10/18/18		1,422	1,420,542

Floating Rate Loan Interests (c)		Par (000)	Value
Airlines (concluded)
Northwest Airlines, Inc.:
2.18%, 3/10/17	USD	653	$635,917
1.56%, 9/10/18		958	914,254
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19		1,139	1,134,583
			4,105,296
Auto Components — 4.5%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		1,236	1,234,469
Armored Autogroup, Inc., Term Loan B, 6.00%, 11/05/16		243	242,245
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17		2,779	2,777,925
2nd Lien Term Loan, 10.50%, 1/29/18		907	881,571
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		1,579	1,565,233
FPC Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/19/19		1,544	1,522,277
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		8,798	8,729,766
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		4,179	4,197,471
GPX International Tire Corp., Term Loan (a)(g):
PIK, 13.00%, 12/31/49 (h)		18	—
12.25%, 12/31/49		1,097	—
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		2,520	2,535,750
UCI International, Inc., Term Loan B, 5.50%, 7/26/17		1,440	1,440,000
			25,126,707
Automobiles — 0.3%
Chrysler Group LLC, Term Loan B:
3.25%, 12/31/18		819	816,618
3.50%, 5/24/17		868	867,714
			1,684,332
Banks — 0.3%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		1,153	1,151,908
2nd Lien Term Loan, 8.25%, 6/03/21		307	306,900
			1,458,808
Building Products — 3.9%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		1,461	1,434,359
CPG International, Inc., Term Loan, 4.75%, 9/30/20		5,735	5,635,048
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		1,404	1,372,789
Interline Brands, Inc., 2021 Term Loan, 4.00%, 3/17/21		1,742	1,721,510
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		3,065	3,072,663
Nortek, Inc., Term Loan, 3.75%, 10/30/20		2,080	2,062,664
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,012	995,059
Quikrete Holdings, Inc., 1st Lien Term Loan, 4.00%, 9/28/20		1,679	1,672,027
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		500	495,365
Term Loan B, 4.00%, 10/31/19		3,386	3,354,854
			21,816,338
Capital Markets — 0.4%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		186	162,919
Term Loan B, 6.75%, 4/30/18		1,359	1,290,527
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		870	866,239
			2,319,685

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	21

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Chemicals — 4.7%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19	USD	1,099	$1,096,985
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		570	569,173
Axalta Coating Systems US Holdings, Inc., Term Loan, 3.75%, 2/01/20		1,986	1,969,876
CeramTec Acquisition Corp., Term Loan B2, 4.25%, 8/30/20		116	115,827
Charter NEX US Holdings, Inc., Term Loan B, 5.25%, 1/15/22		1,015	1,016,908
Chemtura Corp., Term Loan B, 3.50%, 8/27/16		499	498,210
Chromaflo Technologies Corp., 1st Lien Term Loan, 4.50%, 12/02/19		1,139	1,125,692
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		2,049	2,008,007
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		856	853,288
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		2,858	2,866,168
Term Loan B2, 4.75%, 6/07/20		747	751,249
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		2,074	2,080,820
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		2,441	2,377,194
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		1,365	1,284,806
Term Loan B2, 4.25%, 1/15/20		2,518	2,434,725
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		677	678,643
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		1,541	1,521,873
2nd Lien Term Loan, 7.75%, 7/31/22		1,725	1,671,818
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20		581	576,791
Univar, Inc., Term Loan B, 5.00%, 6/30/17		979	971,013
			26,469,066
Commercial Services & Supplies — 6.2%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		3,191	3,153,373
ARAMARK Corp.:
Extended Synthetic Line of Credit 2, 3.65%, 7/26/16		46	45,668
Extended Synthetic Line of Credit 3, 3.65%, 7/26/16		32	31,877
Term Loan E, 3.25%, 9/07/19		2,848	2,839,112
Term Loan F, 3.25%, 2/24/21		863	858,780
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		3,790	3,695,113
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		4,540	4,548,528
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21		2,985	2,998,074
2nd Lien Term Loan, 8.00%, 5/14/22		1,500	1,481,250
Creative Artists Agency LLC, Term Loan B, 5.50%, 12/17/21		960	964,800
Dealer Tire LLC, Term Loan B, 5.50%, 12/17/21		870	877,360
KAR Auction Services, Inc., Term Loan B2, 3.50%, 3/11/21		1,350	1,337,989
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		2,388	2,361,135
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		1,340	1,296,063
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		4,305	4,271,400
US Ecology, Inc., Term Loan, 3.75%, 6/17/21		906	901,851
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/20/20		923	924,646
West Corp., Term Loan B10, 3.25%, 6/30/18		2,606	2,597,498
			35,184,517

Floating Rate Loan Interests (c)		Par (000)	Value
Communications Equipment — 1.9%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21	USD	1,429	$1,424,301
2nd Lien Term Loan, 7.50%, 1/24/22		380	376,580
Avaya, Inc., Extended Term Loan B3, 4.67%, 10/26/17		1,506	1,462,085
CommScope, Inc., Term Loan B3, 2.83%, 1/21/17		689	687,841
Riverbed Technology, Inc., Term Loan B, 6.00%, 2/19/22		605	609,537
Telesat Canada, Term Loan A, 4.40%, 3/24/17	CAD	2,125	1,689,240
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	4,550	4,543,948
			10,793,532
Construction & Engineering — 0.1%
AECOM Technology Corp., Term Loan B, 3.75%, 10/15/21		845	848,547
Construction Materials — 1.5%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		960	958,802
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		7,153	7,132,549
McJunkin Red Man Corp., Term Loan, 5.00%, 11/08/19		657	633,703
			8,725,054
Containers & Packaging — 1.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		918	914,620
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		2,496	2,492,931
BWAY Holding Company, Inc., Term Loan B, 5.50%, 8/14/20		1,502	1,508,084
PODS LLC, 1st Lien Term Loan, 5.25%, 1/08/22		1,000	1,002,080
Rexam PLC, 1st Lien Term Loan, 4.25%, 5/02/21		771	771,125
			6,688,840
Distributors — 1.1%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,962	2,945,416
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		1,445	1,451,813
Crossmark Holdings, Inc., 1st Lien Term Loan, 4.50%, 12/20/19		1,009	992,997
VWR Funding, Inc., Term Loan, 3.42%, 4/03/17		880	878,202
			6,268,428
Diversified Consumer Services — 2.2%
Allied Security Holdings LLC:
1st Lien Term Loan, 4.25%, 2/12/21		2,869	2,862,830
2nd Lien Term Loan, 8.00%, 8/13/21		417	415,741
Bright Horizons Family Solutions, Inc.:
Incremental Term Loan B1, 4.25%, 1/30/20		240	240,300
Term Loan B, 3.75%, 1/30/20		2,769	2,763,738
CT Technologies Intermediate Holdings, Inc., 2014 Term Loan, 6.00%, 12/01/21		575	577,156
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		47	46,054
Term Loan B, 4.00%, 11/06/20		182	180,028
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		1,067	1,011,394
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		3,696	3,694,407
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		1,352	712,042
			12,503,690
Diversified Financial Services — 2.4%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21		2,671	2,649,572
Diamond US Holding LLC, Term Loan B, 4.75%, 12/17/21		975	970,535

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Financial Services (concluded)
Onex Wizard US Acquisition, Inc., Term Loan, 5.25%, 1/14/22	USD	2,090	$2,102,686
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		3,245	3,253,506
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		2,569	2,561,985
TransFirst, Inc.:
2014 1st Lien Term Loan, 5.50%, 11/12/21		1,373	1,381,227
2014 2nd Lien Term Loan, 9.00%, 11/12/22		741	733,937
			13,653,448
Diversified Telecommunication Services — 4.9%
Altice Financing SA, Term Loan, 5.25%, 2/04/22		1,100	1,104,466
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		3,018	3,025,555
GCI Holdings, Inc., Term Loan B, 4.75%, 2/02/22		2,410	2,412,000
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		2,703	2,710,726
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		850	842,562
Term Loan B, 5.25%, 2/22/19		2,004	1,990,270
Level 3 Financing Inc., Incremental Term Loan B5, 4.50%, 1/31/22		3,675	3,690,325
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		1,647	1,645,448
2020 Term Loan B, 4.00%, 1/15/20		10,260	10,254,870
			27,676,222
Electric Utilities — 0.4%
American Energy — Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		915	777,113
American Energy — Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		224	197,260
2nd Lien Term Loan, 5.50%, 9/30/18		1,049	949,235
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		224	197,291
			2,120,899
Electrical Equipment — 1.4%
Southwire Co., Term Loan, 3.25%, 2/10/21		1,171	1,143,827
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		1,971	1,979,708
Extended Term Loan, 4.66%, 10/10/17 (a)(g)		7,510	4,793,858
			7,917,393
Electronic Equipment, Instruments & Components — 0.4%
CDW LLC, Term Loan, 3.25%, 4/29/20		2,012	1,993,957
Energy Equipment & Services — 1.4%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,812	1,806,455
Exgen Texas Power LLC, Term Loan B, 5.75%, 9/16/21		1,167	1,166,750
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		4,969	4,773,002
			7,746,207
Food & Staples Retailing — 1.1%
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		1,471	1,468,738
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		1,040	1,049,755
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/19		2,222	2,225,063
US Foods, Inc., Refinancing Term Loan, 4.50%, 3/31/19		1,670	1,665,558
			6,409,114

Floating Rate Loan Interests (c)		Par (000)	Value
Food Products — 3.3%
CTI Foods Holding Co. LLC, 1st Lien Term Loan, 4.50%, 6/29/20	USD	1,121	$1,120,813
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		2,986	2,978,823
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		2,575	2,568,912
H.J. Heinz Co., Term Loan B1, 3.25%, 6/07/19		227	227,396
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		2,149	2,151,886
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21		1,939	1,941,382
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,452	1,451,746
Pinnacle Foods Finance LLC:
Incremental Term Loan H, 3.00%, 4/29/20		528	525,201
Term Loan G, 3.00%, 4/29/20		2,638	2,620,787
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		2,451	2,120,407
2nd Lien Term Loan, 10.75%, 11/01/19		1,195	908,200
			18,615,553
Health Care Equipment & Supplies — 5.0%
Auris Luxembourg III Sarl, Term Loan B, 5.50%, 1/17/22		1,255	1,267,023
Biomet, Inc., Term Loan B2, 3.67%, 7/25/17		3,100	3,096,777
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		1,923	1,913,566
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		4,250	4,247,781
Iasis Healthcare LLC, Term Loan B2, 4.50%, 5/03/18		2,740	2,741,329
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		3,518	3,513,507
Leonardo Acquisition Corp., Term Loan, 4.25%, 1/31/21		2,188	2,184,370
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		2,612	2,621,670
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		3,180	3,131,090
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		3,080	3,042,405
Sage Products Holdings III LLC, Refinancing Term Loan B2, 5.00%, 12/13/19		444	447,772
			28,207,290
Health Care Providers & Services — 7.3%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		469	470,562
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		1,470	1,455,300
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		1,298	1,299,293
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		1,057	1,057,128
CHG Healthcare Services Inc., Term Loan, 4.25%, 11/19/19		1,717	1,715,058
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		8,578	8,594,820
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		2,339	2,335,614
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/02/22		1,600	1,609,008
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		9,666	9,676,091
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		1,032	1,031,937
Envision Healthcare Corp., Term Loan, 4.00%, 5/25/18		1,902	1,899,503
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,193	1,217,025

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	23

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Health Care Providers & Services (concluded)
HCA, Inc., Term Loan B5, 2.92%, 3/31/17	USD	1,402	$1,401,404
Ikaria, Inc., 1st Lien Term Loan, 5.00%, 2/12/21		363	361,778
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		2,115	2,098,488
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		1,322	1,309,981
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		990	980,131
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		1,837	1,826,315
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19		884	879,892
			41,219,328
Health Care Technology — 0.9%
IMS Health, Inc., Term Loan, 3.50%, 3/17/21		3,345	3,323,827
MedAssets, Inc., Term Loan B, 4.00%, 12/13/19		1,902	1,889,858
			5,213,685
Hotels, Restaurants & Leisure — 11.3%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		833	826,666
2nd Lien Term Loan, 8.00%, 8/01/22		5,815	5,780,459
Boyd Gaming Corp., Term Loan B, 4.00%, 8/14/20		2,316	2,315,356
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		2,966	2,846,888
Burger King Newco Unlimited Liability Co., 2014 Term Loan B, 4.50%, 12/12/21		5,620	5,649,112
Caesars Entertainment Operating Co., Inc., Term Loan B7, 9.75%, 1/28/18		151	138,945
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		3,908	3,763,257
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		1,661	1,663,132
Dave & Buster’s, Inc., Term Loan, 4.25%, 7/25/20		669	669,340
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,923	1,932,866
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		4,119	4,115,833
Intrawest ULC, Term Loan, 5.50%, 12/09/20		1,604	1,607,810
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		8,056	8,046,129
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20		2,475	2,474,480
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		3,447	3,433,151
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		1,618	1,615,812
RHP Hotel Properties LP, Term Loan B, 3.75%, 1/15/21		1,279	1,281,439
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		504	503,625
Term Loan B, 4.00%, 2/19/19		2,312	2,308,494
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		1,530	1,526,851
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		5,023	5,016,677
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		3,337	3,361,662
Twin River Management Group, Inc., Term Loan B, 5.25%, 7/10/20		1,106	1,107,736
Wendy’s International, Inc., Term Loan B, 3.25%, 5/15/19		1,626	1,618,901
			63,604,621
Household Products — 1.1%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		2,741	2,734,149
Prestige Brands, Inc., Term Loan, 4.13%, 1/31/19		1,039	1,039,261
Spectrum Brands, Inc.:
Term Loan A, 3.00%, 9/04/17		777	774,810
Term Loan C, 3.50%, 9/04/19		1,458	1,454,469
			6,002,689

Floating Rate Loan Interests (c)		Par (000)	Value
Independent Power and Renewable Electricity Producers — 2.0%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18	USD	3,569	$3,569,889
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16		2,845	2,857,326
Granite Acquisition Inc.:
Term Loan B, 5.00%, 12/19/21		3,115	3,148,468
Term Loan C, 5.00%, 12/19/21		137	138,532
Terra-Gen Finance Company, LLC, Term Loan B, 5.25%, 12/09/21		1,655	1,661,206
			11,375,421
Industrial Conglomerates — 0.5%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		2,801	2,729,221
Insurance — 2.3%
Alliant Holdings I, Inc., Term Loan B, 5.00%, 12/20/19		1,784	1,779,954
AmWINS Group LLC, 2014 2nd Lien Term Loan, 9.50%, 9/04/20		1,090	1,062,463
CNO Financial Group, Inc.:
Term Loan B1, 3.00%, 9/28/16		945	940,275
Term Loan B2, 3.75%, 9/28/18		2,249	2,235,553
Cooper Gay Swett & Crawford of Delaware Holding Corp., 1st Lien Term Loan, 5.00%, 4/16/20		1,817	1,671,939
Onex York Acquisition Corp., Term Loan B, 4.75%, 10/01/21		2,117	2,106,997
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		2,015	1,985,561
2nd Lien Term Loan, 6.75%, 2/28/22		1,155	1,129,013
			12,911,755
Internet Software & Services — 1.7%
Dealertrack Technologies, Inc., Term Loan B, 3.25%, 2/28/21		1,856	1,843,975
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		2,537	2,538,442
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		3,820	3,829,400
W3 Co., 1st Lien Term Loan, 5.75%, 3/13/20		1,764	1,587,229
			9,799,046
IT Services — 3.7%
First Data Corp.:
2018 Extended Term Loan, 3.67%, 3/24/18		12,519	12,497,576
2018 Term Loan, 3.67%, 9/24/18		1,150	1,148,919
Genpact International, Inc., Term Loan B, 3.50%, 8/30/19		1,847	1,841,667
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		1,015	945,207
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		539	479,227
SunGard Data Systems, Inc.:
Term Loan C, 3.92%, 2/28/17		1,515	1,513,576
Term Loan E, 4.00%, 3/08/20		567	566,423
Vantiv, LLC, 2014 Term Loan B, 3.75%, 6/13/21		1,726	1,726,676
			20,719,271
Leisure Products — 0.4%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		1,616	1,605,473
FGI Operating Co. LLC, Term Loan, 5.50%, 4/19/19		396	381,131
			1,986,604
Machinery — 2.3%
Alliance Laundry Systems LLC:
2nd Lien Term Loan, 9.50%, 12/10/19		573	573,443
Refinancing Term Loan, 4.25%, 12/10/18		1,522	1,515,659
Faenza Acquisition GmbH:
Term Loan B1, 4.25%, 8/30/20		1,159	1,156,396
Term Loan B3, 4.25%, 8/30/20		344	342,829
Generac Power Systems, Inc., Term Loan B, 3.25%, 5/31/20		1,353	1,342,079

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Machinery (concluded)
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18	USD	967	$952,253
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		800	800,728
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		2,403	2,395,890
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		2,929	2,813,242
Wabash National Corp., Term Loan B, 4.50%, 5/08/19		1,043	1,037,724
			12,930,243
Media — 13.0%
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		5,636	5,635,071
Term Loan, 0.00%, 7/03/15 (a)(g)		2,489	—
Charter Communications Operating LLC:
Term Loan E, 3.00%, 7/01/20		2,004	1,996,958
Term Loan G, 4.25%, 9/12/21		4,100	4,130,709
Clear Channel Communications, Inc., Term Loan D, 6.92%, 1/30/19		6,175	5,906,441
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		2,267	2,251,677
Gray Television, Inc., 2014 Term Loan B, 3.75%, 6/10/21		1,104	1,099,556
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		1,981	1,972,650
Hubbard Radio LLC, Term Loan B, 4.50%, 4/29/19		1,372	1,373,581
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		4,313	4,278,778
Liberty Cablevision of Puerto Rico LLC, 2014 1st Lien Term Loan, 4.50%, 1/07/22		1,490	1,467,650
Live Nation Entertainment, Inc., 2020 Term Loan B1, 3.50%, 8/17/20		494	491,281
MCC Iowa LLC:
Term Loan I, 2.65%, 6/30/17		1,075	1,069,227
Term Loan J, 3.75%, 6/30/21		522	519,763
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		2,687	2,693,364
Mediacom Communications Corp., Term Loan F, 2.65%, 3/31/18		1,112	1,093,814
Mediacom Illinois LLC, Term Loan G, 3.75%, 6/30/21		1,357	1,342,614
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		2,236	2,238,557
Term Loan B2, 4.50%, 5/21/20		1,934	1,936,656
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		1,607	1,594,077
SBA Senior Finance II LLC, Term Loan B1, 3.25%, 3/24/21		3,035	3,012,414
Sinclair Television Group, Inc., Term Loan B, 3.00%, 4/09/20		1,862	1,842,482
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		4,800	4,794,345
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,271	2,264,649
UPC Financing Partnership, Term Loan AG, 3.75%, 3/31/21	EUR	1,272	1,421,172
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	3,415	3,404,482
Term Loan E, 4.25%, 6/30/23	GBP	2,840	4,382,256
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19	USD	3,964	3,963,038
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.25%, 5/06/21		250	249,317
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		1,879	1,861,115
Term Loan B2A, 3.50%, 1/15/22		1,219	1,207,123
Term Loan B3, 3.50%, 1/15/22		2,004	1,985,287
			73,480,104

Floating Rate Loan Interests (c)		Par (000)	Value
Metals & Mining — 1.0%
Novelis, Inc., Term Loan, 3.75%, 3/10/17	USD	3,383	$3,377,566
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		2,515	2,514,812
			5,892,378
Multiline Retail — 2.3%
99¢ Only Stores, Term Loan, 4.50%, 1/11/19		1,959	1,961,868
BJ’s Wholesale Club, Inc.:
1st Lien Term Loan, 4.50%, 9/26/19		4,843	4,820,938
2nd Lien Term Loan, 8.50%, 3/26/20		870	862,387
Dollar Tree, Inc., Term Loan B, 4.25%, 1/26/22		2,085	2,100,116
Hudson’s Bay Co., 1st Lien Term Loan, 4.75%, 11/04/20		661	662,863
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		2,580	2,557,324
			12,965,496
Oil, Gas & Consumable Fuels — 4.5%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18		1,867	1,492,646
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 1/26/20		2,050	2,038,048
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		3,701	2,884,624
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,920	1,851,206
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		1,353	1,293,188
2nd Lien Term Loan, 8.38%, 9/30/20		390	298,073
Green Energy Partners/Stonewall LLC, Term Loan B1, 6.50%, 11/13/21		895	900,594
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		532	526,756
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		110	67,228
Packers Holdings LLC, Term Loan B, 5.00%, 12/02/21		1,650	1,658,250
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,435	1,449,350
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		1,560	1,528,800
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		470	453,550
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,800	1,710,000
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		267	240,829
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		1,169	1,136,974
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		945	882,627
Stonewall Gas Gathering LLC, Term Loan B, 8.75%, 1/08/22		1,105	1,099,475
TPF II Power LLC, Term Loan B, 5.50%, 10/02/21		1,565	1,579,993
Veresen Midstream Limited Partnership, Term Loan B, 6.00%, 2/25/22		1,685	1,676,575
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		599	594,458
			25,363,244
Personal Products — 0.1%
Prestige Brands, Inc., Term Loan B2, 4.50%, 9/03/21		419	418,620
Pharmaceuticals — 6.0%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		2,484	2,491,028
Amneal Pharmaceuticals LLC, Term Loan, 5.00%, 11/01/19		1,221	1,222,137
CCC Information Services, Inc., Term Loan, 4.00%, 12/20/19		911	900,007
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		1,568	1,564,230

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	25

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Floating Rate Loan Interests (c)		Par (000)	Value
Pharmaceuticals (concluded)
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.17%, 2/27/21	USD	4,262	$4,250,795
JLL/Delta Dutch Newco BV, Term Loan, 4.25%, 3/11/21		1,587	1,574,725
Mallinckrodt International Finance SA:
Incremental Term Loan B1, 3.50%, 3/19/21		1,436	1,432,507
Term Loan B, 3.25%, 3/19/21		2,308	2,293,717
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		3,717	3,692,506
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		4,312	4,303,930
Quintiles Transnational Corp., Term Loan B3, 3.75%, 6/08/18		2,608	2,607,937
Salix Pharmaceuticals, Ltd., Term Loan, 4.25%, 1/02/20		2,023	2,022,122
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.50%, 12/11/19		2,303	2,296,786
Series D2 Term Loan B, 3.50%, 2/13/19		2,008	2,003,331
Series E Term Loan B, 3.50%, 8/05/20		1,436	1,432,621
			34,088,379
Professional Services — 2.4%
Acosta Holdco, Inc., 2014 Term Loan, 5.00%, 9/26/21		1,365	1,371,443
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		2,030	2,019,255
2014 2nd Lien Term Loan, 7.50%, 7/25/22		880	876,973
Ceridian LLC, 2014 Term Loan, 4.50%, 9/15/20		1,699	1,677,941
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		3,228	3,217,535
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		975	968,497
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,827	1,809,175
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,634	1,613,607
			13,554,426
Real Estate Management & Development — 1.7%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		2,296	2,296,605
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		2,157	2,160,226
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16		115	112,876
Term Loan B, 3.75%, 3/05/20		5,185	5,176,700
			9,746,407
Road & Rail — 0.8%
Hertz Corp., Term Loan B2, 3.50%, 3/11/18		1,448	1,436,327
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		2,025	1,963,959
2nd Lien Term Loan, 7.75%, 9/21/21		975	867,750
			4,268,036
Semiconductors & Semiconductor Equipment — 1.9%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21		5,129	5,132,149
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		3,544	3,535,168
Term Loan B5, 5.00%, 1/15/21		706	709,338
NXP BV, Term Loan D, 3.25%, 1/11/20		1,412	1,401,534
			10,778,189
Software — 3.8%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		1,054	1,034,189
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		780	772,200
Term Loan B, 4.25%, 11/01/19		1,683	1,679,841

Floating Rate Loan Interests (c)		Par (000)	Value
Software (concluded)
Infor US, Inc.:
Term Loan B3, 3.75%, 6/03/20	USD	846	$838,003
Term Loan B5, 3.75%, 6/03/20		3,988	3,949,512
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		887	842,348
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		506	506,595
Kronos, Inc.:
2nd Lien Term Loan, 9.75%, 4/30/20		1,787	1,824,149
Initial Incremental Term Loan, 4.50%, 10/30/19		1,469	1,469,785
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		2,184	2,169,049
2nd Lien Term Loan, 8.50%, 10/11/21		1,600	1,579,664
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 1/08/21		959	933,200
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		2,795	2,790,162
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		325	323,681
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		575	552,719
			21,265,097
Specialty Retail — 4.8%
Academy Ltd., Term Loan, 4.50%, 8/03/18		2,766	2,762,336
Equinox Holdings, Inc., Repriced Term Loan B, 5.00%, 1/31/20		1,316	1,319,535
General Nutrition Centers, Inc., Term Loan, 3.25%, 3/04/19		1,451	1,422,293
Leslie’s Poolmart, Inc., Term Loan, 4.25%, 10/16/19		2,365	2,345,397
Michaels Stores, Inc.:
Incremental 2014 Term Loan B2, 4.00%, 1/28/20		2,905	2,896,771
Term Loan B, 3.75%, 1/28/20		2,242	2,226,946
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		4,137	4,109,124
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		3,352	3,347,173
PetSmart, Inc., 1st Lien Term Loan, 5.00%, 2/18/22		5,170	5,204,639
Things Remembered, Inc., Term Loan B, 8.00%, 5/24/18		1,601	1,352,930
			26,987,144
Technology Hardware, Storage & Peripherals — 0.7%
Dell, Inc.:
Term Loan C, 3.75%, 10/29/18		1,679	1,680,830
Term Loan B, 4.50%, 4/29/20		1,987	1,994,694
			3,675,524
Textiles, Apparel & Luxury Goods — 1.7%
ABG Intermediate Holdings 2 LLC, 1st Lien Term Loan, 5.50%, 5/27/21		2,134	2,133,875
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18		2,287	1,932,232
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		2,050	1,929,616
Kate Spade & Co., Term Loan B, 4.00%, 4/09/21		2,214	2,194,504
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19		1,667	1,669,553
			9,859,780
Thrifts & Mortgage Finance — 0.3%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21		1,921	1,911,196
Wireless Telecommunication Services — 0.5%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20		2,650	2,623,154
Total Floating Rate Loan Interests — 131.0%			738,849,514

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA) (Percentages shown are based on Net Assets)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.3%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)	USD	1,336	$1,360,450

Investment Companies		Shares
Capital Markets — 0.0%
Eaton Vance Floating-Rate Income Trust		54	776
Eaton Vance Senior Income Trust		13,945	91,061
Total Investment Companies — 0.0%			91,837

Other Interests (i)		Beneficial Interest (000)
Auto Components — 0.0%
Intermet Liquidating Trust, Class A	USD	256	3
Household Durables — 0.3%
Stanley Martin, Class B Membership Units (j)		1,250	1,758,750
Total Other Interests — 0.3%			1,758,753

Preferred Securities	Shares	Value
Preferred Stock — 0.0%
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (c)(k)	4,976	$132,063

Trust Preferreds — 0.3%
Diversified Financial Services — 0.3%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (c)	60,894	1,579,573
Total Preferred Securities — 0.3%		1,711,636

Warrants (l)
Chemicals — 0.0%
GEO Specialty Chemicals, Inc., (Expires 3/31/15)	143,928	123,778
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	2,406	12,839
Total Warrants — 0.0%		136,617
Total Long-Term Investments (Cost — $815,002,691) — 142.8%		805,139,034
Options Purchased (Cost — $43,022) — 0.0%		—
Total Investments (Cost — $815,045,713) — 142.8%		805,139,034
Liabilities in Excess of Other Assets — (42.8)%		(241,186,594)
Net Assets — 100.0%		$563,952,440

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Variable rate security. Rate shown is as of report date.
(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Deutsche Bank Securities, Inc.	$2,156,250	—

(e)	Zero-coupon bond.
(f)	Convertible security.
(g)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(h)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(j)	Security is held by a wholly owned subsidiary. See Note 1 of the Notes to Financial Statements for details on the wholly owned subsidiary.
(k)	Security is perpetual in nature and has no stated maturity date.
(l)
Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

•	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(b)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	3,456,864	(3,456,864)	—	$144
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	27

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

•	As of February 28, 2015, forward foreign currency exchange contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation)
EUR	529,000	USD	598,031	Royal Bank of Scotland PLC	4/21/15	$(5,714)
USD	2,423,774	CAD	2,900,000	UBS AG	4/21/15	105,601
USD	1,447,116	EUR	1,254,000	Citibank N.A.	4/21/15	43,022
USD	3,159,744	GBP	2,083,000	Bank of America N.A.	4/21/15	(55,014)
Total						$87,895

•	As of February 28, 2015, OTC options purchased outstanding were as follows:

Description	Counterparty	Put/ Call	Strike Price		Expiration Date	Contracts	Notional Amount (000)		Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD	942.86	12/14/19	44	USD	—	—

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$18,106,282	$4,619,150	$22,725,432
Common Stocks	$3,429,477	1,743,057	238,586	5,411,120
Corporate Bonds	—	28,620,445	4,473,230	33,093,675
Floating Rate Loan Interests	—	691,361,761	47,487,753	738,849,514
Investment Companies	91,837	—	—	91,837
Non-Agency Mortgage-Backed Securities	—	1,360,450	—	1,360,450
Other Interests	—	—	1,758,753	1,758,753
Preferred Securities	1,711,636	—	—	1,711,636
Warrants	—	—	136,617	136,617
Total	$5,232,950	$741,191,995	$58,714,089	$805,139,034

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$148,623	—	$148,623
Liabilities:
Foreign currency exchange contracts	—	(60,728)	—	(60,728)
Total	—	$87,895	—	$87,895
[1]	Derivative financial instruments are forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$3,119,964	—	—	$3,119,964
Foreign currency at value	2,192	—	—	2,192
Liabilities:
Bank borrowings payable	—	$(231,000,000)	—	(231,000,000)
Total	$3,122,156	$(231,000,000)	—	$(227,877,844)

During the six months ended February 28, 2015, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Unfunded Floating Rate Loan Interests (Liabilities)	Warrants	Total
Assets:
Opening Balance, as of August 31, 2014	$1,510,942	$1,159,180	$4,766,957	$58,688,498	$1,858,753	$(374)	$138,171	$ 68,122,127
Transfers into Level 3[1]	—	—	—	18,772,312	—	—	11,191	18,783,503
Transfers out of Level 3[2]	—	(1,159,180)	—	(26,062,679)	—	—	—	(27,221,859)
Accrued discounts/Premiums	—	4,491	43,508	33,217	—	—	—	81,216
Net realized gain (loss)		—	—	64,178	—	—	—	64,178
Net change in unrealized appreciation/ depreciation[3,4]	(1,272,356)	29,399	(444,061)	(962,745)	(100,000)	374	(12,745)	(2,762,134)
Purchases	—	4,585,260	225,926	8,970,164	—	—	—	13,781,350
Sales	—		(119,100)	(12,015,192)	—	—	—	(12,134,292)
Closing Balance, as of February 28, 2015	$238,586	$4,619,150	$4,473,230	$47,487,753	$1,758,753	—	$136,617	$ 58,714,089
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2015[4]	$(1,272,357)	$29,399	$(444,060)	$(1,065,570)	$(100,000)	—	$(12,746)	$ (2,865,334)
[1]	As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $18,783,503 transferred from Level 2 to Level 3 in the disclosure hierarchy.
[2]	As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $27,221,859 transferred from Level 3 to Level 2 in the disclosure hierarchy.
[3]	Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statements of Operations.
[4]	Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	29

Consolidated Schedule of Investments (concluded)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of February 28, 2015. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $50,651,609. A significant change in third party pricing information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized
Assets:
Common Stocks	$20,749	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.75x
			Illiquidity Discount[2]	17.50%
	217,834		Last 12 Months EBITDA Multiple[1]	3.88x-4.63x
			Current Fiscal Year EBITDA Multiple[1]	3.88x-4.63x
			Discontinued Operations Expected Sale Proceeds	$60[3]
Corporate Bonds	3,554,720	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.75x
			Illiquidity Discount[2]	17.50%
	918,510	Discounted Cash Flow	Internal Rate of Return[2]	10.00%
Floating Rate Loan Interests	1,455,300	Discounted Cash Flow	Internal Rate of Return[2]	10.00%
Other Interests	1,758,750	Market Comparable Companies	Tangible Book Value Multiple[1]	1.25x
Warrants	123,778	Market Comparable Companies	Last 12 Months EBITDA Multiple[1]	6.75x
			Illiquidity Discount[2]	17.50%
	12,839	Last Dealer Mark-Adjusted	Delta Adjustment Based on Daily Movement in the Common Equity[1]	120%

Total	$8,062,480
[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.
[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in the unobservable input may result in a significant decrease to value.
[3]	Amount is stated in millions.

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments February 28, 2015 (Unaudited)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Common Stocks		Shares	Value
Chemicals — 0.0%
LyondellBasell Industries NV, Class A		37	$3,179
Construction & Engineering — 0.0%
USI United Subcontractors		6,454	180,711
Diversified Consumer Services — 0.4%
HMH Holdings/EduMedia. (a)		128,441	2,540,563
Diversified Financial Services — 0.1%
Kcad Holdings I Ltd. (a)		384,412,912	384,413
Household Durables — 0.0%
Berkline Benchcraft Equity LLC (a)		3,155	—
Media — 0.1%
Cengage Thomson Learning (a)		38,155	822,736
Total Common Stocks — 0.6%			3,931,602

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 15.4%
ACAS CLO Ltd., Series 2014-1A, Class C, 3.16%, 7/18/26 (b)(c)	USD	1,500	1,444,800
Adirondack Park CLO Ltd., Series 2013-1A, Class D, 3.90%, 4/15/24 (b)(c)		1,750	1,695,469
Aircraft Lease Securitisation Ltd., Series 2007-1A, Class G3, 0.43%, 5/10/32 (b)(c)		411	406,860
ALM Loan Funding, Series 2013-7RA (b)(c):
Class C, 3.71%, 4/24/24		1,210	1,174,070
Class D, 5.26%, 4/24/24		1,040	965,172
ALM XIV Ltd., Series 2014-14A, Class C, 3.71%, 7/28/26 (b)(c)		3,140	2,980,306
AmeriCredit Automobile, Receivables 2014-3, AMCAR 2014-3 C, 2.58%, 9/08/20		4,850	4,873,484
AMMC CLO 15 Ltd., Series 2014-15A, Class D, 4.44%, 12/09/26 (b)(c)		2,000	1,920,000
Apidos CLO XVII, Series 2014-17A, Class B, 3.11%, 4/17/26 (b)(c)		3,000	2,935,496
Ares CLO, Ltd., ARES 2014 32A B 144A, 3.50%, 11/15/25 (b)(c)		1,250	1,245,888
Atrium CDO Corp., Series 9A, Class D, 3.76%, 2/28/24 (b)(c)		1,100	1,057,166
Babson CLO Ltd., Series 2014-3A, Class C1, 3.23%, 1/15/26 (b)(c)		2,000	1,955,000
Battalion CLO IV Ltd., Series 2013-4A, Class C, 3.61%, 10/22/25 (b)(c)		500	462,723
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 3.75%, 7/15/24 (b)(c)		750	709,627
Benefit Street Partners CLO IV Ltd., Series 2014-IVA, Class B, 3.06%, 7/20/26 (b)(c)		1,250	1,196,520
Benefit Street Partners CLO V Ltd., Series 2014-VA, Class C, 3.36%, 10/20/26 (b)(c)		2,500	2,436,290
Carlyle Global Market Strategies CLO 2014-5, Ltd., Series 2014-5A, Class C, 4.43%, 10/16/25 (b)(c)		2,000	1,993,118
Carlyle Global Market Strategies CLO 2015-1, Ltd., Series 2015-1A, Class C, 3.41%, 4/20/27 (b)(c)(d)		1,000	993,500
Carlyle Global Market Strategies CLO Ltd., Series 2013-1A, Class C, 4.26%, 2/14/25 (b)(c)		250	247,242
CarMax Auto Owner Trust, Series 2012-3, Class D, 2.29%, 4/15/19		2,530	2,563,178
Cent CLO, Series 2014-21A, Class C, 3.76%, 7/27/26 (b)(c)		1,000	961,140
Central Park CLO Ltd., Series 2011-1A, Class D, 3.46%, 7/23/22 (b)(c)		500	494,114
CIFC Funding 2014-IV, Ltd., Series 2014-4A, Class C1, 3.16%, 10/17/26 (b)(c)		2,850	2,776,715
CIFC Funding 2014-V, Ltd., Series 2014-5A (b)(c):
Class C, 3.59%, 1/17/27		445	437,925
Class D2, 4.74%, 1/17/27		445	436,412

Asset-Backed Securities		Par (000)	Value

Asset-Backed Securities (concluded)
CIFC Funding 2015-1, Ltd., Series 2015-1A, Class D, 4.26%, 1/22/27 (b)(c)(d)	USD	1,000	$963,700
CIFC Funding Ltd., Series 2014-3A, Class D, 3.66%, 7/22/26 (b)(c)		420	395,936
Countrywide Asset-Backed Certificates, Series 2007-7, Class 2A2, 0.33%, 10/25/47 (b)		696	690,538
Credit Suisse ABS Repackaging Trust, Series 2013-A, Class B, 2.50%, 1/25/30 (c)		2,306	2,244,828
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (c)		3,230	3,261,543
Flagship CLO, Series 2014-8A, Class C, 3.33%, 1/16/26 (b)(c)		2,000	1,966,758
Fraser Sullivan CLO VII Ltd., Series 2012-7A, Class C, 4.26%, 4/20/23 (b)(c)		1,090	1,077,904
Gramercy Park CLO, Ltd., Series 2012-1AR, Class CR, 4.30%, 7/17/23 (b)(c)		5,000	4,973,185
GSAA Trust, Series 2007-3, Class 1A2, 0.34%, 3/25/47 (b)		2,671	1,380,640
Halcyon Loan Advisors Funding Ltd., Series 2013-1A, Class C, 3.75%, 4/15/25 (b)(c)		1,000	935,697
Jamestown CLO IV Ltd., Series 2014-4A, Class C, 3.75%, 7/15/26 (b)(c)		1,165	1,108,928
Madison Park Funding Ltd., Series 2012-10A, Class D, 4.51%, 1/20/25 (b)(c)		700	700,062
Madison Park Funding XI Ltd., Series 2013-11A, Class D, 3.76%, 10/23/25 (b)(c)		420	396,730
Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class B, 3.38%, 11/14/25 (b)(c)		2,250	2,199,479
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class D, 3.61%, 7/17/25 (b)(c)		2,000	1,857,488
OneMain Financial Issuance Trust 2015-1, Series 2015-1A, Class D, 6.63%, 3/18/26 (c)		4,350	4,349,130
OZLM Funding Ltd., Series 2012-2A, Class C, 4.60%, 10/30/23 (b)(c)		500	501,333
OZLM IX, Ltd., Series 2014-9A, Class C, 3.85%, 1/20/27 (b)(c)		1,500	1,431,306
OZLM VII Ltd., Series 2014-7A, Class C, 3.86%, 7/17/26 (b)(c)		780	744,448
OZLM VIII, Ltd., Series 2014-8A, Class B, 3.28%, 10/17/26 (b)(c)		2,500	2,451,231
Regatta Funding LP, Series 2013-2A, Class C, 4.25%, 1/15/25 (b)(c)		500	483,752
Regatta V Funding Ltd., Series 2014-1A, Class B, 3.23%, 10/25/26 (b)(c)		2,000	1,948,756
Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.60%, 11/16/20		4,500	4,524,786
Santander Drive Auto Receivables Trust 2014-3, Series 2014-3, Class D, 2.65%, 8/17/20		4,015	3,978,439
Santander Drive Auto Receivables Trust 2014-4, Series 2014-4, Class D, 3.10%, 11/16/20		4,500	4,510,593
Sound Point CLO, Ltd., Series 2014-3A, Class D, 3.89%, 1/23/27 (b)(c)		2,000	1,831,000
Symphony CLO XV Ltd., Series 2014-15A, Class C, 3.40%, 10/17/26 (b)(c)		4,000	3,999,390
Venture XIX CLO, Ltd., Series 2014-19A, Class C, 3.54%, 1/15/27 (b)(c)		445	436,723
Voya CLO, Ltd., Series 2014-4A (c):
Class C, 4.23%, 10/14/26 (b)		2,500	2,467,574
Class SUB, 0.00%, 10/14/26 (e)		1,000	940,700
World Financial Network Credit Card Master Trust, Series 2012-C, Class B, 3.57%, 8/15/22		3,000	3,120,099
			100,234,891
Interest Only Asset-Backed Securities — 0.2%
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (c)		6,503	447,112
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29 (c)		8,203	551,144
			998,256
Total Asset-Backed Securities — 15.6%			101,233,147

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	31

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Aerospace & Defense — 0.7%
Bombardier, Inc., 7.50%, 3/15/25 (c)(d)	USD	167	$167,000
DigitalGlobe, Inc., 5.25%, 2/01/21 (c)(f)		928	900,160
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (c)		250	262,188
Meccanica Holdings USA, Inc., 6.25%, 7/15/19 (c)(f)		339	379,680
TransDigm, Inc.:
6.00%, 7/15/22 (f)		1,795	1,817,437
6.50%, 7/15/24		835	853,787
			4,380,252
Airlines — 2.7%
Air Canada Pass-Through Trust, Series 2013-1, Class C, 6.63%, 5/15/18 (c)		651	681,239
American Airlines Group, Inc., 4.63%, 3/01/20 (c)(d)		315	315,394
American Airlines Pass-Through Trust, Series 2013-2 (f):
Class A, 4.95%, 7/15/24		3,538	3,860,720
Class B, 5.60%, 1/15/22 (c)		680	712,096
Class C, 6.00%, 1/15/17 (c)		2,600	2,626,000
Continental Airlines Pass-Through Trust, Series 2012-3, Class C, 6.13%, 4/29/18 (f)		2,090	2,215,400
Delta Air Lines Pass-Through Trust, Series 2009-1, Class B, 9.75%, 6/17/18		208	234,142
United Airlines Pass-Through Trust, Series 2014-2, Class B, 4.63%, 3/03/24		2,300	2,311,500
US Airways Pass-Through Trust, Series 2012-1, Class C, 9.13%, 10/01/15 (f)		1,402	1,444,504
Virgin Australia Trust, Series 2013-1 (c):
Class A, 5.00%, 4/23/25		687	721,604
Class B, 6.00%, 4/23/22 (f)		1,400	1,445,679
Class C, 7.13%, 10/23/18 (f)		996	1,013,615
			17,581,893
Auto Components — 1.1%
Affinia Group, Inc., 7.75%, 5/01/21 (f)		1,095	1,138,800
Autodis SA, 6.50%, 2/01/19	EUR	100	117,621
Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.88%, 3/15/19 (f)	USD	2,058	2,117,270
Jaguar Land Rover Automotive PLC, 8.25%, 3/15/20	GBP	554	951,516
Pittsburgh Glass Works LLC, 8.00%, 11/15/18 (c)	USD	186	197,858
Schaeffler Holding Finance BV (g):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	115	139,308
6.25%, 11/15/19 (c)(f)	USD	804	852,240
6.75%, 11/15/22 (c)(f)		943	1,032,585
6.88%, 8/15/18	EUR	375	441,675
Titan International, Inc., 6.88%, 10/01/20	USD	275	250,250
			7,239,123
Automobiles — 0.7%
Chrysler Group LLC/CG Co-Issuer, Inc., 8.00%, 6/15/19 (f)		1,087	1,148,329
General Motors Co. (f):
3.50%, 10/02/18		2,478	2,552,340
5.20%, 4/01/45		550	608,922
			4,309,591
Banks — 0.8%
Banco Espirito Santo SA:
4.75%, 1/15/18	EUR	100	116,661
4.00%, 1/21/19		100	115,111
CIT Group, Inc.:
5.00%, 5/15/17 (f)	USD	890	925,600
5.50%, 2/15/19 (c)(f)		1,370	1,464,119
5.00%, 8/01/23		235	247,925
HSBC Holdings PLC, 6.25%, 3/19/18	EUR	1,000	1,298,229
Nordea Bank AB, 4.50%, 3/26/20		1,020	1,341,492
			5,509,137
Corporate Bonds		Par (000)	Value

Beverages — 0.1%
Constellation Brands, Inc.:
7.25%, 5/15/17	USD	82	$91,225
3.88%, 11/15/19		294	305,025
			396,250
Building Products — 0.9%
American Builders & Contractors Supply Co., Inc., 5.63%, 4/15/21 (c)		190	193,800
BMBG Bond Finance SCA, 5.07%, 10/15/20 (b)	EUR	200	225,190
Builders FirstSource, Inc., 7.63%, 6/01/21 (c)(f)	USD	650	658,125
Building Materials Corp. of America, 6.75%, 5/01/21 (c)(f)		770	827,750
Cemex SAB de CV:
4.38%, 3/05/23 (d)	EUR	100	111,905
5.70%, 1/11/25 (c)	USD	670	656,935
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)(f)		1,030	1,040,300
Ply Gem Industries, Inc., 6.50%, 2/01/22		745	722,650
USG Corp., 9.75%, 1/15/18 (f)		1,390	1,600,265
			6,036,920
Capital Markets — 0.8%
American Capital Ltd., 6.50%, 9/15/18 (c)(f)		975	1,017,656
Blackstone CQP Holdco LP, 9.30%, 3/18/19		1,076	1,064,949
E*Trade Financial Corp.:
0.00%, 8/31/19 (c)(e)(h)		249	627,799
5.38%, 11/15/22		627	661,485
SteelRiver Transmission Co. LLC, 4.71%, 6/30/17 (c)(f)		1,020	1,067,248
UBS Group AG (b)(i):
5.75%	EUR	200	233,322
7.00%	USD	200	208,747
			4,881,206
Chemicals — 0.5%
Ashland, Inc., 3.88%, 4/15/18 (f)		675	702,000
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (c)		398	430,835
Chemtura Corp., 5.75%, 7/15/21		200	198,500
Huntsman International LLC:
8.63%, 3/15/21		655	705,219
5.13%, 4/15/21	EUR	331	392,630
INEOS Group Holdings SA:
6.13%, 8/15/18 (c)	USD	314	318,710
6.50%, 8/15/18	EUR	122	141,814
LSB Industries, Inc., 7.75%, 8/01/19	USD	167	174,098
			3,063,806
Commercial Services & Supplies — 1.2%
Abengoa Greenfield SA, 6.50%, 10/01/19 (c)(f)		766	729,615
ADS Waste Holdings, Inc., 8.25%, 10/01/20		292	303,680
ARAMARK Corp., 5.75%, 3/15/20 (f)		712	744,040
Aviation Capital Group Corp., 4.63%, 1/31/18 (c)(f)		1,000	1,045,153
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (c)		203	192,850
Covanta Holding Corp., 6.38%, 10/01/22		100	107,750
Mobile Mini, Inc., 7.88%, 12/01/20 (f)		915	967,612
Modular Space Corp., 10.25%, 1/31/19 (c)(f)		1,253	939,750
Silk Bidco, 7.50%, 2/01/22	EUR	120	139,322
United Rentals North America, Inc. (f):
5.75%, 7/15/18	USD	494	512,834
7.63%, 4/15/22		658	730,913
5.75%, 11/15/24		1,039	1,096,145
			7,509,664
Communications Equipment — 2.1%
ADC Telecommunications, Inc., 3.50%, 7/15/15 (h)		6,670	6,703,350
Alcatel-Lucent USA, Inc. (c)(f):
4.63%, 7/01/17		800	826,000
6.75%, 11/15/20		2,150	2,300,500
Avaya, Inc., 7.00%, 4/01/19 (c)		437	441,370

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Communications Equipment (concluded)
CommScope, Inc. (c):
5.00%, 6/15/21	USD	215	$217,688
5.50%, 6/15/24		221	223,762
Zayo Group LLC/Zayo Capital, Inc. (f):
8.13%, 1/01/20		1,620	1,717,200
10.13%, 7/01/20		951	1,074,630
			13,504,500
Construction & Engineering — 0.4%
AECOM Technology Corp. (c)(f):
5.75%, 10/15/22		215	225,213
5.88%, 10/15/24		701	744,812
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (c)		165	171,188
Novafives SAS:
4.07%, 6/30/20 (b)	EUR	100	109,924
4.50%, 6/30/21		100	111,352
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)(f)	USD	1,138	1,149,380
Weekley Homes LLC/Weekley Finance Corp., 6.00%, 2/01/23		320	303,600
			2,815,469
Construction Materials — 0.9%
HD Supply, Inc. (f):
11.00%, 4/15/20		770	881,650
7.50%, 7/15/20		2,696	2,884,720
5.25%, 12/15/21 (c)		1,828	1,898,835
Officine MaccaFerri SpA, 5.75%, 6/01/21	EUR	150	164,500
			5,829,705
Consumer Finance — 1.3%
Ally Financial, Inc.:
5.13%, 9/30/24	USD	230	242,938
8.00%, 11/01/31		719	947,282
8.00%, 11/01/31 (f)		2,030	2,618,700
General Motors Financial Co., Inc. (f):
2.63%, 7/10/17		2,760	2,795,016
4.38%, 9/25/21		530	563,125
Hyundai Capital America, 3.75%, 4/06/16 (c)(f)		1,285	1,319,867
			8,486,928
Containers & Packaging — 0.4%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.00%, 6/30/21 (c)		380	370,025
4.25%, 1/15/22	EUR	320	363,468
Beverage Packaging Holdings Luxembourg II SA, 6.00%, 6/15/17 (c)(f)	USD	1,560	1,575,600
Crown Americas LLC/Crown Americas Capital Corp. III, 6.25%, 2/01/21 (f)		144	152,640
Crown European Holdings SA, 4.00%, 7/15/22	EUR	260	317,139
SGD Group SAS, 5.63%, 5/15/19		100	113,863
			2,892,735
Distributors — 0.1%
VWR Funding, Inc., 7.25%, 9/15/17 (f)	USD	874	915,515
Diversified Consumer Services — 0.1%
Laureate Education, Inc., 10.00%, 9/01/19 (c)		615	587,325
Diversified Financial Services — 0.9%
Aircastle Ltd., 6.25%, 12/01/19 (f)		367	405,975
HSH Nordbank AG, 0.89%, 2/14/17 (b)	EUR	153	147,715
Jefferies Finance LLC/JFIN Co-Issuer Corp. (c):
7.38%, 4/01/20 (f)	USD	585	579,150
6.88%, 4/15/22		456	440,040
Leucadia National Corp., 8.13%, 9/15/15 (f)		1,870	1,934,337
MSCI, Inc., 5.25%, 11/15/24 (c)		311	324,218
Onex Wizard Acquisition Co. II SCA, 7.75%, 2/15/23	EUR	102	119,850
Reynolds Group Issuer, Inc.:
9.00%, 4/15/19	USD	790	827,525
9.88%, 8/15/19		307	328,874
5.75%, 10/15/20		625	649,219
Corporate Bonds		Par (000)	Value

Diversified Financial Services (concluded)
Reynolds Group Issuer, Inc. (concluded):
6.88%, 2/15/21	USD	210	$222,075
			5,978,978
Diversified Telecommunication Services — 3.1%
CenturyLink, Inc.:
6.45%, 6/15/21		155	170,113
Series V, 5.63%, 4/01/20 (f)		751	803,570
Frontier Communications Corp.:
8.50%, 4/15/20		60	67,800
6.25%, 9/15/21		45	46,238
7.13%, 1/15/23		205	213,969
7.63%, 4/15/24		95	101,650
6.88%, 1/15/25		190	190,475
Level 3 Communications, Inc., 8.88%, 6/01/19 (f)		735	778,181
Level 3 Financing, Inc.:
3.83%, 1/15/18 (b)		411	416,137
8.13%, 7/01/19 (f)		3,083	3,264,126
7.00%, 6/01/20		495	532,229
6.13%, 1/15/21 (f)		1,682	1,780,817
5.38%, 8/15/22 (f)		1,055	1,091,598
Series TIT, 6.00%, 7/24/17 (h)	EUR	200	263,805
Telecom Italia Finance SA, 7.75%, 1/24/33		75	127,161
Telecom Italia SpA:
6.13%, 11/15/16 (h)		100	153,746
6.38%, 6/24/19	GBP	200	342,233
4.88%, 9/25/20	EUR	220	282,919
4.50%, 1/25/21		270	342,508
5.88%, 5/19/23	GBP	450	766,360
Telefonica Europe BV, 4.20% (b)(i)	EUR	200	238,078
Telenet Finance V Luxembourg SCA:
6.25%, 8/15/22		271	331,830
6.75%, 8/15/24		397	500,906
Verizon Communications, Inc., 3.65%, 9/14/18 (f)	USD	7,000	7,419,426
			20,225,875
Electric Utilities — 0.3%
ContourGlobal Power Holdings SA, 7.13%, 6/01/19 (c)(f)		728	735,280
Homer City Generation LP (g):
(8.14% Cash or 8.64% PIK) ,8.14% 10/01/19		327	331,253
(8.73% Cash or 9.23% PIK) ,8.73% 10/01/26		589	600,532
Mirant Mid Atlantic Pass-Through Trust, Series B, 9.13%, 6/30/17		403	419,146
			2,086,211
Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 4/15/23	EUR	349	419,313
Techem Energy Metering Service GmbH & Co., 7.88%, 10/01/20		106	131,430
			550,743
Energy Equipment & Services — 0.4%
Calfrac Holdings LP, 7.50%, 12/01/20 (c)	USD	503	451,443
MEG Energy Corp. (c)(f):
6.50%, 3/15/21		244	236,070
7.00%, 3/31/24		864	841,320
Peabody Energy Corp., 6.25%, 11/15/21 (f)		583	485,347
Precision Drilling Corp., 5.25%, 11/15/24 (c)		522	443,700
			2,457,880
Food & Staples Retailing — 0.9%
Brakes Capital, 7.13%, 12/15/18	GBP	1,255	1,999,534
Family Tree Escrow LLC (c):
5.25%, 3/01/20	USD	178	186,010
5.75%, 3/01/23 (f)		1,731	1,821,877
R&R Ice Cream PLC:
4.75%, 5/15/20	EUR	150	172,683
5.50%, 5/15/20	GBP	105	165,275
Rite Aid Corp., 9.25%, 3/15/20 (f)	USD	1,095	1,212,713
			5,558,092

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	33

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Food Products — 0.3%
Anna Merger Sub, Inc., 7.75%, 10/01/22 (c)	USD	635	$654,050
Boparan Finance PLC, 5.50%, 7/15/21	GBP	115	160,676
Smithfield Foods, Inc.:
5.88%, 8/01/21 (c)	USD	193	203,374
6.63%, 8/15/22 (f)		783	851,513
			1,869,613
Health Care Equipment & Supplies — 0.2%
Biomet, Inc., 6.50%, 10/01/20 (f)		418	442,558
DJO Finance LLC/DJO Finance Corp., 8.75%, 3/15/18 (f)		413	430,553
Teleflex, Inc., 6.88%, 6/01/19 (f)		675	703,687
			1,576,798
Health Care Providers & Services — 2.3%
Acadia Healthcare Co., Inc., 5.13%, 7/01/22		240	241,200
Amsurg Corp., 5.63%, 7/15/22 (f)		1,016	1,076,960
Aviv Healthcare Properties LP/Aviv Healthcare Capital Corp., 7.75%, 2/15/19 (f)		995	1,036,790
CHS/Community Health Systems, Inc. (f):
5.13%, 8/15/18		490	507,150
6.88%, 2/01/22		1,404	1,501,402
Crown Newco 3 PLC, 7.00%, 2/15/18	GBP	205	328,752
DaVita HealthCare Partners, Inc., 5.13%, 7/15/24 (f)	USD	1,093	1,133,987
HCA Holdings, Inc., 7.75%, 5/15/21		285	304,950
HCA, Inc.:
3.75%, 3/15/19 (f)		786	802,703
6.50%, 2/15/20 (f)		160	182,000
5.88%, 3/15/22		82	92,168
4.75%, 5/01/23		108	113,929
5.00%, 3/15/24 (f)		335	361,800
5.38%, 2/01/25		713	755,780
HealthSouth Corp., 5.75%, 11/01/24		203	212,135
Hologic, Inc., 6.25%, 8/01/20 (f)		1,289	1,350,227
Kindred Healthcare, Inc., 6.38%, 4/15/22		186	186,000
Omnicare, Inc.:
4.75%, 12/01/22 (f)		165	172,219
5.00%, 12/01/24		104	109,460
Tenet Healthcare Corp.:
6.25%, 11/01/18		264	288,090
5.00%, 3/01/19 (c)(f)		911	915,555
4.75%, 6/01/20		520	535,600
6.00%, 10/01/20 (f)		811	881,963
8.13%, 4/01/22 (f)		1,098	1,243,485
Voyage Care Bondco PLC, 6.50%, 8/01/18	GBP	355	564,509
			14,898,814
Hotels, Restaurants & Leisure — 4.1%
Carlson Travel Holdings, Inc., (7.50% Cash or 8.25% PIK), 7.50%, 8/15/19 (c)(g)	USD	204	206,550
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		535	571,112
5.00%, 9/01/23		265	266,325
5.50%, 12/01/24 (f)		1,302	1,354,080
Cleopatra Finance, Ltd.:
4.13%, 2/15/20	EUR	100	114,843
6.25%, 2/15/22 (c)	USD	200	200,250
4.75%, 2/15/23	EUR	125	145,337
Enterprise Funding Ltd., Series ETI, 3.50%, 9/10/20 (h)	GBP	100	133,543
Enterprise Inns PLC, 6.50%, 12/06/18		926	1,523,245
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18 (f)	USD	357	371,280
Greektown Holdings LLC/Greektown Mothership Corp., 8.88%, 3/15/19 (c)		485	517,738
New Red Finance, Inc., 6.00%, 4/01/22 (c)(f)		860	894,400
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)(f)		576	589,651
Snai SpA, 7.63%, 6/15/18	EUR	205	236,861
Corporate Bonds		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Spirit Issuer PLC (b):
Series A1, 1.11%, 12/28/28	GBP	445	$594,801
Series A2, 3.26%, 12/28/31		1,800	2,695,563
Series A5, 5.47%, 12/28/34		4,500	6,877,855
Series A6, 2.36%, 12/28/36		2,670	3,952,046
Station Casinos LLC, 7.50%, 3/01/21 (f)	USD	2,245	2,413,375
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/15 (a)(j)		375	—
The Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	1,211	1,925,246
Series A4, 5.66%, 6/30/27		771	1,179,139
			26,763,240
Household Durables — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.88%, 2/15/21 (c)	USD	510	455,175
Beazer Homes USA, Inc.:
6.63%, 4/15/18 (f)		910	946,400
5.75%, 6/15/19		523	504,695
Berkline/Benchcraft LLC, 4.50%, 11/03/15 (a)(j)		200	—
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (c)		259	268,065
K. Hovnanian Enterprises, Inc., 7.25%, 10/15/20 (c)(f)		2,130	2,220,525
KB Home, 7.25%, 6/15/18 (f)		880	940,500
Standard Pacific Corp., 8.38%, 1/15/21 (f)		1,000	1,155,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc., 5.25%, 4/15/21 (c)		297	291,060
Tri Pointe Holdings, Inc. (c):
4.38%, 6/15/19		500	494,375
5.88%, 6/15/24		340	340,425
			7,616,220
Household Products — 0.1%
Spectrum Brands, Inc.:
6.38%, 11/15/20		250	269,375
6.63%, 11/15/22		285	312,075
			581,450
Independent Power and Renewable Electricity Producers — 1.0%
The AES Corp., 7.75%, 10/15/15 (f)		412	429,139
Baytex Energy Corp., 5.13%, 6/01/21 (c)		170	161,925
Calpine Corp.:
6.00%, 1/15/22 (c)		143	155,942
5.38%, 1/15/23 (f)		1,099	1,115,485
5.88%, 1/15/24 (c)		438	475,230
5.50%, 2/01/24 (f)		927	937,429
5.75%, 1/15/25 (f)		962	981,240
Dynegy Finance I, Inc./Dynegy Finance II, Inc., 6.75%, 11/01/19 (c)(f)		1,180	1,234,575
NRG Energy, Inc.:
7.88%, 5/15/21		177	192,399
6.25%, 5/01/24		267	272,340
NRG REMA LLC:
Series B, 9.24%, 7/02/17		63	66,915
Series C, 9.68%, 7/02/26 (f)		589	639,065
			6,661,684
Insurance — 1.5%
Allied World Assurance Co., Ltd., 7.50%, 8/01/16 (f)		3,000	3,249,699
CNO Financial Group, Inc., 6.38%, 10/01/20 (c)(f)		304	322,240
Forethought Financial Group, Inc., 8.63%, 4/15/21 (c)(f)		750	876,892
Genworth Holdings, Inc., 4.80%, 2/15/24		240	210,827
Hockey Merger Sub 2, Inc., 7.88%, 10/01/21 (c)		391	401,753
MPL 2 Acquisition Canco, Inc., 9.88%, 8/15/18 (c)		595	638,137
Muenchener Rueckversicherungs AG, 6.00%, 5/26/41 (b)	EUR	400	562,482

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Insurance (concluded)
Pension Insurance Corp. PLC, 6.50%, 7/03/24	GBP	125	$200,855
Prudential Financial, Inc., 5.63%, 6/15/43 (b)(f)	USD	3,250	3,436,875
			9,899,760
Internet Software & Services — 0.2%
IAC/InterActiveCorp, 4.88%, 11/30/18 (f)		695	719,325
Interactive Data Corp., 5.88%, 4/15/19 (c)(f)		741	741,926
			1,461,251
IT Services — 1.3%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)(f)		664	690,560
Epicor Software Corp., 8.63%, 5/01/19 (f)		1,260	1,323,000
First Data Corp.:
7.38%, 6/15/19 (c)(f)		1,775	1,863,750
6.75%, 11/01/20 (c)(f)		813	871,942
11.75%, 8/15/21		713	830,645
Open Text Corp., 5.63%, 1/15/23 (c)		1,214	1,250,420
SunGard Data Systems, Inc., 6.63%, 11/01/19 (f)		800	832,000
WEX, Inc., 4.75%, 2/01/23 (c)(f)		550	548,625
			8,210,942
Media — 5.5%
Adria Bidco BV, 7.88%, 11/15/20	EUR	140	169,200
Altice Financing SA:
6.50%, 1/15/22 (c)(f)	USD	850	879,750
5.25%, 2/15/23	EUR	100	119,598
6.63%, 2/15/23 (c)(f)	USD	581	604,966
Altice Finco SA, 7.63%, 2/15/25 (c)		200	207,602
Altice SA:
7.25%, 5/15/22	EUR	800	949,975
7.75%, 5/15/22 (c)(f)	USD	1,050	1,084,125
6.25%, 2/15/25	EUR	175	199,770
7.63%, 2/15/25 (c)	USD	740	764,050
AMC Networks, Inc., 7.75%, 7/15/21 (f)		865	949,337
CCO Holdings LLC/CCO Holdings Capital Corp., 5.13%, 2/15/23		270	272,025
CCOH Safari LLC (f):
5.50%, 12/01/22		993	1,026,514
5.75%, 12/01/24		1,969	2,037,915
Cengage Learning Acquisitions, Inc., 11.50%, 4/15/20 (a)(j)		509	—
Clear Channel Worldwide Holdings, Inc.:
7.63%, 3/15/20		677	715,927
6.50%, 11/15/22		1,178	1,235,552
Columbus International, Inc., 7.38%, 3/30/21 (c)(f)		895	939,750
DISH DBS Corp. (f):
7.13%, 2/01/16		200	208,750
4.25%, 4/01/18		1,330	1,336,650
5.88%, 11/15/24		1,336	1,329,320
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (c)		305	294,325
Gannett Co., Inc.:
5.13%, 10/15/19		197	206,358
5.13%, 7/15/20		218	227,265
6.38%, 10/15/23		304	329,840
Gray Television, Inc., 7.50%, 10/01/20 (f)		428	445,120
iHeartCommunications, Inc.:
9.00%, 12/15/19		345	340,688
9.00%, 3/01/21 (f)		966	932,190
9.00%, 9/15/22		755	726,687
Inmarsat Finance PLC, 4.88%, 5/15/22 (c)(f)		825	839,602
Intelsat Jackson Holdings SA (f):
7.25%, 10/15/20		1,660	1,726,400
5.50%, 8/01/23		975	922,594
Intelsat Luxembourg SA:
6.75%, 6/01/18 (f)		800	786,000
7.75%, 6/01/21		320	296,400
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		185	198,413
MDC Partners, Inc., 6.75%, 4/01/20 (c)		733	771,482
Corporate Bonds		Par (000)	Value

Media (concluded)
Media General Financing Sub, Inc., 5.88%, 11/15/22 (c)	USD	303	$309,818
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		245	248,675
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (c)		345	356,644
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		330	337,425
Numericable Group SA:
4.88%, 5/15/19 (c)(f)		1,770	1,770,000
5.38%, 5/15/22	EUR	110	130,266
6.00%, 5/15/22 (c)(f)	USD	1,530	1,556,775
5.63%, 5/15/24	EUR	260	308,410
6.25%, 5/15/24 (c)(f)	USD	510	523,515
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		105	109,988
5.63%, 2/15/24		95	101,294
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		800	848,000
Sinclair Television Group, Inc., 5.63%, 8/01/24 (c)		191	193,388
Sirius XM Radio, Inc., 5.75%, 8/01/21 (c)(f)		424	445,200
Sterling Entertainment Corp., 9.75%, 12/15/19		1,175	1,198,500
Townsquare Radio LLC/Townsquare Radio, Inc., 9.00%, 4/01/19 (c)(f)		789	842,257
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	EUR	236	280,779
Virgin Media Secured Finance PLC, 6.00%, 4/15/21	GBP	1,274	2,094,870
Ziggo Bond Finance BV, 4.63%, 1/15/25	EUR	137	161,359
			35,891,303
Metals & Mining — 2.0%
Alcoa, Inc., 5.13%, 10/01/24 (f)	USD	1,843	2,004,318
ArcelorMittal, 4.50%, 8/05/15 (f)		738	746,302
Constellium NV:
4.63%, 5/15/21	EUR	195	209,486
5.75%, 5/15/24 (c)	USD	358	339,205
Global Brass & Copper, Inc., 9.50%, 6/01/19 (f)		695	750,600
Kaiser Aluminum Corp., 8.25%, 6/01/20 (f)		510	552,713
Novelis, Inc.:
8.38%, 12/15/17		175	182,875
8.75%, 12/15/20 (f)		2,906	3,153,010
Peabody Energy Corp., 6.50%, 9/15/20 (f)		324	274,185
Perstorp Holding AB, 8.75%, 5/15/17 (c)		290	300,150
Ryerson, Inc./Joseph T Ryerson & Son, Inc., 9.00%, 10/15/17		160	163,600
Steel Dynamics, Inc. (f):
5.13%, 10/01/21 (c)		645	661,125
6.38%, 8/15/22		555	595,237
ThyssenKrupp AG:
3.13%, 10/25/19	EUR	295	350,340
1.75%, 11/25/20		75	83,702
2.50%, 2/25/25		100	111,480
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)(f)	USD	2,156	2,336,565
			12,814,893
Multi-Utilities — 0.0%
CE Energy AS, 7.00%, 2/01/21	EUR	150	170,585
Multiline Retail — 0.1%
Hema Bondco I BV, 6.25%, 6/15/19		205	190,980
The Neiman Marcus Group Ltd., 8.00%, 10/15/21 (c)(f)	USD	516	542,445
			733,425
Oil, Gas & Consumable Fuels — 4.1%
Access Midstream Partners LP/ACMP Finance Corp.:
4.88%, 5/15/23 (f)		455	468,650
4.88%, 3/15/24		104	107,120
Antero Resources Finance Corp., 5.38%, 11/01/21 (f)		774	779,805

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	35

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Oil, Gas & Consumable Fuels (concluded)
Bonanza Creek Energy, Inc., 6.75%, 4/15/21	USD	95	$93,100
California Resources Corp., 6.00%, 11/15/24 (c)(f)		1,280	1,140,800
Chaparral Energy, Inc., 7.63%, 11/15/22		305	225,700
Cimarex Energy Co., 4.38%, 6/01/24		206	202,910
Concho Resources, Inc., 5.50%, 4/01/23 (f)		1,365	1,412,775
CONSOL Energy, Inc., 5.88%, 4/15/22 (f)		1,653	1,586,880
El Paso LLC:
7.80%, 8/01/31		116	143,462
7.75%, 1/15/32 (f)		556	693,842
Energy Transfer Equity LP, 5.88%, 1/15/24 (f)		875	936,250
EP Energy LLC/Everest Acquisition Finance, Inc., 6.88%, 5/01/19 (f)		450	461,250
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (c)(f)		520	490,100
Kinder Morgan Energy Partners LP (f):
4.15%, 2/01/24		640	664,460
4.25%, 9/01/24		1,035	1,080,756
Kinder Morgan Finance Co. LLC, 6.00%, 1/15/18 (c)(f)		1,285	1,408,598
Kinder Morgan, Inc. (f):
3.05%, 12/01/19		630	636,007
5.00%, 2/15/21 (c)		302	325,336
5.63%, 11/15/23 (c)		306	343,401
Laredo Petroleum, Inc., 7.38%, 5/01/22		132	135,960
Linn Energy LLC/Linn Energy Finance Corp.:
8.63%, 4/15/20 (f)		1,083	982,822
7.75%, 2/01/21		215	187,588
NGPL PipeCo LLC, 9.63%, 6/01/19 (c)(f)		353	353,883
Oasis Petroleum, Inc.:
7.25%, 2/01/19		380	377,625
6.50%, 11/01/21		410	393,344
Range Resources Corp., 5.75%, 6/01/21		161	169,453
Rose Rock Midstream LP/Rose Rock Finance Corp., 5.63%, 7/15/22		376	375,060
Rosetta Resources, Inc., 5.63%, 5/01/21		379	360,997
RSP Permian, Inc., 6.63%, 10/01/22 (c)		359	361,244
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23 (f)		536	548,060
5.75%, 5/15/24 (f)		456	466,260
5.63%, 3/01/25 (c)		748	751,740
Sabine Pass LNG LP, 7.50%, 11/30/16 (f)		2,385	2,522,137
Sanchez Energy Corp., 6.13%, 1/15/23 (c)		681	624,817
SandRidge Energy, Inc.:
8.75%, 1/15/20		79	60,435
7.50%, 2/15/23 (f)		921	658,515
Seventy Seven Energy, Inc., 6.50%, 7/15/22		258	134,160
Southern Star Central Corp., 5.13%, 7/15/22 (c)(f)		935	960,712
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.50%, 7/01/21		636	669,390
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (f):
5.88%, 10/01/20		138	144,555
6.25%, 10/15/22 (c)		677	717,620
Ultra Petroleum Corp., 5.75%, 12/15/18 (c)		425	412,250
Whiting Petroleum Corp., 5.00%, 3/15/19 (f)		1,212	1,193,820
			26,763,649
Pharmaceuticals — 1.1%
Capsugel SA, (7.00% Cash or 7.75% PIK), 7.00%, 5/15/19 (c)(g)		156	158,925
Endo Finance LLC/Endo Finco, Inc. (c):
7.00%, 12/15/20		135	142,763
7.25%, 1/15/22		121	129,924
6.00%, 2/01/25 (f)		798	844,882
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (c)(f)		759	777,975
Mallinckrodt International Finance SA, 5.75%, 8/01/22 (c)(f)		830	877,725
Corporate Bonds		Par (000)	Value

Pharmaceuticals (concluded)
Valeant Pharmaceuticals International, Inc. (c):
6.75%, 8/15/18 (f)	USD	2,214	$2,352,375
6.38%, 10/15/20 (f)		613	645,182
7.50%, 7/15/21		335	363,475
5.63%, 12/01/21		520	529,100
5.50%, 3/01/23		519	524,190
			7,346,516
Professional Services — 0.1%
Truven Health Analytics, Inc., 10.63%, 6/01/20 (f)		540	554,850
Real Estate Investment Trusts (REITs) — 0.5%
Felcor Lodging LP, 6.75%, 6/01/19 (f)		820	856,900
iStar Financial, Inc.:
4.00%, 11/01/17		435	432,825
5.00%, 7/01/19		305	305,000
Ventas Realty LP/Ventas Capital Corp., 4.75%, 6/01/21 (f)		1,300	1,421,690
			3,016,415
Real Estate Management & Development — 0.9%
Realogy Corp. (c):
7.63%, 1/15/20 (f)		1,837	1,979,367
9.00%, 1/15/20		301	331,100
Realogy Group LLC/Realogy Co-Issuer Corp., 4.50%, 4/15/19 (c)(f)		759	772,283
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		220	224,400
Shea Homes LP/Shea Homes Funding Corp., 8.63%, 5/15/19 (f)		2,110	2,220,775
			5,527,925
Road & Rail — 1.1%
Asciano Finance Ltd., 3.13%, 9/23/15 (c)(f)		3,400	3,437,522
EC Finance PLC, 5.13%, 7/15/21	EUR	180	212,004
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)(f)	USD	1,170	1,206,562
The Hertz Corp.:
7.50%, 10/15/18		540	558,900
6.75%, 4/15/19		405	418,669
5.88%, 10/15/20		435	449,138
7.38%, 1/15/21 (f)		675	710,438
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		319	320,595
			7,313,828
Semiconductors & Semiconductor Equipment — 0.3%
Micron Technology, Inc., 5.50%, 2/01/25 (c)(f)		840	861,000
NXP BV/NXP Funding LLC, 5.75%, 2/15/21 (c)(f)		560	593,600
Sensata Technologies BV, 5.63%, 11/01/24 (c)		179	191,977
			1,646,577
Software — 0.7%
Infor Software Parent LLC/Infor Software Parent, Inc. (7.13% Cash or 7.88% PIK), 7.13%, 5/01/21 (c)(g)		744	748,650
Infor US, Inc., 9.38%, 4/01/19 (f)		2,000	2,147,500
Nuance Communications, Inc., 5.38%, 8/15/20 (c)(f)		1,715	1,757,875
			4,654,025
Specialty Retail — 0.3%
Magnolia BC SA, 9.00%, 8/01/20	EUR	171	199,394
New Look Bondco I PLC, 8.75%, 5/14/18	GBP	100	162,228
Party City Holdings, Inc., 8.88%, 8/01/20	USD	374	408,595
PC Nextco Holdings LLC/PC Nextco Finance, Inc., (8.75% Cash or 9.50% PIK), 8.75%, 8/15/19		252	257,040
Sally Holdings LLC/Sally Capital, Inc., 5.50%, 11/01/23 (f)		508	533,400
THOM Europe SAS, 7.38%, 7/15/19	EUR	230	267,677
			1,828,334

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Corporate Bonds		Par (000)	Value

Textiles, Apparel & Luxury Goods — 0.1%
Levi Strauss & Co., 6.88%, 5/01/22	USD	380	$418,000
The William Carter Co., 5.25%, 8/15/21		346	362,349
			780,349
Trading Companies & Distributors — 0.2%
Ashtead Capital, Inc. (c):
6.50%, 7/15/22 (f)		1,054	1,146,225
5.63%, 10/01/24		420	441,000
			1,587,225
Transportation Infrastructure — 1.3%
Aguila 3 SA, 7.88%, 1/31/18 (c)(f)		378	382,725
Federal Express Corp. 2012 Pass-Through Trust, 2.63%, 1/15/18 (c)(f)		640	652,128
JCH Parent, Inc., (10.50% Cash or 11.25% PIK), 10.50%, 3/15/19 (c)(g)		878	812,150
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 3/15/18 (c)(f)		6,155	6,376,389
			8,223,392
Wireless Telecommunication Services — 2.2%
Digicel Ltd., 6.00%, 4/15/21 (c)(f)		2,073	2,057,452
The Geo Group, Inc., 5.88%, 1/15/22		340	358,700
SBA Communications Corp., 4.88%, 7/15/22 (c)(f)		815	815,000
Sprint Communications, Inc. (c)(f):
9.00%, 11/15/18		2,020	2,348,250
7.00%, 3/01/20		1,141	1,264,011
Sprint Corp. (f):
7.88%, 9/15/23		1,735	1,791,387
7.13%, 6/15/24		590	587,050
T-Mobile USA, Inc.:
6.63%, 4/28/21		263	279,766
6.13%, 1/15/22		75	78,938
6.73%, 4/28/22		173	184,245
6.00%, 3/01/23		478	498,559
6.50%, 1/15/24		535	565,763
6.38%, 3/01/25 (f)		1,520	1,588,400
Vodafone Group PLC, 2.50%, 9/26/22		1,080	1,037,903
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	695	791,156
			14,246,580
Total Corporate Bonds — 53.2%			345,437,441

Floating Rate Loan Interests (b)
Aerospace & Defense — 0.9%
BE Aerospace, Inc., 2014 Term Loan B, 4.00%, 12/16/21	USD	910	911,893
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/20		1,277	1,275,257
TASC, Inc., 2nd Lien Term Loan, 12.00%, 5/30/21		1,375	1,442,031
Transdigm, Inc.:
Term Loan C, 3.75%, 2/28/20		647	643,812
Term Loan D, 3.75%, 6/04/21		299	297,333
TransUnion LLC, Term Loan, 4.00%, 4/09/21		1,568	1,560,968
			6,131,294
Air Freight & Logistics — 0.4%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21		678	626,429
CEVA Intercompany BV, Synthetic LC, 6.50%, 3/19/21		710	655,643
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		122	113,042
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		979	904,335
			2,299,449
Airlines — 0.1%
Northwest Airlines, Inc.:
2.18%, 3/10/17		376	366,708
1.56%, 9/10/18		552	527,160
Floating Rate Loan Interests (b)		Par (000)	Value

Airlines (concluded)
US Airways Group, Inc., Term Loan B1, 3.50%, 5/23/19	USD	7	$6,777
			900,645
Auto Components — 1.6%
Affinia Group Intermediate Holdings, Inc., Term Loan B2, 4.75%, 4/27/20		712	710,992
Autoparts Holdings Ltd.:
1st Lien Term Loan, 6.50%, 7/29/17		958	957,905
2nd Lien Term Loan, 10.50%, 1/29/18		1,050	1,021,125
Dayco Products LLC, Term Loan B, 5.25%, 12/12/19		851	843,950
Gates Global, Inc., Term Loan B, 4.25%, 7/05/21		3,332	3,305,830
Goodyear Tire & Rubber Co., 2nd Lien Term Loan, 4.75%, 4/30/19		2,488	2,498,395
INA Beteiligungsgesellschaft mbH, Term Loan B, 4.25%, 5/15/20		975	981,094
			10,319,291
Banks — 0.1%
Redtop Acquisitions Ltd.:
1st Lien Term Loan, 4.50%, 12/03/20		416	415,280
2nd Lien Term Loan, 8.25%, 6/03/21		351	351,450
			766,730
Beverages — 0.0%
Le-Nature’s, Inc., Tranche B Term Loan, 3/01/2011 (a)(j)		1,000	—
Building Products — 1.1%
Continental Building Products LLC, 1st Lien Term Loan, 4.00%, 8/28/20		776	761,844
CPG International, Inc., Term Loan, 4.75%, 9/30/20 (b)		1,631	1,602,177
GYP Holdings III Corp., 1st Lien Term Loan, 4.75%, 4/01/21		938	916,809
Jeld-Wen, Inc., Term Loan B, 5.25%, 10/15/21		1,025	1,027,563
Ply Gem Industries, Inc., Term Loan, 4.00%, 2/01/21		1,141	1,121,880
United Subcontractors, Inc., Term Loan, 4.26%, 6/30/15		172	168,109
Wilsonart LLC:
Incremental Term Loan B2, 4.00%, 10/31/19		762	755,310
Term Loan B, 4.00%, 10/31/19		804	796,232
			7,149,924
Capital Markets — 0.3%
Affinion Group, Inc.:
2nd Lien Term Loan, 8.50%, 10/12/18		633	554,460
Term Loan B, 6.75%, 4/30/18		521	494,918
American Capital Holdings, Inc., 2017 Term Loan, 3.50%, 8/22/17		576	573,072
			1,622,450
Chemicals — 1.4%
Evergreen Acqco 1 LP, Term Loan, 5.00%, 7/09/19		765	750,111
INEOS US Finance LLC, 6 Year Term Loan, 3.75%, 5/04/18		658	655,996
MacDermid, Inc.:
1st Lien Term Loan, 4.50%, 6/07/20		660	661,765
Term Loan B2, 4.75%, 6/07/20		288	289,638
Minerals Technologies, Inc., Term Loan B, 4.00%, 5/07/21		1,222	1,225,372
Nexeo Solutions LLC, Term Loan B, 5.00%, 9/08/17		1,251	1,218,405
OXEA Finance LLC:
2nd Lien Term Loan, 8.25%, 7/15/20		705	663,581
Term Loan B2, 4.25%, 1/15/20		672	649,260
Royal Adhesives and Sealants LLC, 1st Lien Term Loan, 5.50%, 7/31/18		769	770,744
Solenis International LP:
1st Lien Term Loan, 4.25%, 7/31/21		519	512,216
2nd Lien Term Loan, 7.75%, 7/31/22		1,050	1,017,628

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	37

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Chemicals (concluded)
Tata Chemicals North America, Inc., Term Loan B, 3.75%, 8/07/20	USD	655	$650,112
			9,064,828
Commercial Services & Supplies — 1.6%
ADS Waste Holdings, Inc., Term Loan, 3.75%, 10/09/19		999	986,888
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		1,559	1,519,948
Catalent Pharma Solutions, Inc., Term Loan B, 4.25%, 5/20/21		1,350	1,352,665
Connolly Corp.:
1st Lien Term Loan, 5.00%, 5/14/21		1,169	1,174,246
2nd Lien Term Loan, 8.00%, 5/14/22		1,000	987,500
Koosharem LLC, Exit Term Loan, 7.50%, 5/15/20		1,866	1,844,637
Livingston International, Inc., 1st Lien Term Loan, 5.00%, 4/18/19		336	325,460
Spin Holdco, Inc., Term Loan B, 4.25%, 11/14/19		1,769	1,755,178
Waste Industries USA, Inc., Term Loan B, 4.25%, 2/20/20 (d)		380	380,334
			10,326,856
Communications Equipment — 0.9%
Applied Systems, Inc.:
1st Lien Term Loan, 4.25%, 1/25/21		327	325,681
2nd Lien Term Loan, 7.50%, 1/24/22		265	262,615
Avaya, Inc., Extended Term Loan B3, 4.67%, 10/26/17		756	733,905
CommScope, Inc., Term Loan B3, 2.83%, 1/21/17		432	431,223
Riverbed Technology, Inc., Term Loan B, 6.00%, 2/19/22 (b)(d)		290	292,175
Telesat Canada, Term Loan A, 4.40%, 3/24/17	CAD	1,560	1,239,902
Zayo Group LLC/Zayo Capital, Inc., Term Loan B, 4.00%, 7/02/19	USD	2,738	2,735,007
			6,020,508
Construction & Engineering — 0.1%
Centaur Acquisition LLC, 2nd Lien Term Loan, 8.75%, 2/20/20		710	714,437
Construction Materials — 0.4%
Filtration Group Corp., 1st Lien Term Loan, 4.50%, 11/21/20		500	499,170
HD Supply, Inc., Term Loan B, 4.00%, 6/28/18		1,859	1,853,858
			2,353,028
Containers & Packaging — 0.2%
Ardagh Holdings USA, Inc., Incremental Term Loan, 4.00%, 12/17/19		382	380,679
Berry Plastics Holding Corp., Term Loan E, 3.75%, 1/06/21		904	903,282
			1,283,961
Distributors — 0.4%
ABC Supply Co., Inc., Term Loan, 3.50%, 4/16/20		2,079	2,067,005
American Tire Distributors Holdings, Inc., Term Loan B, 5.75%, 6/01/18		199	199,493
			2,266,498
Diversified Consumer Services — 0.6%
Allied Security Holdings LLC, 1st Lien Term Loan, 4.25%, 2/12/21		514	512,463
Garda World Securities Corp.:
Delayed Draw Term Loan, 4.00%, 11/06/20		12	11,694
Term Loan B, 4.00%, 11/06/20		46	45,711
ROC Finance LLC, Term Loan, 5.00%, 6/20/19		622	589,980
ServiceMaster Company, 2014 Term Loan B, 4.25%, 7/01/21		2,587	2,586,343
Weight Watchers International, Inc., Term Loan B2, 4.00%, 4/02/20		793	417,679
			4,163,870
Floating Rate Loan Interests (b)		Par (000)	Value

Diversified Financial Services — 0.5%
AssuredPartners Capital, Inc., 1st Lien Term Loan, 5.00%, 3/31/21	USD	860	$853,017
Reynolds Group Holdings, Inc., Dollar Term Loan, 4.00%, 12/01/18		1,502	1,505,993
SAM Finance Luxembourg Sarl, Term Loan, 4.25%, 12/17/20		1,114	1,110,687
			3,469,697
Diversified Telecommunication Services — 1.9%
Consolidated Communications, Inc., Term Loan B, 4.25%, 12/23/20		2,216	2,221,246
Hawaiian Telcom Communications, Inc., Term Loan B, 5.00%, 6/06/19		1,716	1,720,551
Integra Telecom, Inc.:
2nd Lien Term Loan, 9.75%, 2/21/20		975	966,469
Term Loan B, 5.25%, 2/22/19		1,154	1,146,357
Level 3 Financing Inc., Incremental Term Loan B5, 4.50%, 1/31/22		1,320	1,325,504
Level 3 Financing, Inc.:
2019 Term Loan, 4.00%, 8/01/19		659	658,085
2020 Term Loan B, 4.00%, 1/15/20		4,240	4,237,880
			12,276,092
Electric Utilities — 0.2%
American Energy — Marcellus LLC, 1st Lien Term Loan, 5.25%, 8/04/20		296	251,606
American Energy — Utica LLC:
2nd Lien Delayed Draw Term Loan, 11.00%, 9/30/18		503	442,687
Incremental 2nd Lien Term Loan, 11.00%, 9/30/18		503	442,757
			1,137,050
Electrical Equipment — 0.4%
Texas Competitive Electric Holdings Co. LLC:
DIP Term Loan, 3.75%, 5/05/16		668	670,829
Extended Term Loan, 4.66%, 10/10/17 (a)(j)		3,080	1,966,056
			2,636,885
Electronic Equipment, Instruments & Components — 0.1%
CDW LLC, Term Loan, 3.25%, 4/29/20		835	827,471
Energy Equipment & Services — 0.2%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		1,093	1,089,764
Food & Staples Retailing — 0.3%
New Albertson’s, Inc., Term Loan, 4.75%, 6/27/21		628	627,325
Rite Aid Corp., 2nd Lien Term Loan, 5.75%, 8/21/20		240	242,251
Supervalu, Inc., Refinancing Term Loan B, 4.50%, 3/21/1		901	901,788
			1,771,364
Food Products — 1.5%
Diamond Foods, Inc., Term Loan, 4.25%, 8/20/18		1,495	1,491,163
Dole Food Co., Inc., Term Loan B, 4.50%, 11/01/18		1,033	1,030,467
Hearthside Group Holdings LLC, Term Loan, 4.50%, 6/02/21		672	672,465
Pabst Brewing Company, Inc., Term Loan, 5.75%, 10/21/21		2,244	2,246,373
Performance Food Group Co., 2nd Lien Term Loan, 6.25%, 11/14/19		1,034	1,034,250
Pinnacle Foods Finance LLC, Term Loan G, 3.00%, 4/29/20		1,038	1,031,129
Reddy Ice Corp.:
1st Lien Term Loan, 6.75%, 5/01/19		1,464	1,266,295
2nd Lien Term Loan, 10.75%, 11/01/19		1,380	1,048,800
			9,820,942

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Health Care Equipment & Supplies — 1.3%
Biomet, Inc., Term Loan B2, 3.67%, 7/25/17	USD	1,157	$1,156,068
Capsugel Holdings US, Inc., Term Loan B, 3.50%, 8/01/18		510	507,105
DJO Finance LLC, 2017 Term Loan, 4.25%, 9/15/17		1,688	1,687,242
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		630	629,123
Millennium Laboratories, Inc., Term Loan B, 5.25%, 4/16/21		1,816	1,822,684
National Vision, Inc., 1st Lien Term Loan, 4.00%, 3/12/21		1,245	1,226,109
Ortho-Clinical Diagnostics, Inc., Term Loan B, 4.75%, 6/30/21		1,455	1,437,264
			8,465,595
Health Care Providers & Services — 2.6%
Acadia Healthcare Co., Inc., Term Loan B, 4.25%, 2/11/22		238	238,793
Amedisys, Inc., 2nd Lien Term Loan, 8.50%, 6/25/20		1,360	1,346,400
Amsurg Corp., 1st Lien Term Loan B, 3.75%, 7/16/21		458	457,988
Ardent Medical Services, Inc., Term Loan, 6.75%, 7/02/18		437	437,432
CHS/Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21		3,965	3,972,563
ConvaTec, Inc., Term Loan, 4.00%, 12/22/16		1,169	1,167,807
Curo Health Services LLC, 2015 1st Lien Term Loan, 6.50%, 2/02/22		800	804,504
DaVita HealthCare Partners, Inc., Term Loan B, 3.50%, 6/24/21		2,831	2,833,606
Envision Acquisition Co. LLC, Term Loan, 5.75%, 11/04/20		894	893,687
Genesis HealthCare Corp., Term Loan B, 10.00%, 12/04/17		1,000	1,019,874
Ikaria, Inc., 1st Lien Term Loan, 5.00%, 2/12/21		161	160,791
MPH Acquisition Holdings LLC, Term Loan, 3.75%, 3/31/21		713	706,997
National Mentor Holdings, Inc., Term Loan B, 4.25%, 1/31/21		576	570,613
Surgery Center Holdings, Inc., 1st Lien Term Loan, 5.25%, 11/03/20		405	401,347
Surgical Care Affiliates, Inc., Class C Incremental Term Loan, 4.00%, 6/29/18		591	587,554
U.S. Renal Care, Inc., 2013 Term Loan, 4.25%, 7/03/19 (d)		1,500	1,493,745
			17,093,701
Hotels, Restaurants & Leisure — 4.0%
Amaya Holdings BV:
1st Lien Term Loan, 5.00%, 8/01/21		973	965,268
2nd Lien Term Loan, 8.00%, 8/01/22		3,460	3,439,448
Bronco Midstream Funding LLC, Term Loan B, 5.00%, 8/15/20		1,202	1,154,378
Burger King Newco Unlimited Liability Co., 2014 Term Loan B, 4.50%, 12/12/21		1,875	1,884,713
Caesars Entertainment Operating Co., Inc., Term Loan B7, 9.75%, 1/28/18		84	77,428
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20		3,099	2,983,925
CCM Merger, Inc., Term Loan B, 4.50%, 8/08/21		772	772,867
Dave & Buster’s, Inc., Term Loan, 4.25%, 7/25/20		235	235,283
Diamond Resorts Corp., Term Loan, 5.50%, 5/09/21		1,496	1,503,354
Hilton Worldwide Finance LLC, Term Loan B2, 3.50%, 10/26/20		996	995,573
Intrawest ULC, Term Loan, 5.50%, 12/09/20		609	610,372
La Quinta Intermediate Holdings LLC, Term Loan B, 4.00%, 4/14/21		4,590	4,583,808
Floating Rate Loan Interests (b)		Par (000)	Value

Hotels, Restaurants & Leisure (concluded)
Las Vegas Sands LLC, Term Loan B, 3.25%, 12/19/20	USD	644	$643,365
MGM Resorts International, Term Loan B, 3.50%, 12/20/19		1,064	1,060,050
Pinnacle Entertainment, Inc., Term Loan B2, 3.75%, 8/13/20		658	656,978
Sabre, Inc.:
Incremental Term Loan, 4.50%, 2/19/19		395	395,000
Term Loan B, 4.00%, 2/19/19		559	557,801
Station Casinos LLC, Term Loan B, 4.25%, 3/02/20		2,329	2,326,349
Travelport Finance (Luxembourg) Sarl, 2014 Term Loan B, 6.00%, 9/02/21		1,197	1,205,978
			26,051,938
Household Products — 0.2%
Bass Pro Group LLC, Term Loan, 3.75%, 11/20/19		1,144	1,141,024
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp., Term Loan B1, 4.00%, 4/01/18 (d)		2,043	2,043,177
Energy Future Intermediate Holding Co LLC, DIP Term Loan, 4.25%, 6/19/16 (d)		1,313	1,318,861
Granite Acquisition Inc.:
Term Loan B, 5.00%, 12/19/21		1,116	1,127,809
Term Loan C, 5.00%, 12/19/21		49	49,624
			4,539,471
Industrial Conglomerates — 0.3%
Sequa Corp., Term Loan B, 5.25%, 6/19/17		2,272	2,213,646
Insurance — 0.8%
Alliant Holdings I, Inc.:
Term Loan B, 5.00%, 12/20/19		584	582,346
Term Loan B1, 5.00%, 12/20/19		138	137,625
CNO Financial Group, Inc., Term Loan B2, 3.75%, 9/28/18		1,301	1,293,786
Cooper Gay Swett & Crawford of Delaware Holding Corp.:
1st Lien Term Loan, 5.00%, 4/16/20		1,044	960,572
2nd Lien Term Loan C, 8.25%, 10/16/20		500	430,835
Sedgwick Claims Management Services, Inc.:
1st Lien Term Loan, 3.75%, 3/01/21		1,097	1,080,810
2nd Lien Term Loan, 6.75%, 2/28/22		665	650,038
			5,136,012
Internet Software & Services — 0.5%
Dealertrack Technologies, Inc., Term Loan B, 3.25%, 2/28/21		1,169	1,161,372
Go Daddy Operating Co. LLC, Term Loan B, 4.75%, 5/13/21		801	801,352
Interactive Data Corp., 2014 Term Loan, 4.75%, 5/02/21		1,443	1,446,357
			3,409,081
IT Services — 1.8%
First Data Corp.:
2018 Extended Term Loan, 3.67%, 3/24/18		7,087	7,074,294
2018 Term Loan, 3.67%, 9/24/18		1,640	1,638,458
InfoGroup, Inc., Term Loan, 7.50%, 5/26/18		754	702,321
SunGard Availability Services Capital, Inc., Term Loan B, 6.00%, 3/31/19		275	244,050
SunGard Data Systems, Inc.:
Term Loan C, 3.92%, 2/28/17		705	704,337
Term Loan E, 4.00%, 3/08/20		379	379,068
Vantiv, LLC, 2014 Term Loan B, 3.75%, 6/13/21		810	810,046
			11,552,574
Leisure Products — 0.1%
Bauer Performance Sports Ltd., Term Loan B, 4.00%, 4/15/21		422	419,612

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	39

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Machinery — 0.6%
Alliance Laundry Systems LLC, Refinancing Term Loan, 4.25%, 12/10/18	USD	1,025	$1,020,887
Intelligrated, Inc., 1st Lien Term Loan, 4.50%, 7/30/18		536	528,160
Mueller Water Products, Inc., Term Loan B, 4.00%, 11/25/21		305	305,278
Rexnord LLC, 1st Lien Term Loan B, 4.00%, 8/21/20		1,310	1,305,606
Wabash National Corp., Term Loan B, 4.50%, 5/08/19		820	815,558
			3,975,489
Media — 4.0%
Activision Blizzard, Inc., Term Loan B, 3.25%, 10/12/20		961	963,238
Cengage Learning Acquisitions, Inc.:
1st Lien Term Loan, 7.00%, 3/31/20		3,454	3,453,236
Term Loan, 0.00%, 7/03/15 (a)(j)		2,005	—
Charter Communications Operating LLC:
Term Loan E, 3.00%, 7/01/20		1,167	1,162,848
Term Loan G, 4.25%, 9/12/21		640	644,794
Clear Channel Communications, Inc., Term Loan D, 6.92%, 1/30/19		2,563	2,451,256
Cumulus Media Holdings, Inc., 2013 Term Loan, 4.25%, 12/23/20		1,281	1,272,134
Hemisphere Media Holdings LLC, Term Loan B, 5.00%, 7/30/20		882	877,943
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		2,514	2,494,187
Media General, Inc., Delayed Draw Term Loan B, 4.25%, 7/31/20		1,163	1,165,900
Numericable U.S. LLC:
Term Loan B1, 4.50%, 5/21/20		1,106	1,107,199
Term Loan B2, 4.50%, 5/21/20		957	957,879
Salem Communications Corp., Term Loan B, 4.50%, 3/13/20		945	937,426
Tribune Co., 2013 Term Loan, 4.00%, 12/27/20		1,083	1,082,129
Univision Communications, Inc., Term Loan C4, 4.00%, 3/01/20		2,411	2,404,784
UPC Financing Partnership, Term Loan AG, 3.75%, 3/31/21	EUR	442	493,653
Virgin Media Investment Holdings Ltd.:
Term Loan B, 3.50%, 6/07/20	USD	410	408,737
Term Loan E, 4.25%, 6/30/23	GBP	790	1,219,008
WideOpenWest Finance LLC, Term Loan B, 4.75%, 4/01/19 (d)	USD	1,516	1,516,230
William Morris Endeavor Entertainment LLC, 1st Lien Term Loan, 5.25%, 5/06/21		107	106,739
Ziggo Financing Partnership:
Term Loan B1, 3.50%, 1/15/22		489	483,925
Term Loan B2A, 3.50%, 1/15/22		333	330,083
Term Loan B3, 3.50%, 1/15/22		548	542,868
			26,076,196
Metals & Mining — 0.6%
Ameriforge Group, Inc., 2nd Lien Term Loan, 8.75%, 12/19/20		255	235,875
Novelis, Inc., Term Loan, 3.75%, 3/10/17		1,991	1,987,444
Windsor Financing LLC, Term Loan B, 6.25%, 12/05/17		1,463	1,462,515
			3,685,834
Multiline Retail — 0.8%
BJ’s Wholesale Club, Inc. (b):
1st Lien Term Loan, 4.50%, 9/26/19		583	580,476
2nd Lien Term Loan, 8.50%, 3/26/20		575	569,969
Dollar Tree, Inc., Term Loan B, 4.25%, 1/26/22 (d)		2,410	2,427,473
The Neiman Marcus Group, Inc., 2020 Term Loan, 4.25%, 10/25/20		1,634	1,620,053
			5,197,971
Floating Rate Loan Interests (b)		Par (000)	Value

Oil, Gas & Consumable Fuels — 2.1%
Arch Coal, Inc., Term Loan B, 6.25%, 5/16/18	USD	1,491	$1,192,064
CITGO Holding, Inc., 2015 Term Loan B, 9.50%, 1/26/20		1,335	1,327,217
Drillships Financing Holding, Inc., Term Loan B1, 6.00%, 3/31/21		1,925	1,500,626
EP Energy LLC/Everest Acquisition Finance, Inc., Term Loan B3, 3.50%, 5/24/18		1,127	1,086,298
Fieldwood Energy LLC:
1st Lien Term Loan, 3.88%, 9/28/18		464	443,474
2nd Lien Term Loan, 8.38%, 9/30/20		420	321,002
Obsidian Natural Gas Trust, Term Loan, 7.00%, 11/02/15		540	534,859
Offshore Group Investment Ltd., Term Loan B, 5.75%, 3/28/19		112	67,995
Panda Patriot LLC, Term Loan B1, 6.75%, 12/19/20		1,645	1,661,450
Panda Temple II Power LLC, Term Loan B, 7.25%, 4/03/19		900	882,000
Power Buyer LLC, 2nd Lien Term Loan, 8.25%, 11/06/20		275	265,375
Samchully Midstream 3 LLC, Term Loan B, 5.75%, 10/20/21		1,005	954,750
Seventy Seven Operating LLC, Term Loan B, 3.75%, 6/25/21		105	94,530
Southcross Energy Partners LP, 1st Lien Term Loan, 5.25%, 8/04/21		458	445,113
Southcross Holdings Borrower LP, Term Loan B, 6.00%, 8/04/21		368	343,760
Veresen Midstream Limited Partnership, Term Loan B, 6.00%, 2/25/22 (d)		1,935	1,925,325
WTG Holdings III Corp., 1st Lien Term Loan, 4.75%, 1/15/21		297	294,773
			13,340,611
Pharmaceuticals — 1.4%
Akorn, Inc., Term Loan B, 4.50%, 4/16/21		1,292	1,295,535
Endo Luxembourg Finance Co. I Sarl, 2014 Term Loan B, 3.25%, 3/01/21		849	846,466
Grifols Worldwide Operations USA, Inc., Term Loan B, 3.17%, 2/27/21		2,089	2,083,822
Mallinckrodt International Finance SA, Term Loan B, 3.25%, 3/19/21		789	784,303
Par Pharmaceutical Cos., Inc., Term Loan B2, 4.00%, 9/30/19		1,642	1,631,047
Pharmaceutical Product Development LLC, Term Loan B, 4.00%, 12/05/18		1,385	1,382,149
Valeant Pharmaceuticals International, Inc.:
Series C2 Term Loan B, 3.50%, 12/11/19		478	476,370
Series E Term Loan B, 3.50%, 8/05/20		721	718,656
			9,218,348
Professional Services — 0.8%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		484	481,248
2014 2nd Lien Term Loan, 7.50%, 7/25/22		605	602,919
Ceridian LLC, 2014 Term Loan, 4.50%, 9/15/20		420	415,096
Emdeon Business Services LLC, Term Loan B2, 3.75%, 11/02/18		608	605,876
Intertrust Group Holding BV, 2nd Lien Term Loan, 8.00%, 4/16/22		850	844,331
SIRVA Worldwide, Inc., Term Loan, 7.50%, 3/27/19		1,051	1,040,762
Truven Health Analytics, Inc., Term Loan B, 4.50%, 6/06/19		1,160	1,145,901
			5,136,133
Real Estate Management & Development — 0.7%
CityCenter Holdings LLC, Term Loan B, 4.25%, 10/16/20		941	941,381
DTZ US Borrower LLC, 1st Lien Term Loan, 5.50%, 11/04/21		1,145	1,147,022

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Floating Rate Loan Interests (b)		Par (000)	Value

Real Estate Management & Development (concluded)
Realogy Corp.:
Extended Letter of Credit, 4.40%, 10/10/16	USD	47	$46,382
Term Loan B, 3.75%, 3/05/20		2,090	2,086,913
			4,221,698
Road & Rail — 0.2%
Road Infrastructure Investment LLC:
1st Lien Term Loan, 4.25%, 3/31/21		1,007	977,166
2nd Lien Term Loan, 7.75%, 9/21/21		675	600,750
			1,577,916
Semiconductors & Semiconductor Equipment — 0.6%
Avago Technologies Cayman Ltd., Term Loan B, 3.75%, 5/06/21 (b)		2,667	2,668,120
Freescale Semiconductor, Inc.:
Term Loan B4, 4.25%, 2/28/20		716	714,166
Term Loan B5, 5.00%, 1/15/21		375	376,991
			3,759,277
Software — 1.5%
Evertec Group LLC, Term Loan B, 3.50%, 4/17/20		458	449,437
GCA Services Group, Inc.:
2nd Lien Term Loan, 9.25%, 10/22/20		560	554,400
Term Loan B, 4.25%, 11/01/19		523	522,058
Infor US, Inc., Term Loan B5, 3.75%, 6/03/20		1,105	1,094,572
IQOR US, Inc., Term Loan B, 6.00%, 4/01/21		607	576,825
Kronos Worldwide, Inc., 2014 Term Loan, 4.75%, 2/18/20		233	233,431
Kronos, Inc., 2nd Lien Term Loan, 9.75%, 4/30/20		1,837	1,875,103
Mitchell International, Inc.:
1st Lien Term Loan, 4.50%, 10/12/20		629	624,331
2nd Lien Term Loan, 8.50%, 10/11/21		1,200	1,184,748
Regit Eins GmbH, 1st Lien Term Loan, 6.00%, 1/08/21		843	820,573
Sophia LP, 2014 Term Loan B, 4.00%, 7/19/18		815	813,976
Tibco Software, Inc., Term Loan B, 6.50%, 12/04/20		150	149,391
Websense, Inc., 2nd Lien Term Loan, 8.25%, 12/24/20		560	538,300
			9,437,145
Specialty Retail — 1.2%
Academy Ltd., Term Loan, 4.50%, 8/03/18		1,449	1,446,675
Michaels Stores, Inc., Incremental 2014 Term Loan B2, 4.00%, 1/28/20		1,194	1,190,454
Party City Holdings, Inc., Term Loan, 4.00%, 7/27/19		2,425	2,408,886
Petco Animal Supplies, Inc., Term Loan, 4.00%, 11/24/17		888	886,886
PetSmart, Inc., 1st Lien Term Loan, 5.00%, 2/18/22 (b)(d)		2,085	2,098,969
			8,031,870
Technology Hardware, Storage & Peripherals — 0.2%
Dell, Inc., Term Loan B, 4.50%, 4/29/20 (b)		1,107	1,110,893
Textiles, Apparel & Luxury Goods — 0.4%
Ascend Performance Materials LLC, Term Loan B, 6.75%, 4/10/18 (b)		1,240	1,047,747
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21 (b)		1,033	972,753
Polymer Group, Inc., 1st Lien Term Loan, 5.25%, 12/19/19 (b)		780	781,247
			2,801,747
Thrifts & Mortgage Finance — 0.1%
IG Investment Holdings LLC, Term Loan B, 6.00%, 10/29/21 (b)		853	848,337
Wireless Telecommunication Services — 0.2%
LTS Buyer LLC, 1st Lien Term Loan, 4.00%, 4/13/20 (b)		1,527	1,511,482
Total Floating Rate Loan Interests — 42.9%			278,366,635
Foreign Agency Obligations		Par (000)	Value

Cyprus Government International Bond, 4.63%, 2/03/20 (c)	EUR	2,600	$2,829,518
Iceland Government International Bond:
4.88%, 6/16/16	USD	580	605,680
5.88%, 5/11/22		3,030	3,458,827
Portugal Obrigacoes do Tesouro OT, 4.45%, 6/15/18 (c)	EUR	2,350	2,955,544
Total Foreign Agency Obligations — 1.5%			9,849,569

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 2.4%
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 3A4, 5.50%, 11/25/35	USD	4,904	4,450,210
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2005-17, Class 1A6, 5.50%, 9/25/35		1,153	1,127,872
Series 2006-17, Class A2, 6.00%, 12/25/36		2,519	2,292,721
Series 2007-HY5, Class 3A1, 4.79%, 9/25/37 (b)		1,706	1,568,040
GSR Mortgage Loan Trust, Series 2005-AR5, Class 2A3, 2.59%, 10/25/35 (b)		1,733	1,552,296
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (b)(c)		4,162	4,238,169
Morgan Stanley Reremic Trust, Series 2010-R4, Class 4A, REMIC, 0.40%, 2/26/37 (b)(c)		406	404,982
			15,634,290
Commercial Mortgage-Backed Securities — 9.4%
Banc of America Commercial Mortgage Trust, Series 2007-4, Class A4, 5.75%, 2/10/51 (b)		1,656	1,799,943
COMM 2015-3BP Mortgage Trust, Series 2015-3BP, Class A, 3.18%, 2/10/35 (c)		5,930	6,013,477
Commercial Mortgage Pass-Through Certificates (b)(c):
Series 2013-LC13, Class D, 4.88%, 8/10/46		3,530	3,648,509
Series 2014-KYO, Class F, 3.67%, 6/11/27		1,855	1,847,393
Series 2014-PAT, Class E, 3.32%, 8/13/27		1,000	991,514
Series 2014-PAT, Class F, 2.61%, 8/13/27		2,000	1,894,594
Commercial Mortgage Trust, Series 2013-LC6:
Class B, 3.74%, 1/10/46		1,110	1,150,110
Class D, 4.29%, 1/10/46 (b)(c)		1,330	1,287,344
Credit Suisse Commercial Mortgage Trust, Series 2006-C5, Class AM, 5.34%, 12/15/39		1,850	1,954,827
Credit Suisse Mortgage Capital Certificates (b):
Series 2007-C2, Class A2, 5.45%, 1/15/49		5	4,985
Series 2007-C5, Class AAB, 5.62%, 9/15/40		930	971,416
Series 2014-SURF, Class E, 3.27%, 2/15/29 (c)		1,000	998,733
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class DFX, 3.38%, 12/15/19 (c)		4,830	4,720,605
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class AM, 5.79%, 7/10/38 (b)		1,610	1,689,169
GS Mortgage Securities Corp. II, Series 2013-GC10, Class B, 3.68%, 2/10/46 (c)		1,995	2,052,268
GS Mortgage Securities Trust (b):
Series 2006-GG6, Class AM, 5.55%, 4/10/38		3,680	3,801,514
Series 2014-GSFL, Class D, 4.07%, 7/15/31 (c)		1,140	1,138,829
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class D, 5.08%, 11/15/45 (b)(c)		1,400	1,422,215
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2004-LN2, Class A2, 5.12%, 7/15/41		155	155,242
Series 2007-CB18, Class A4, 5.44%, 6/12/47		2,027	2,145,903

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	41

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Non-Agency Mortgage-Backed Securities		Par (000)	Value

Commercial Mortgage-Backed Securities (concluded)
JPMorgan Chase Commercial Mortgage Securities Corp. (concluded):
Series 2007-CB19, Class A4, 5.70%, 2/12/49 (b)	USD	2,140	$2,296,404
Series 2012-LC9, Class XA, 1.89%, 12/15/47 (b)		14,479	1,324,636
LB-UBS Commercial Mortgage Trust (b):
Series 2007-C2, Class AM, 5.49%, 2/15/40		2,500	2,641,837
Series 2007-C6, Class A4, 5.86%, 7/15/40		4,401	4,627,284
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.82%, 6/12/50 (b)		1,392	1,459,914
Talisman Finance PLC, Series 6, Class A, 0.25%, 10/22/16 (b)	EUR	1,252	1,387,120
Titan Europe PLC, Series 2007-1X, Class A, 8.00%, 1/20/17 (b)	GBP	1,338	1,694,468
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A4, 5.94%, 2/15/51 (b)	USD	2,019	2,152,973
WF-RBS Commercial Mortgage Trust:
Series 2012-C8, Class B, 4.31%, 8/15/45		1,085	1,169,618
Series 2012-C8, Class C, 4.88%, 8/15/45 (b)		1,395	1,520,722
Series 2014-C20, Class XA, 1.24%, 5/15/47 (b)		14,861	1,108,369
			61,071,935
Interest Only Commercial Mortgage-Backed Securities — 0.3%
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA, 2.21%, 11/15/45 (b)(c)		16,361	1,790,506
Scientific Instruments: Control & Filter — 0.3%
GAHR Commercial Mortgage Trust 2015-NRF, Series 2015-NRF, Class GFX, 3.38%, 12/15/19 (c)		2,500	2,216,520
Total Non-Agency Mortgage-Backed Securities — 12.4%			80,713,251

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.9%
Freddie Mac Mortgage-Backed Securities:
Series K032, Class A2, 3.31%, 5/25/23 (b)		3,500	3,731,262
Series 3986, Class M, REMIC, 4.50%, 9/15/41		2,206	2,419,005
			6,150,267
Interest Only Collateralized Mortgage Obligations — 1.2%
Fannie Mae Mortgage-Backed Securities, Series 2012-M9, Class X1, 4.03%, 12/25/17 (b)		18,874	1,668,295
Freddie Mac Mortgage-Backed Securities, Class X1 (b):
Series K042, 1.06%, 12/25/24		35,089	2,949,928
Series K707, 1.55%, 12/25/18		42,301	2,163,843
Series K710, 1.78%, 5/25/19		13,167	841,178
			7,623,244
Mortgage-Backed Securities — 3.2%
Fannie Mae Mortgage-Backed Securities:
3.50%, 8/01/26		6,811	7,268,529
5.00%, 7/01/20–8/01/23		4,637	4,942,675
Freddie Mac Mortgage-Backed Securities, 4.50%, 4/01/25		7,981	8,618,670
			20,829,874
Total U.S. Government Sponsored Agency Securities — 5.3%			34,603,385
Other Interests (k)		Beneficial Interest (000)	Value

Auto Components — 0.0%
Lear Corp. Escrow	USD	1,000	$8,750
Construction Materials — 0.0%
USI Senior Holdings		6	—
Total Other Interests — 0.0%			8,750

Preferred Securities
Capital Trusts		Par (000)
Banks — 2.7%
Bank of America Corp., Series V, 5.13% (b)(f)(i)		3,470	3,417,950
Citigroup, Inc., 5.95% (b)(f)(i)		1,370	1,387,125
JPMorgan Chase & Co., Series U, 6.13% (b)(f)(i)		6,690	6,927,495
JPMorgan Chase & Co., Series V, 5.00% (b)(f)(i)		3,000	2,951,250
Wells Fargo & Co., Series S, 5.90% (b)(f)(i)		3,000	3,126,540
			17,810,360
Capital Markets — 0.8%
Credit Suisse Group AG, 6.25% (b)(c)(f)(i)		1,445	1,431,851
The Goldman Sachs Group, Inc., Series L, 5.70% (b)(f)(i)		1,920	1,982,400
Morgan Stanley, Series H, 5.45% (b)(f)(i)		1,426	1,459,154
			4,873,405
Diversified Financial Services — 1.9%
Bank of America Corp.:
Series U, 5.20% (b)(f)(i)		1,250	1,206,250
Citigroup, Inc., 5.90% (b)(f)(i)		5,000	5,018,750
Macquarie Bank Ltd., 10.25%, 6/20/57 (b)		1,450	1,621,245
Societe Generale SA, 6.00% (b)(c)(f)(i)		4,825	4,584,329
			12,430,574
Insurance — 2.8%
The Allstate Corp., 6.13%, 5/15/67 (b)(f)		3,000	3,180,000
AXA SA, 6.46% (b)(c)(f)(i)		1,625	1,735,500
Hartford Financial Services Group, Inc., 8.13%, 6/15/68 (b)(f)		2,500	2,850,000
Liberty Mutual Group, Inc.:
7.00%, 3/07/67 (b)(c)(f)		1,575	1,604,531
7.80%, 3/07/87 (c)(f)		1,500	1,800,000
Swiss Re Capital I LP, 6.85% (b)(c)(f)(i)		3,000	3,148,500
Voya Financial, Inc., 5.65%, 5/15/53 (b)(f)		3,500	3,631,250
			17,949,781
Total Capital Trusts — 8.2%			53,064,120

Preferred Stocks		Shares
Capital Markets — 0.9%
The Goldman Sachs Group, Inc., Series J, 5.50% (b)(i)		202,526	5,050,998
SCE Trust III, 5.75% (b)(i)		21,200	593,600
			5,644,598
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (b)(i)		8,657	229,757
Diversified Financial Services — 0.5%
Morgan Stanley, 6.88% (b)		120,000	3,254,400
Diversified Telecommunication Services — 0.1%
Orange SA, 4.00% (b)		200,000	243,600
Total Preferred Stocks — 1.5%			9,372,355

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW) (Percentages shown are based on Net Assets)
Trust Preferreds	Shares	Value

Diversified Financial Services — 0.4%
GMAC Capital Trust I, Series 2, 8.13%, 2/15/40 (b)	105,753	$2,743,203
Total Preferred Securities — 10.1%		65,179,678

Warrants
Software — 0.0%
HMH Holdings/EduMedia (Issued/exercisable 3/09/10, 19 Shares for 1 Warrant, Expires 6/22/19, Strike Price $42.27)	3,100	16,542
Total Long-Term Investments (Cost — $919,176,254) — 141.6%		919,340,000
Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, Institutional Class, 0.05% (m)(n)	1,278,380	$1,278,380
Total Short-Term Securities (Cost — $1,278,380) — 0.2%		1,278,380
Options Purchased (Cost — $44,978) — 0.0%		—
Total Investments (Cost — $920,499,612) — 141.8%		920,618,380
Liabilities in Excess of Other Assets — (41.8)%		(271,050,354)
Net Assets — 100.0%		$649,568,026

Notes to Schedule of Investments

(a)	Non-income producing security.
(b)	Variable rate security. Rate shown is as of report date.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation/ (Depreciation)
BNP Paribas Securities Corp.	$963,700	—
Bank of America N.A.	1,516,230	$(6,063)
Barclays Bank PLC	3,536,922	(5,245)
Citigroup Global Markets, Inc.	2,210,874	24,319
Credit Suisse Securities (USA) LLC	292,175	3,625
Deutsche Bank AG	1,318,861	6,469
J.P. Morgan Securities LLC	482,394	394
Merrill Lynch International	380,334	1,738
Morgan Stanley & Co. LLC	3,420,973	2,410
RBC Capital Markets, LLC	1,925,325	19,350

(e)	Zero-coupon bond.
(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Convertible security.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(k)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(l)
Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any.

(m)	During the six months ended February 28, 2015, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at February 28, 2015	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	7,390,390	(6,112,010)	1,278,380	$1,302

(n)	Represents the current yield as of report date.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	43

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	As of February 28, 2015, reverse repurchase agreements outstanding were as follows:

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Barclays Capital, Inc.	0.35%	2/28/14	Open	$3,109,000	$3,120,063
Barclays Capital, Inc.	0.35%	2/28/14	Open	3,202,000	3,213,394
HSBC Securities (USA), Inc.	0.38%	3/10/14	Open	6,339,571	6,363,394
Deutsche Bank Securities, Inc.	0.60%	4/16/14	Open	500,000	502,658
Barclays Capital, Inc.	0.60%	4/17/14	Open	611,000	614,238
Barclays Capital, Inc.	0.60%	4/17/14	Open	1,633,000	1,641,655
Barclays Capital, Inc.	0.60%	4/17/14	Open	278,000	279,473
Barclays Capital, Inc.	0.60%	4/17/14	Open	960,000	965,088
Barclays Capital, Inc.	0.60%	4/17/14	Open	502,000	504,661
Barclays Capital, Inc.	0.60%	4/17/14	Open	1,244,000	1,249,743
HSBC Securities (USA), Inc.	0.55%	5/9/14	Open	1,125,643	1,130,734
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	933,000	937,541
Deutsche Bank Securities, Inc.	0.60%	5/13/14	Open	1,049,000	1,054,105
UBS Securities LLC	0.35%	5/13/14	Open	1,693,000	1,697,806
UBS Securities LLC	0.45%	5/13/14	Open	811,000	813,960
UBS Securities LLC	(0.50)%	5/13/14	Open	980,000	976,026
UBS Securities LLC	0.55%	5/13/14	Open	2,326,000	2,336,377
UBS Securities LLC	0.55%	5/13/14	Open	788,000	791,515
Barclays Capital, Inc.	0.40%	5/14/14	Open	3,311,000	3,321,706
Deutsche Bank Securities, Inc.	0.60%	5/27/14	Open	700,000	703,243
Barclays Capital, Inc.	(1.75)%	6/25/14	Open	518,870	512,590
Barclays Capital, Inc.	0.60%	7/2/14	Open	1,288,000	1,293,195
UBS Securities LLC	0.65%	7/11/14	Open	411,750	413,482
Barclays Capital, Inc.	0.60%	7/15/14	Open	1,208,000	1,212,611
HSBC Securities (USA), Inc.	0.55%	7/23/14	Open	2,410,417	2,418,555
BNP Paribas Securities Corp.	0.59%	8/12/14	Open	855,000	857,817
BNP Paribas Securities Corp.	0.59%	8/12/14	Open	643,000	645,118
HSBC Securities (USA), Inc.	0.55%	9/16/14	Open	1,227,506	1,230,619
HSBC Securities (USA), Inc.	0.55%	9/16/14	Open	3,164,425	3,172,450
HSBC Securities (USA), Inc.	0.55%	9/16/14	Open	3,386,250	3,394,838
HSBC Securities (USA), Inc.	0.55%	9/16/14	Open	2,793,750	2,800,835
HSBC Securities (USA), Inc.	0.55%	9/16/14	Open	2,269,975	2,275,732
HSBC Securities (USA), Inc.	0.55%	9/16/14	Open	3,108,750	3,116,634
HSBC Securities (USA), Inc.	0.55%	9/16/14	Open	2,991,199	2,998,785
HSBC Securities (USA), Inc.	0.55%	9/16/14	Open	2,378,880	2,384,913
HSBC Securities (USA), Inc.	0.60%	9/16/14	Open	2,669,040	2,676,424
Barclays Capital, Inc.	0.60%	9/17/14	Open	1,242,000	1,245,415
Barclays Capital, Inc.	0.44%	9/17/14	Open	1,061,000	1,063,140
Barclays Capital, Inc.	0.55%	9/17/14	Open	1,278,000	1,281,222
Barclays Capital, Inc.	0.60%	9/17/14	Open	1,239,000	1,242,407
Barclays Capital, Inc.	0.60%	9/17/14	Open	489,000	490,345
Barclays Capital, Inc.	0.60%	9/17/14	Open	942,000	944,590
Barclays Capital, Inc.	0.60%	9/17/14	Open	869,000	871,390
Barclays Capital, Inc.	0.60%	9/17/14	Open	1,175,000	1,178,231
Barclays Capital, Inc.	0.60%	9/17/14	Open	941,000	943,588
Barclays Capital, Inc.	0.60%	9/17/14	Open	657,000	658,807
Barclays Capital, Inc.	0.60%	9/17/14	Open	833,000	835,291
Barclays Capital, Inc.	0.60%	9/17/14	Open	658,000	659,810
Barclays Capital, Inc.	0.60%	9/17/14	Open	877,000	879,412
Barclays Capital, Inc.	0.60%	9/17/14	Open	716,000	717,969
Barclays Capital, Inc.	0.60%	9/17/14	Open	629,000	630,730
RBC Capital Markets LLC	0.65%	9/18/14	Open	620,940	622,779
RBC Capital Markets LLC	0.34%	9/19/14	Open	598,400	599,321
RBC Capital Markets LLC	0.34%	9/19/14	Open	967,725	969,215
RBC Capital Markets LLC	0.34%	9/19/14	Open	349,800	350,836
RBC Capital Markets LLC	0.65%	9/19/14	Open	693,000	695,040
RBC Capital Markets LLC	0.65%	9/19/14	Open	576,850	578,548
RBC Capital Markets LLC	0.65%	9/19/14	Open	548,250	549,864
HSBC Securities (USA), Inc.	0.55%	9/22/14	Open	1,873,585	1,878,165
HSBC Securities (USA), Inc.	0.55%	9/22/14	Open	1,447,800	1,451,339
HSBC Securities (USA), Inc.	0.55%	9/22/14	Open	834,063	836,101
HSBC Securities (USA), Inc.	0.55%	9/22/14	Open	905,450	907,663
HSBC Securities (USA), Inc.	0.55%	9/22/14	Open	796,800	798,748
HSBC Securities (USA), Inc.	0.55%	9/22/14	Open	820,124	822,128
HSBC Securities (USA), Inc.	0.60%	9/22/14	Open	1,019,323	1,022,041

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
As of February 28, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
HSBC Securities (USA), Inc.	0.60%	9/22/14	Open	$908,040	$910,461
HSBC Securities (USA), Inc.	0.60%	9/22/14	Open	891,053	893,429
HSBC Securities (USA), Inc.	0.60%	9/22/14	Open	935,588	938,082
HSBC Securities (USA), Inc.	0.60%	9/22/14	Open	856,069	858,352
HSBC Securities (USA), Inc.	0.65%	9/22/14	Open	833,565	835,973
UBS Securities LLC	0.48%	9/22/14	Open	2,610,000	2,615,568
UBS Securities LLC	0.50%	9/22/14	Open	4,400,000	4,409,778
UBS Securities LLC	0.50%	9/22/14	Open	3,027,575	3,034,303
UBS Securities LLC	0.50%	9/22/14	Open	4,071,094	4,080,141
Deutsche Bank Securities, Inc.	0.50%	10/2/14	Open	1,437,000	1,439,994
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	1,284,000	1,287,210
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	739,000	740,848
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	1,316,000	1,319,290
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	729,000	730,823
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	1,176,000	1,178,940
Deutsche Bank Securities, Inc.	0.60%	10/2/14	Open	1,019,000	1,021,547
Deutsche Bank Securities, Inc.	0.59%	10/30/14	Open	617,865	619,121
Deutsche Bank Securities, Inc.	0.60%	11/5/14	Open	1,598,000	1,601,089
BNP Paribas Securities Corp.	0.34%	11/7/14	Open	7,278,000	7,285,836
RBC Capital Markets LLC	0.65%	11/17/14	Open	445,950	446,787
HSBC Securities (USA), Inc.	0.35%	11/25/14	Open	1,557,268	1,558,721
HSBC Securities (USA), Inc.	0.55%	11/25/14	Open	512,775	513,527
HSBC Securities (USA), Inc.	0.55%	11/25/14	Open	516,313	517,070
HSBC Securities (USA), Inc.	0.35%	11/28/14	Open	603,000	603,545
HSBC Securities (USA), Inc.	0.55%	12/3/14	Open	349,594	350,064
HSBC Securities (USA), Inc.	0.55%	12/3/14	Open	501,830	502,505
HSBC Securities (USA), Inc.	0.55%	12/3/14	Open	587,813	588,603
RBC Capital Markets LLC	0.34%	12/3/14	Open	305,020	305,274
RBC Capital Markets LLC	0.34%	12/3/14	Open	315,180	315,442
RBC Capital Markets LLC	0.45%	12/3/14	Open	330,225	330,588
BNP Paribas Securities Corp.	0.64%	12/4/14	Open	564,000	564,872
BNP Paribas Securities Corp.	0.64%	12/4/14	Open	595,000	595,920
BNP Paribas Securities Corp.	0.64%	12/4/14	Open	745,000	746,152
RBC Capital Markets LLC	0.65%	12/4/14	Open	1,509,450	1,511,821
UBS Securities LLC	0.55%	12/9/14	Open	1,878,000	1,880,353
UBS Securities LLC	0.55%	12/9/14	Open	2,160,000	2,162,706
UBS Securities LLC	0.55%	12/9/14	Open	2,025,000	2,027,537
UBS Securities LLC	0.55%	12/9/14	Open	1,800,000	1,802,255
UBS Securities LLC	0.55%	12/9/14	Open	2,035,000	2,037,549
UBS Securities LLC	0.55%	12/9/14	Open	1,700,000	1,702,130
UBS Securities LLC	0.55%	12/9/14	Open	1,580,000	1,581,979
UBS Securities LLC	0.55%	12/9/14	Open	1,865,000	1,867,336
HSBC Securities (USA), Inc.	0.65%	12/10/14	Open	678,902	679,895
HSBC Securities (USA), Inc.	0.65%	12/15/14	Open	1,652,400	1,654,667
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	295,000	295,364
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,344,000	1,345,658
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,211,000	1,212,494
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	799,000	799,985
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	787,000	787,971
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,273,000	1,274,570
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,416,000	1,417,746
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	729,000	729,899
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,025,000	1,026,264
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	702,000	702,866
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	395,000	395,487
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	611,000	611,754
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,968,000	1,970,427
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	693,000	693,855
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	694,000	694,856
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	768,000	768,947
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	819,000	820,010
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,211,000	1,212,494
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	763,000	763,941
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	649,000	649,800
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	344,000	344,424

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	45

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
As of February 28, 2015, reverse repurchase agreements outstanding were as follows (continued):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	$1,181,000	$1,182,457
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	193,000	193,238
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,503,000	1,504,854
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	401,000	401,495
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,000,000	1,001,233
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	947,000	948,168
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	391,000	391,482
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	456,000	456,562
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,021,000	1,022,259
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	913,000	914,126
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,474,000	1,475,818
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,025,000	1,026,264
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	138,000	138,170
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	574,000	574,708
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,582,000	1,583,951
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,291,000	1,292,592
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	384,000	384,474
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,173,000	1,174,447
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	397,000	397,490
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	521,000	521,643
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	79,000	79,097
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	819,000	820,010
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	868,000	869,071
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,093,000	1,094,348
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	797,000	797,983
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	967,000	968,193
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	993,000	994,225
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	721,000	721,889
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	465,000	465,574
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,346,000	1,347,660
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,479,000	1,480,824
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	473,000	473,583
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	450,000	450,555
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,549,000	1,550,910
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	122,000	122,150
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	828,000	829,021
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	488,000	488,602
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	944,000	945,164
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	765,000	765,944
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	541,000	541,667
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	713,000	713,879
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	569,000	569,702
Deutsche Bank Securities, Inc.	0.60%	12/17/14	Open	1,483,000	1,484,829
Barclays Capital, Inc.	0.60%	12/18/14	Open	370,000	370,450
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	462,000	462,562
Deutsche Bank Securities, Inc.	0.60%	12/18/14	Open	760,000	760,925
UBS Securities LLC	0.40%	12/18/14	Open	2,857,500	2,859,818
UBS Securities LLC	0.50%	12/18/14	Open	1,234,955	1,236,207
UBS Securities LLC	0.55%	12/18/14	Open	419,738	420,206
UBS Securities LLC	0.55%	12/18/14	Open	600,838	601,508
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	5,929,000	5,933,743
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	3,025,000	3,027,420
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,199,000	1,199,959
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,426,000	1,427,426
UBS Securities LLC	0.60%	12/19/14	Open	979,200	980,375
UBS Securities LLC	0.60%	12/19/14	Open	1,036,925	1,038,169
UBS Securities LLC	0.60%	12/19/14	Open	1,050,975	1,052,236
UBS Securities LLC	0.60%	12/19/14	Open	845,813	846,827
UBS Securities LLC	0.65%	12/19/14	Open	855,221	856,333
UBS Securities LLC	0.65%	12/19/14	Open	1,031,835	1,033,176
UBS Securities LLC	0.65%	12/19/14	Open	1,676,111	1,678,290
Credit Suisse Securities (USA) LLC	0.50%	12/19/14	Open	1,309,000	1,310,309

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
As of February 28, 2015, reverse repurchase agreements outstanding were as follows (concluded):

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.60%	1/6/15	Open	$427,000	$427,384
Deutsche Bank Securities, Inc.	0.60%	1/13/15	Open	1,523,000	1,524,193
Deutsche Bank Securities, Inc.	0.60%	1/15/15	Open	1,171,000	1,171,878
HSBC Securities (USA), Inc.	0.60%	1/26/15	Open	354,848	355,049
Deutsche Bank Securities, Inc.	0.60%	2/4/15	Open	495,000	495,206
HSBC Securities (USA), Inc.	0.60%	2/4/15	Open	1,260,850	1,261,375
UBS Securities LLC	0.55%	2/6/15	Open	959,669	960,006
Deutsche Bank Securities, Inc.	0.60%	2/11/15	Open	642,000	642,193
Morgan Stanley & Co. LLC	0.22%	2/18/15	3/18/15	20,134,000	20,134,639
HSBC Securities (USA), Inc.	0.55%	2/23/15	Open	560,057	560,108
HSBC Securities (USA), Inc.	0.55%	2/23/15	Open	701,000	701,064
HSBC Securities (USA), Inc.	0.55%	2/23/15	Open	680,432	680,494
HSBC Securities (USA), Inc.	0.55%	2/23/15	Open	168,558	168,574
HSBC Securities (USA), Inc.	0.55%	2/23/15	Open	342,791	342,822
HSBC Securities (USA), Inc.	0.55%	2/23/15	Open	161,738	161,753
HSBC Securities (USA), Inc.	0.55%	2/23/15	Open	214,500	214,520
HSBC Securities (USA), Inc.	0.55%	2/25/15	Open	1,864,800	1,864,914
HSBC Securities (USA), Inc.	0.55%	2/25/15	Open	1,633,631	1,633,731
HSBC Securities (USA), Inc.	0.55%	2/25/15	Open	955,966	956,025
HSBC Securities (USA), Inc.	0.55%	2/25/15	Open	852,840	852,892
HSBC Securities (USA), Inc.	0.55%	2/25/15	Open	740,631	740,677
HSBC Securities (USA), Inc.	0.55%	2/25/15	Open	790,935	790,983
HSBC Securities (USA), Inc.	0.60%	2/25/15	Open	832,050	832,105
HSBC Securities (USA), Inc.	0.60%	2/25/15	Open	721,000	721,048
HSBC Securities (USA), Inc.	0.65%	2/25/15	Open	986,790	986,861
HSBC Securities (USA), Inc.	0.65%	2/25/15	Open	856,163	856,224
RBC Capital Markets LLC	(1.00)%	2/25/15	Open	328,440	328,404
UBS Securities LLC	0.55%	2/25/15	Open	655,785	655,825
UBS Securities LLC	0.55%	2/25/15	Open	712,215	712,259
UBS Securities LLC	0.55%	2/25/15	Open	742,646	742,692
UBS Securities LLC	0.55%	2/25/15	Open	669,818	669,858
UBS Securities LLC	0.55%	2/25/15	Open	670,766	670,807
Deutsche Bank Securities, Inc.	0.60%	2/26/15	Open	1,121,000	1,121,056
RBC Capital Markets LLC	(2.00)%	2/26/15	Open	326,525	326,471
Deutsche Bank Securities, Inc.	0.60%	2/27/15	Open	687,206	687,234
Total				$278,245,466	$278,720,582
[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

•	As of February 28, 2015, financial futures contracts outstanding were as follows:

Contracts Long/Short	Issue	Exchange	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(62)	5-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	7,395,438	$(8,161)
(137)	10-Year U.S. Treasury Note	Chicago Board of Trade	June 2015	USD	17,508,172	(29,043)
(116)	Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	18,773,875	(102,021)
82	Ultra Long U.S. Treasury Bond	Chicago Board of Trade	June 2015	USD	13,799,063	117,889
Total						$(21,336)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	47

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)
•	As of February 28, 2015, forward foreign currency contracts outstanding were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	170,000	USD	192,475	State Street Bank and Trust Co.	4/21/15	$(2,128)
GBP	208,000	USD	318,638	Citibank N.A.	4/21/15	2,375
GBP	1,258,000	USD	1,908,756	Toronto Dominion Bank	4/21/15	32,754
USD	1,262,870	CAD	1,511,000	UBS AG	4/21/15	55,022
USD	115,941	EUR	101,000	Bank of America N.A.	4/21/15	2,852
USD	478,274	EUR	419,000	Bank of America N.A.	4/21/15	9,123
USD	108,684	EUR	97,000	Bank of America N.A.	4/21/15	74
USD	21,343,230	EUR	18,495,000	Citibank N.A.	4/21/15	634,520
USD	171,470	EUR	151,000	Goldman Sachs & Co.	4/21/15	2,396
USD	118,571	EUR	104,000	Royal Bank of Scotland PLC	4/21/15	2,123
USD	254,601	EUR	225,000	UBS AG	4/21/15	2,670
USD	30,650,886	GBP	20,206,000	Bank of America N.A.	4/21/15	(533,656)
Total						$208,125

•	As of February 28, 2015, OTC options purchased were as follows:

Description	Counterparty	Put/ Call	Strike Price	Expiration Date	Contracts	Value
Marsico Parent Superholdco LLC	Goldman Sachs & Co.	Call	USD 942.86	12/14/19	46	—
•	As of February 28, 2015, centrally cleared interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Clearinghouse	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.54%	3-month LIBOR	Chicago Mercantile	9/04/24	USD	18,700	$737,007
2.60%	3-month LIBOR	Chicago Mercantile	9/04/24	USD	18,700	(740,932)
Total						$(3,925)

•	As of February 28, 2015, OTC credit default swaps — buy protection outstanding were as follows:

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid	Unrealized Depreciation
Westpac Banking Corp.	1.00%	Deutsche Bank AG	9/20/17	USD 1	$ (9)	$8	$	(17)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	9/20/17	USD 1	(10)	8		(18)
Total					$(19)	$16	$	(35)

•	As of February 28, 2015, OTC interest rate swaps outstanding were as follows:

Fixed Rate	Floating Rate	Counterparty/ Clearinghouse	Expiration Date	Notional Amount (000)	Market Value	Premiums Received	Unrealized Depreciation
11.15%	1-Day BROIS	Deutsche Bank AG	1/04/16	BRL 56,933	$(310,158)	$(593)	$(309,565)

•
For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

•
Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial statement purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access
•
Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•
Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Schedule of Investments (continued)	BlackRock Limited Duration Income Trust (BLW)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to Note 2 of the Notes to Financial Statements.

As of February 28, 2015, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$85,777,260	$15,455,887	$101,233,147
Common Stocks	$2,543,742	822,736	565,124	3,931,602
Corporate Bonds	—	338,101,367	8,966,799	347,068,166
Floating Rate Loan Interests	—	256,723,451	21,643,184	278,366,635
Foreign Agency Obligations	—	9,849,569	—	9,849,569
Non-Agency Mortgage-Backed Securities	—	73,776,126	6,937,125	80,713,251
Other Interests	—	—	8,750	8,750
Preferred Securities	11,871,958	51,676,995	—	63,548,953
U.S. Government Sponsored Agency Securities	—	34,603,385	—	34,603,385
Warrants	—	—	16,542	16,542
Money Market Funds	1,278,380	—	—	1,278,380
Total	$15,694,080	$851,330,889	$53,593,411	$920,618,380

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Interest rate contracts	$117,889	$737,007	—	$854,896
Foreign currency exchange contracts		743,909		743,909
Liabilities:
Interest rate contracts	(139,225)	(1,050,497)	—	(1,189,722)
Credit rate contracts	—	(35)	—	(35)
Foreign currency exchange contracts	—	(535,784)	—	(535,784)
Total	$(21,336)	$(105,400)	—	$(126,736)

1 Derivative financial instruments are swaps, financial futures contracts and forward foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of February 28, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,186,592	—	—	$1,186,592
Cash pledged for financial futures contracts	469,500	—	—	469,500
Cash pledged as collateral for reverse repurchase agreements	600,000	—	—	600,000
Cash pledged as collateral for OTC derivatives	90,000	—	—	90,000
Cash pledged for centrally cleared swaps	10,000	—	—	10,000
Foreign currency at value	19,657	—	—	19,657
Liabilities:
Reverse repurchase agreements	—	$(278,720,582)	—	(278,720,582)
Cash received as collateral for reverse repurchase agreements	—	(198,000)	—	(198,000)
Total	$2,375,749	$(278,918,582)	—	$(276,542,833)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	49

Consolidated Schedule of Investments (concluded)	BlackRock Limited Duration Income Trust (BLW)

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Other Interests	Unfunded Floating Rate Loan Interests (Liabilities)	Warrants	Total
Assets:
Opening Balance, as of August 31, 2014	$2,748,166	$14,418,405	$8,907,388	$33,197,391	—	$8,750	$(175)	—	$59,279,925
Transfers into Level 3[1]	—	—	—	5,568,235	—	—	—	$14,419	5,582,654
Transfers out of Level 3[2]	—	(10,116,243)	—	(14,142,897)	—	—	—	—	(24,259,140)
Accrued discounts/premiums	—	(41,233)	(464)	23,665	$915	—	—	—	(17,117)
Net realized gain	(1)	(413,707)	(3,036,848)	30,133	—	—	—	—	(3,420,423)
Net change in unrealized appreciation/ depreciation	(2,183,041)	451,169	2,973,382	(379,501)	33,293	—	175	2,123	897,600
Purchases	—	12,120,799	495,529	3,501,575	6,902,917	—	—	—	23,020,820
Sales	—	(963,303)	(372,188)	(6,155,417)	—	—	—	—	(7,490,908)
Closing Balance, as of February 28, 2015	$565,124	$15,455,887	$8,966,799	$21,643,184	6,937,125	$8,750	—	$16,542	$53,593,411
Net change in unrealized appreciation/depreciation on investments still held at February 28, 2015[4]	$(2,183,041)	$455,869	$(435,653)	$(430,583)	$33,293	—	—	$2,123	$(2,557,992)

1 As of August 31, 2014, the Fund used observable inputs in determining the value of certain investments. As of February 28, 2015, the Fund used significant unobservable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $5,582,654 transferred from Level 2 to Level 3 in the disclosure hierarchy.

2 As of August 31, 2014, the Fund used significant unobservable inputs in determining the value of certain investments. As of February 28, 2015, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $24,259,140 transferred from Level 3 to Level 2 in the disclosure hierarchy.

3 Included in the related net change in unrealized appreciation/depreciation in the Consolidated Statements of Operations.

4 Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at February 28, 2015 is generally due to investments no longer held or categorized as Level 3 at period end.

See Notes to Financial Statements.

50	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Statements of Assets and Liabilities
February 28, 2015 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)[1]

Assets
Investments at value — unaffiliated[2]	$181,616,611	$805,139,034	$919,340,000
Investments at value — affiliated[3]	—	—	1,278,380
Cash	99,981	3,119,964	1,186,592
Cash pledged for financial futures contracts	—	—	469,500
Investments sold receivable	2,453,293	10,681,703	11,845,366
Cash pledged as collateral for reverse repurchase agreements	—	—	600,000
Interest receivable	1,029,697	4,563,142	9,274,118
Swaps receivable	—	—	1,827,734
Unrealized appreciation on forward foreign currency exchange contracts	12,042	148,623	743,909
Foreign currency at value[4]	2,102	2,192	19,657
Variation margin receivable on financial futures contracts	—	—	45,109
Cash pledged as collateral for OTC derivatives	—	—	90,000
Dividends receivable	—	—	1,696
Principal paydowns receivable	—	—	735
Swap premiums paid	—	—	16
Cash pledged for centrally cleared swaps	—	—	10,000
Deferred offering costs	—	16,873	18,165
Prepaid expenses	1,942	12,945	15,685
Other assets	—	—	269,432
Total assets	185,215,668	823,684,476	947,036,094

Liabilities
Bank borrowings payable	52,000,000	231,000,000	—
Reverse repurchase agreements	—	—	278,720,582
Investments purchased payable	5,912,195	27,649,265	14,770,319
Swaps payable	—	—	1,827,799
Investment advisory fees payable	137,069	455,019	386,139
Unrealized depreciation on forward foreign currency exchange contracts	15,431	60,728	535,784
Officer’s and Directors’ fees payable	2,514	10,772	352,319
Unrealized depreciation on OTC derivatives	—	—	309,600
Income dividends payable	77,967	125,024	91,109
Interest expense payable	38,190	167,451	—
Cash received as collateral for reverse repurchase agreements	—	—	198,000
Variation margin payable on financial futures contracts	—	—	29,276
Variation margin payable on centrally cleared swaps	—	—	1,135
Swap premiums received	—	—	593
Offering costs payable	—	10,007	12,486
Other accrued expenses payable	113,331	253,770	232,927
Total liabilities	58,296,697	259,732,036	297,468,068
Net Assets	$126,918,971	$563,952,440	$649,568,026

Net Assets Consist of
Paid-in capital[5,6,7]	$128,319,712	$660,033,945	$703,327,827
Distributions in excess of net investment income	(86,327)	(674,343)	(3,396,935)
Accumulated net realized loss	(408,152)	(85,588,374)	(50,589,792)
Net unrealized appreciation/depreciation	(906,262)	(9,818,788)	226,926
Net Assets	$126,918,971	$563,952,440	$649,568,026
Net asset value per share	$14.03	$15.15	$17.55
[1] Consolidated Statement of Assets and Liabilities
[2] Investments at cost — unaffiliated	$182,519,416	$815,045,713	$919,221,232
[3] Investments at cost — affiliated	—	—	$1,278,380
[4] Foreign currency at cost	$2,170	$2,196	$19,623
[5] Par value per share	$0.001	$0.100	$0.001
[6] Shares outstanding	9,044,041	37,232,488	37,003,854
[7] Shares authorized	unlimited	200 million	unlimited
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	51

Statements of Operations
Six Months Ended February 28, 2015 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)[1]	BlackRock Limited Duration Income Trust (BLW)[1]

Investment Income
Interest	$4,407,091	$19,430,864	$25,016,227
Dividends — unaffiliated	34,993	152,649	413,875
Dividends — affiliated	142	144	1,302
Total income	4,442,226	19,583,657	25,431,404

Expenses
Investment advisory	891,891	2,954,158	2,553,119
Custodian	38,567	120,385	91,962
Professional	56,091	61,537	97,998
Accounting services	15,548	50,326	46,526
Offering	—	51,761	55,725
Transfer agent	13,009	31,677	37,997
Officer and Directors	5,772	25,161	32,770
Printing	6,674	11,792	13,048
Registration	4,700	7,017	6,433
Miscellaneous	15,156	30,920	51,503
Total expenses excluding interest expense and income tax	1,047,408	3,344,734	2,987,081
Interest expense	242,477	1,074,203	716,387
Income tax	—	4,878	—
Total expenses	1,289,885	4,423,815	3,703,468
Less fees waived by Manager	(133)	(178)	(2,027)
Total expenses after fees waived and paid indirectly	1,289,752	4,423,637	3,701,441
Net investment income	3,152,474	15,160,020	21,729,963

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(688,453)	(4,002,462)	(7,582,951)
Financial futures contracts	—	—	(1,801,111)
Foreign currency transactions	276,813	1,296,164	8,018,051
Options written	—	—	93,500
Swaps	—	—	(18,449)
	(411,640)	(2,706,298)	(1,290,960)
Net change in unrealized appreciation/depreciation on:
Investments	(1,104,006)	(5,600,249)	(12,525,932)
Financial futures contracts	—	—	72,226
Foreign currency translations	(82,584)	(238,324)	(1,818,176)
Options written	—	—	(11,948)
Swaps	—	—	(291,389)
Unfunded floating rate loan interests	6,227	27,493	2,520
	(1,180,363)	(5,811,080)	(14,572,699)
Net realized and unrealized loss	(1,592,003)	(8,517,378)	(15,863,659)
Net Increase in Net Assets Resulting from Operations	$1,560,471	$6,642,642	$5,866,304
[1]	Consolidated Statement of Operations.
See Notes to Financial Statements.

52	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Statements of Changes in Net Assets	BlackRock Defined Opportunity Credit Trust (BHL)
	Six Months Ended February 28,	Year Ended August 31,
Increase (Decrease) in Net Assets:	2015 (Unaudited)	2014

Operations
Net investment income	$3,152,474	$6,953,558
Net realized gain (loss)	(411,640)	1,555,241
Net change in unrealized appreciation/depreciation	(1,180,363)	(1,214,434)
Net increase in net assets resulting from operations	1,560,471	7,294,365

Distributions to Shareholders From[1]
Net investment income	(3,705,740)	(7,542,730)
Net realized gain	(1,286,571)	—
Decrease in net assets resulting from distributions to shareholders	(4,992,311)	(7,542,730)

Net Assets
Total decrease in net assets	(3,431,840)	(248,365)
Beginning of period	130,350,811	130,599,176
End of period	$126,918,971	$130,350,811
Undistributed (distributions in excess of) net investment income, end of period	$(86,327)	$466,939
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	53

Consolidated Statements of Changes in Net Assets	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
	Six Months Ended February 28,	Year Ended August 31,
Increase (Decrease) in Net Assets:	2015 (Unaudited)	2014

Operations
Net investment income	$15,160,020	$32,487,698
Net realized gain (loss)	(2,706,298)	606,314
Net change in unrealized appreciation/depreciation	(5,811,080)	771,265
Net increase in net assets resulting from operations	6,642,642	33,865,277

Distributions to Shareholders From[1]
Net investment income	(15,153,623)	(33,203,943)

Net Assets
Total increase (decrease) in net assets	(8,510,981)	661,334
Beginning of period	572,463,421	571,802,087
End of period	$563,952,440	$572,463,421
Distributions in excess of net investment income, end of period	$(674,343)	$(680,740)
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.
See Notes to Financial Statements.

54	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Consolidated Statements of Changes in Net Assets	BlackRock Limited Duration Income Trust (BLW)
	Six Months Ended February 28,	Year Ended August 31,
Increase (Decrease) in Net Assets:	2015 (Unaudited)	2014

Operations
Net investment income	$21,729,963	$46,667,443
Net realized gain (loss)	(1,290,960)	4,294,232
Net change in unrealized appreciation/depreciation	(14,572,699)	14,593,852
Net increase in net assets resulting from operations	5,866,304	65,555,527

Distributions to Shareholders From[1]
Net investment income	(25,680,675)	(45,292,717)

Net Assets
Total increase (decrease) in net assets	(19,814,371)	20,262,810
Beginning of period	669,382,397	649,119,587
End of period	$649,568,026	$669,382,397
Undistributed (distributions in excess of) net investment income, end of period	$(3,396,935)	$553,777
[1]	Distributions for annual periods determined in accordance with federal income tax regulations.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	55

Statements of Cash Flows
Six Months Ended February 28, 2015 (Unaudited)	BlackRock Defined Opportunity Credit Trust (BHL)	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)	BlackRock Limited Duration Income Trust (BLW)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$1,560,471	$6,642,642	$5,866,304
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
(Increase) decrease in interest receivable	(4,764)	(146,167)	556,771
Increase in swaps receivable	—	—	(1,245,742)
(Increase) decrease in other assets	—	38,072	(3,500)
Increase in variation margin receivable on financial futures contracts	—	—	(17,838)
Decrease in swap premiums paid	—	—	3
(Increase) decrease in prepaid expenses	2,181	(3,562)	(4,715)
Decrease in cash pledged for financial futures contracts	—	—	186,000
Decrease in cash pledged as collateral for OTC derivatives	400,000	—	—
Increase in cash pledged as collateral for reverse repurchase agreements	—	—	(592,000)
Increase in cash received for reverse repurchase agreements	—	—	(304,000)
Decrease in investment advisory fees payable	(16,059)	(52,111)	(63,975)
Decrease in interest expense and fees payable	(987)	(7,593)	(184,054)
Decrease in other accrued expenses payable	(15,848)	(95,194)	(29,779)
Increase in variation margin payable on financial futures contracts	—	—	21,120
Increase in variation margin payable on centrally cleared swaps	—	—	1,135
Increase in swaps payable	—	—	1,263,852
Decrease in swap premiums received	—	—	(279)
Increase (decrease) in Officer’s and Directors’ fees payable	(7)	(354)	16,717
Net realized loss on investments and options written	690,515	3,993,779	9,121,400
Net unrealized loss on investments, options written, swaps, foreign currency translations and unfunded floating rate loan interests	1,180,363	5,811,080	14,644,500
Amortization of premium and accretion of discount on investments	(154,587)	(640,292)	608,542
Proceeds from sales of long-term investments	34,040,314	148,755,225	188,043,486
Purchases of long-term investments	(32,662,955)	(145,764,172)	(183,537,385)
Net proceeds from sales of short-term securities	2,958,501	3,456,864	6,112,010
Premiums paid on closing options written	—	—	(93,500)
Net cash provided by operating activities	7,977,138	21,988,217	40,365,073

Cash Used for Financing Activities
Net borrowing of reverse repurchase agreements	—	—	(14,985,090)
Proceeds from bank borrowings	22,000,000	78,000,000	—
Payments for bank borrowings	(25,000,000)	(82,000,000)	—
Cash payments for offering costs	—	(75,129)	(75,129)
Cash dividends paid to Common Shareholders	(4,986,497)	(15,150,512)	(25,680,972)
Amortization of deferred offering costs	—	51,761	55,725
Net cash used for financing activities	(7,986,497)	(19,173,880)	(40,685,466)

Cash Impact from Foreign Exchange Fluctuations
Cash impact from foreign exchange fluctuations	$18	$320	$16,533

Cash and Foreign Currency
Net increase (decrease) in cash	(9,341)	2,814,657	(303,860)
Cash and foreign currency at beginning of period	111,424	307,499	1,510,109
Cash and foreign currency at end of period	$102,083	$3,122,156	$1,206,249

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest	$243,464	$1,081,796	$900,441
See Notes to Financial Statements.

56	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Financial Highlights	BlackRock Defined Opportunity Credit Trust (BHL)
	Six Months Ended February 28, 2015 (Unaudited)		Year Ended August 31,
			2014	2013	2012	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$14.41		$14.44	$14.12	$13.17	$13.55	$12.53
Net investment income[1]	0.35		0.77	0.87	0.85	0.86	0.85
Net realized and unrealized gain (loss)	(0.18)		0.03	0.30	0.90	(0.45)	0.87
Net increase from investment operations	0.17		0.80	1.17	1.75	0.41	1.72
Distributions from:[2]
Net investment income	(0.41)		(0.83)	(0.85)	(0.80)	(0.79)	(0.70)
Net realized gain	(0.14)		—	—	—	—	—
Total distributions	(0.55)		(0.83)	(0.85)	(0.80)	(0.79)	(0.70)
Net asset value, end of period	$14.03		$14.41	$14.44	$14.12	$13.17	$13.55
Market price, end of period	$13.17		$13.84	$13.77	$13.94	$12.65	$12.86

Total Return[3]
Based on net asset value	1.51%[4]		5.98%	8.52%	13.94%	2.93%	14.39%
Based on market price	(0.79)%[4]		6.75%	4.82%	17.12%	4.17%	23.33%

Ratios to Average Net Assets
Total expenses	2.04%	[5]	1.92%	1.92%	1.91%	2.02%	1.91%
Total expenses after fees waived and paid indirectly	2.04%	[5]	1.92%	1.92%	1.91%	2.02%	1.90%
Total expenses after fees waived and paid indirectly and excluding interest expense	1.66%	[5]	1.60%	1.58% [6]	1.61% [6]	1.71%	1.65%
Net investment income	4.99%	[5]	5.31%	6.04%	6.24%	6.10%	6.40%

Supplemental Data
Net assets, end of period (000)	$126,919		$130,351	$130,599	$127,455	$118,897	$122,062
Borrowings outstanding, end of period (000)	$52,000		$55,000	$49,000	$55,000	$43,000	$24,000
Asset coverage, end of period per $1,000	$3,441		$3,370	$3,665	$3,317	$3,765	$6,086
Portfolio turnover rate	19%		59%	85%	53%	91%	102%
[1]	Based on average shares outstanding.
[2]	Distributions for annual periods determined in accordance with federal income tax regulations.
[3]	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[4]	Aggregate total return.
[5]	Annualized.
[6]	For the years ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs was 1.57% and 1.52%, respectively.
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	57

Financial Highlights	BlackRock Floating Rate Income Strategies Fund, Inc. (FRA)
	Six Months Ended February 28, 2015[1] (Unaudited)		Year Ended August 31,
			2014[1]	2013[1]		2012[1]		2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$15.38		$15.36	$14.98		$14.04		$14.36	$12.93
Net investment income[2]	0.41		0.87	0.99		0.97		0.96	0.91
Net realized and unrealized gain (loss)	(0.23)		0.04	0.42		0.90		(0.36)	1.48
Net increase from investment operations	0.18		0.91	1.41		1.87		0.60	2.39
Distributions from:[3]
Net investment income	(0.41)		(0.89)	(1.03)		(0.93)		(0.86)	(0.94)
Net realized gain	—		—	—		—		(0.06)	(0.02)
Total distributions	(0.41)		(0.89)	(1.03)		(0.93)		(0.92)	(0.96)
Net asset value, end of period	$15.15		$15.38	$15.36		$14.98		$14.04	$14.36
Market price, end of period	$13.83		$14.26	$14.96		$15.20		$13.33	$14.61

Total Return[4]
Based on net asset value	1.48%[5]		6.45%	9.68%		13.91%		4.04%	18.91%
Based on market price	(0.09)%[5]		1.33%	5.28%		21.74%		(2.91)%	27.59%

Ratios to Average Net Assets
Total expenses	1.59%	[6]	1.48%	1.54%	[7]	1.67%	[8]	1.60%	1.45%
Total expenses after fees waived and paid indirectly	1.59%	[6]	1.48%	1.52%	[7]	1.67%	[8]	1.60%	1.45%
Total expenses after fees waived and paid indirectly and excluding interest expense and income tax	1.20%	[6]	1.15%	1.15%	[7,9]	1.35%	[8,9]	1.30%	1.22%
Net investment income	5.45%	[6]	5.65%	6.49%		6.67%		6.44%	6.43%

Supplemental Data
Net assets, end of period (000)	$563,952		$572,463	$571,802		$276,990		$259,205	$264,379
Borrowings outstanding, end of period (000)	$231,000		$235,000	$214,000		$117,000		$93,000	$53,000
Asset coverage, end of period per $1,000	$3,441		$3,436	$3,672		$3,367		$3,787	$5,988
Portfolio turnover rate	19%		58%	88%		53%		91%	96%
[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized
[7]	Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.52%, 1.52% and 1.15%, respectively.
[8]	Includes reorganization costs. Without these costs, total expenses, total expenses after fees waived and paid indirectly and total expenses after fees waived and paid indirectly and excluding interest expense would have been 1.61%, 1.61% and 1.29%, respectively.
[9]	For the year ended August 31, 2013 and August 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense and borrowing costs were 1.14% and 1.26%, respectively.
See Notes to Financial Statements.

58	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Financial Highlights	BlackRock Limited Duration Income Trust (BLW)
	Six Months Ended February 28, 2015[1] (Unaudited)		Year Ended August 31,
			2014[1]	2013[1]	2012[1]	2011	2010

Per Share Operating Performance
Net asset value, beginning of period	$18.09		$17.54	$17.38	$16.52	$16.79	$14.95
Net investment income[2]	0.59		1.26	1.30	1.31	1.34	1.12
Net realized and unrealized gain (loss)	(0.44)		0.51	0.25	0.88	(0.37)	1.62
Net increase from investment operations	0.15		1.77	1.55	2.19	0.97	2.74
Distributions from net investment income[3]	(0.69)		(1.22)	(1.39)	(1.33)	(1.24)	(0.90)
Net asset value, end of period	$17.55		$18.09	$17.54	$17.38	$16.52	$16.79
Market price, end of period	$15.98		$16.81	$16.89	$18.00	$16.01	$16.76

Total Return[4]
Based on net asset value	1.32%[5]		10.77%	9.13%	13.86%	5.85%	19.00%
Based on market price	(0.71)%	[5]	6.89%	1.47%	21.68%	2.77%	26.04%

Ratio to Average Net Assets
Total expenses	1.15%	[6]	1.14%	1.12%	1.05%	1.01%	0.82%
Total expenses after fees waived and paid indirectly	1.15%	[6]	1.14%	1.12%	1.05%	1.00%	0.81%
Total expenses after fees waived and paid indirectly and excluding interest expense	0.93%	[6]	0.92%	0.90%	0.89%	0.87%	0.73%
Net investment income	6.74%	[6]	7.00%	7.34%	7.82%	7.75%	6.90%

Supplemental Data
Net assets, end of period (000)	$649,568		$669,382	$649,120	$642,391	$609,818	$619,381
Borrowings outstanding, end of period (000)	$278,721		$293,890	$273,347	$296,476	$244,120	$123,233
Asset coverage, end of period per $1,000	$3,331		$3,278	$3,375	$3,167	$3,498	$6,026
Portfolio turnover rate[7]	20%		57%	71%	54%	106%	248%
[1]	Consolidated Financial Highlights.
[2]	Based on average shares outstanding.
[3]	Distributions for annual periods determined in accordance with federal income tax regulations.
[4]	Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
[5]	Aggregate total return.
[6]	Annualized.
[7]	Includes mortgage dollar rolls (“MDRs”). Additional information regarding portfolio turnover is as follows:
	Six Months Ended February 28, 2015	Year Ended August 31,
	(Unaudited)	2014	2013	2012	2011	2010
Portfolio turnover (excluding MDRs)	20%	57%	71%	54%	87%	113%
See Notes to Financial Statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	59

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the 1940 Act as closed-end management investment companies and referred to herein collectively as the “Funds”:

Trust Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Defined Opportunity Credit Trust	BHL	Delaware	Diversified
BlackRock Floating Rate Income Strategies Fund, Inc.	FRA	Maryland	Diversified
BlackRock Limited Duration Income Trust	BLW	Delaware	Diversified

The Board of Directors and Boards of Trustees of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board”, and the directors/trustees thereof are collectively referred to throughout this report as “Directors”. The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

Basis of Consolidation: The accompanying consolidated financial statements of FRA include the account of FRA Subsidiary, LLC (the “Taxable Subsidiary”), which is a wholly owned taxable subsidiary of FRA. The Taxable Subsidiary enables the Fund to hold investments in an operating company and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the Taxable Subsidiary are taxable to such subsidiary. A tax provision for income, if any, is shown as income tax in the Consolidated Statement of Operations for the Fund. A tax provision for realized and unrealized gains, if any, is included as a reduction of realized and/or unrealized gain (loss) in the Consolidated Statement of Operations for the Fund. The Fund may invest up to 25% of its total assets in the Taxable Subsidiary. The net assets of the Taxable Subsidiary as of February 28, 2015, were $2,142,730 or 0.4% of FRA’s consolidated net assets. Intercompany accounts and transactions, if any, have been eliminated. The Taxable Subsidiary is subject to the same investment policies and restrictions that apply to the Fund.

The accompanying consolidated financial statements of BLW include the account of BLW Subsidiary, LLC (the “BLW Taxable Subsidiary”). As of December 19, 2014, the BLW Taxable Subsidiary, which was wholly owned by the Fund, was dissolved. The BLW Taxable Subsidiary enabled the Fund to hold an investment in an operating company and satisfy Regulated Investment Company (“RIC”) tax requirements. Income earned and gains realized on the investment held by the BLW Taxable Subsidiary were taxable to such subsidiary. There was no tax provision required for income or realized gains during the period.

2. Significant Accounting Policies:

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies followed by the Funds:

Valuation: The Funds’ investments are valued at fair value as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair value of their financial instruments at market value using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Bond investments are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. Floating rate loan interests are valued at the mean of the bid prices from one or more brokers or dealers as obtained from a pricing service. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures. Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. To-be-announced (“TBA”) commitments are valued on the basis of last available bid prices or current market quotations provided by pricing services. Swap agreements are valued utilizing quotes received daily by the Funds’ pricing service or through brokers, which are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Certain centrally cleared swaps are valued at the price determined by the relevant exchange or clearinghouse. Investments in open-end registered investment companies are valued at NAV each business day.

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

60	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

Equity investments traded on a recognized exchange are valued at the official close price each day, if available. For equity investments traded on more than one exchange, the official close price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price.

Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of business on the NYSE. Forward foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined as of the close of business on the NYSE. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that the prior day’s price no longer reflects the fair value of the option. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued by an independent pricing service using a mathematical model, which incorporates a number of market data factors, such as the trades and prices of the underlying instruments.

In the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Value Investments”). When determining the price for Fair Value Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or in the case of recent investments, the cost approach, as appropriate. The market approach generally consists of using comparable market transactions. The income approach generally is used to discount future cash flows to present value and is adjusted for liquidity as appropriate. These factors include but are not limited to: (i) attributes specific to the investment or asset; (ii) the principal market for the investment or asset; (iii) the customary participants in the principal market for the investment or asset; (iv) data assumptions by market participants for the investment or asset, if reasonably available; (v) quoted prices for similar investments or assets in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to the inherent uncertainty of valuations of such investments, the fair values may differ from the values that would have been used had an active market existed. The Global Valuation Committee, or its delegate, employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Funds’ pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values and reviews of any market related activity. The pricing of all Fair Value Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of business on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (e.g., a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such instruments, those instruments may be Fair Value Investments and be valued at their fair value, as determined in good faith by the Global Valuation Committee, or its delegate, using a pricing service and/or policies approved by the Board.

Foreign Currency: The Funds’ books and records are maintained in U.S. dollars. Purchases and sales of investment securities are recorded at the rates of exchange prevailing on the respective date of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the Funds’ investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

The Funds do not isolate the portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of investments held or sold for financial reporting purposes. Accordingly, the effects of changes in foreign currency exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments but are included as a component of net realized and unrealized gain (loss) from investments. The Funds report realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts, forward foreign currency exchange contracts, options written and swaps) or certain borrowings (e.g., reverse repurchase transactions) that would be “senior securities” for 1940 Act purposes, the Fund may segregate or designate on its books and records cash or liquid securities having a market value at least equal to the amount of

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	61

Notes to Financial Statements (continued)

the Fund’s future obligations under such investments or borrowings. Doing so allows the investment or borrowings to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Fund may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trusts are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In June 2014, the Financial Accounting Standards Board issued guidance to improve the financial reporting of reverse repurchase agreements and other similar transactions. The guidance will require expanded disclosure for entities that enter into reverse repurchase agreements and similar transactions accounted for as secured borrowings. It is effective for financial statements with fiscal years beginning on or after December 15, 2014 and interim periods within those fiscal years. Management is evaluating the impact, if any, of this guidance on the Funds’ financial statement disclosures.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with the custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Securities and Other Investments:

Asset-Backed and Mortgage-Backed Securities: The Funds may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. In addition, the Funds may subsequently have to reinvest the proceeds at lower interest rates. If the Funds have purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Funds may purchase certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by Ginnie Mae are guaranteed as to the timely payment of principal and interest by Ginnie Mae and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by Freddie Mac and Fannie Mae, including Freddie Mac and Fannie Mae guaranteed mortgage pass-through certificates, which are solely the obligations of Freddie Mac and Fannie Mae, are not backed by or entitled to the full faith and credit of the United States, but are supported by the right of the issuer to borrow from the U.S. Treasury.

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Notes to Financial Statements (continued)

Collateralized Debt Obligations: Certain Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”) and collateralized loan obligations (“CLOs”). CBOs and CLOs are types of asset-backed securities. A CDO is an entity that is backed by a diversified pool of debt securities (CBOs) or syndicated bank loans (CLOs). The cash flows of the CDO can be split into multiple segments, called “tranches,” which will vary in risk profile and yield. The riskiest segment is the subordinated or “equity” tranche. This tranche bears the greatest risk of defaults from the underlying assets in the CDO and serves to protect the other, more senior, tranches from default in all but the most severe circumstances. Since it is shielded from defaults by the more junior tranches, a “senior” tranche will typically have higher credit ratings and lower yields than their underlying securities, and often receive investment grade ratings from one or more of the nationally recognized rating agencies. Despite the protection from the more junior tranches, senior tranches can experience substantial losses due to actual defaults, increased sensitivity to future defaults and the disappearance of one or more protecting tranches as a result of changes in the credit profile of the underlying pool of assets.

Multiple Class Pass-Through Securities: Certain Funds may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”) and commercial mortgage-backed securities. These multiple class securities may be issued by Ginnie Mae, U.S. Government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes and targeted amortization classes. IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the principal is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying Mortgage Assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: Certain Funds may invest in stripped mortgage-backed securities issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest (IOs) and principal (POs) distributions on a pool of Mortgage Assets. The Funds also may invest in stripped mortgage-backed securities that are privately issued.

Zero-Coupon Bonds: Certain Funds may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Capital Trusts and Trust Preferred Securities: Certain Funds may invest in capital trusts and/or trust preferred securities. These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. For trust preferred securities, the issuing bank or corporation will pay interest to the trust, which will then be distributed to holders of the trust preferred securities as a dividend. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for federal income tax purposes. These securities generally are rated below that of the issuing company’s senior debt securities and are freely callable at the issuer’s option.

Preferred Stock: Certain Funds may invest in preferred stock. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Floating Rate Loan Interests: The Funds may invest in floating rate loan interests. The floating rate loan interests held by the Funds are typically issued to companies (the “borrower”) by banks, other financial institutions, and privately and publicly offered corporations (the “lender”). Floating rate loan interests are generally non-investment grade, often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Funds may invest in obligations of borrowers who are in bankruptcy proceedings. Floating rate loan interests may include fully funded term loans or revolving lines of credit. Floating rate loan interests are typically senior in the corporate capital structure of the borrower. Floating rate loan interests generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are

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Notes to Financial Statements (continued)

generally the lending rate offered by one or more European banks, such as the London Interbank Offered Rate (“LIBOR”), the prime rate offered by one or more U.S. banks or the certificate of deposit rate. Floating rate loan interests may involve foreign borrowers, and investments may be denominated in foreign currencies. The Funds consider these investments to be investments in debt securities for purposes of its investment policies.

When the Funds purchase a floating rate loan interest they may receive a facility fee and when they sell a floating rate loan interest they may pay a facility fee. On an ongoing basis, the Funds may receive a commitment fee based on the undrawn portion of the underlying line of credit amount of a floating rate loan interest. Facility and commitment fees are typically amortized to income over the term of the loan or term of the commitment, respectively. Consent and amendment fees are recorded to income as earned. Prepayment penalty fees, which may be received by the Funds upon the prepayment of a floating rate loan interest by a borrower, are recorded as realized gains. The Funds may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loan interests are usually freely callable at the borrower’s option. The Funds may invest in such loans in the form of participations in loans (“Participations”) or assignments (“Assignments”) of all or a portion of loans from third parties. Participations typically will result in the Funds having a contractual relationship only with the lender, not with the borrower. The Funds will have the right to receive payments of principal, interest and any fees to which they are entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of offset against the borrower, and the Funds may not benefit directly from any collateral supporting the loan in which they have purchased the Participation. As a result, the Funds will assume the credit risk of both the borrower and the lender that is selling the Participation. The Funds’ investment in loan participation interests involves the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Funds may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower. Assignments typically result in the Funds having a direct contractual relationship with the borrower, and the Funds may enforce compliance by the borrower with the terms of the loan agreement.

In connection with floating rate loan interests, the Funds may also enter into unfunded floating rate loan interests (“commitments”). In connection with these commitments, the Funds earn a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is included in interest income in the Statements of Operations, is recognized ratably over the commitment period. Unfunded floating rate loan interests are marked-to-market daily, and any unrealized appreciation or depreciation is included in the Statements of Assets and Liabilities and Statements of Operations. As of February 28, 2015, the Funds had no outstanding unfunded floating rate loan interests.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Funds may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Funds may be required to pay more at settlement than the security is worth. In addition, the Funds are not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, the Funds assume the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, the Funds’ maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions, which is shown in the Schedules of Investments.

Reverse Repurchase Agreements: Certain Funds may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Funds sell securities to a bank or broker-dealer and agree to repurchase the same securities at a mutually agreed upon date and price. During the term of the reverse repurchase agreement, the Funds continue to receive the principal and interest payments on the securities sold. Certain agreements have no stated maturity and can be terminated by either party at any time. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Funds may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price.

For financial reporting purposes, cash received in exchange for securities delivered plus accrued interest due to the counterparty is recorded as a liability in the Statements of Assets and Liabilities at face value including accrued interest. Due to the short term nature of the reverse repurchase agreements, face value approximates fair value. Interest payments made by the Funds to the counterparties are recorded as a component of interest expense in the Statements of Operations. In periods of increased demand for the security, the Funds may receive a fee for use of the security by the counterparty, which may result in interest income to the Funds.

For the six months ended February 28, 2015, the average amount of reverse repurchase agreements outstanding and the daily weighted average interest rate for BLW were $285,619,095 and 0.51%, respectively.

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Notes to Financial Statements (continued)

Reverse repurchase transactions are entered into by the Funds under Master Repurchase Agreements (each, an “MRA”), which permit the Funds, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Funds. With reverse repurchase transactions, typically the Funds and the counterparties are permitted to sell, re-pledge, or use the collateral associated with the transaction. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of the MRA counterparty’s bankruptcy or insolvency. Pursuant to the terms of the MRA, the Funds receive or post securities as collateral with a market value in excess of the repurchase price to be paid or received by the Funds upon the maturity of the transaction. Upon a bankruptcy or insolvency of the MRA counterparty, the Funds are considered an unsecured creditor with respect to excess collateral and, as such, the return of excess collateral may be delayed.

As of February 28, 2015, the following table is a summary of BLW’s open reverse repurchase agreements by counterparty which are subject to offset under an MRA on a net basis:

Counterparty	Reverse Repurchase Agreements	Fair Value of Non-cash Collateral Pledged Including Accrued Interest[1]	Cash Collateral Pledged[1]	Net Amount
Barclays Capital, Inc	$31,941,212	$(31,941,212)	—	—
BNP Paribas Securities Corp.	10,695,716	(10,695,716)	—	—
Credit Suisse Securities (USA) LLC	12,898,857	(12,898,857)	—	—
Deutsche Bank Securities, Inc	74,108,164	(74,108,164)	—	—
HSBC Securities (USA), Inc.	67,766,214	(67,766,214)	—	—
Morgan Stanley & Co. LLC	20,134,639	(20,134,639)
RBC Capital Markets LLC	7,930,387	(7,930,387)	—	—
UBS Securities LLC	53,245,393	(53,245,393)	—	—
Total	$278,720,582	$(278,720,582)	—	—
[1]	Net collateral with a value of $310,063,396 has been pledged in connection with open reverse repurchase agreements. Excess of collateral pledged to the individual counterparty is not shown for financial reporting purposes.

In the event the counterparty of securities under an MRA files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds from the agreement may be restricted while the counterparty, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

4. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to economically hedge their exposure to certain risks such as credit risk, equity risk, interest rate risk or foreign currency exchange rate risk. These contracts may be transacted on an exchange or OTC.

Financial Futures Contracts: The Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation or depreciation and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

Forward Foreign Currency Exchange Contracts: The Funds enter into forward foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio instruments or to obtain exposure to, or hedge exposure away from, foreign currencies (foreign currency exchange rate risk). A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Forward foreign currency exchange contracts, when used by the Funds, help to manage the overall exposure to the currencies in which some of the

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Notes to Financial Statements (continued)

investments held by the Funds are denominated. The contract is marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward foreign currency exchange contracts involves the risk that the value of a forward foreign currency exchange contract changes unfavorably due to movements in the value of the referenced foreign currencies.

Options: The Funds purchase and write call and put options to increase or decrease their exposure to underlying instruments (including equity risk, and/or interest rate risk) and/or, in the case of options written, to generate gains from options premiums. A call option gives the purchaser (holder) of the option the right (but not the obligation) to buy, and obligates the seller (writer) to sell (when the option is exercised) the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying instrument at the exercise or strike price at any time or at a specified time during the option period. When the Funds purchase (write) an option, an amount equal to the premium paid (received) by the Funds is reflected as an asset (liability). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option purchased (written). When an instrument is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the instrument acquired or deducted from (or added to) the proceeds of the instrument sold. When an option expires (or the Funds enter into a closing transaction), the Funds realize a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premiums received or paid). When the Funds write a call option, such option is “covered,” meaning that the Funds hold the underlying instrument subject to being called by the option counterparty. When the Funds write a put option, such option is covered by cash in an amount sufficient to cover the obligation.

Options on swaps (“swaptions”) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swaptions is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement (interest rate risk and/or credit risk) at any time before the expiration of the option.

The Funds also purchase or sell listed or OTC foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates or to gain exposure to foreign currencies (foreign currency exchange rate risk). When foreign currency is purchased or sold through an exercise of a foreign currency option, the related premium paid (or received) is added to (or deducted from) the basis of the foreign currency acquired or deducted from (or added to) the proceeds of the foreign currency sold (receipts from the foreign currency purchased). Such transactions may be effected with respect to hedges on non-U.S. dollar denominated instruments owned by the Funds but not yet delivered, or committed or anticipated to be purchased by the Funds.

In purchasing and writing options, the Funds bear the risk of an unfavorable change in the value of the underlying instrument or the risk that the Funds may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Funds purchasing or selling a security when it otherwise would not, or at a price different from the current market value.

For the six months ended February 28, 2015, transactions in options written, including swaptions, were as follows:

	BLW
	Calls			Puts
	Contracts	Notional (000)[1]	Premium Received	Contracts	Notional (000)[1]	Premium Received
Outstanding options, beginning of period	—	$18,700	$93,500	—	$18,700	$93,500
Options written	—	—	—	—	—	—
Options exercised	—	(18,700)	(93,500)	—	—	—
Options expired	—	—	—	—	(18,700)	(93,500)
Options closed	—	—	—	—	—	—
Outstanding options, end of period	—	—	—	—	—	—
[1]	Amount shown is in the currency in which the transaction was denominated.

Swaps: The Funds enter into swap agreements in which the Funds and a counterparty agree either to make periodic net payments on a specified notional amount or a net payment upon termination. Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract (“OTC swaps”) or centrally cleared (“centrally cleared swaps”). Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation).

For OTC swaps, any upfront premiums paid are recorded as assets and any upfront fees received are recorded as liabilities and are shown as swap premiums paid and swap premiums received, respectively, in the Statements of Assets and Liabilities and amortized over the term of the OTC swap. Payments received or made by the Funds for OTC swaps are recorded in the Statements of Operations as realized gains or losses, respectively. When an OTC swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contract is the premium received or paid.

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Notes to Financial Statements (continued)

In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) in the Statements of Operations.

Swap transactions involve, to varying degrees, elements of interest rate, credit and market risk in excess of the amounts recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps — The Funds enter into credit default swaps to manage their exposure to the market or certain sectors of the market, to reduce their risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which they are not otherwise exposed (credit risk). The Funds may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign), a combination or basket of single-name issuers or traded indexes. Credit default swaps on single-name issuers are agreements in which the protection buyer pays fixed periodic payments to the seller in consideration for a guarantee from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occur. As a buyer, if an underlying credit event occurs, the Funds will either (i) receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or (ii) receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. As a seller (writer), if an underlying credit event occurs, the Funds will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
•	Interest rate swaps — The Funds enter into interest rate swaps to gain or reduce exposure to interest rates or to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds, which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a stream of interest payments, either fixed or floating, for another party’s stream of interest payments, either fixed or floating, on the same notional amount for a specified period of time. In more complex swaps, the notional principal amount may decline (or amortize) over time.

The following is a summary of the Funds’ derivative financial instruments categorized by risk exposure:

Fair Values of Derivative Financial Instruments as of February 28, 2015
		Value
		BHL		FRA		BLW
	Statements of Assets and Liabilities Location	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities	Derivative Assets	Derivative Liabilities
Interest rate contracts	Net unrealized appreciation/depreciation[1]; Unrealized depreciation on OTC swaps; Swap premiums paid/received; Investments at value — unaffiliated[2]; Options written at value	—	—	—	—	$ 854,896	$1,190,315
Foreign currency exchange contracts	Unrealized appreciation/depreciation on forward foreign currency exchange contracts	$12,042	$15,431	$148,623	$60,728	743,909	535,784
Credit contracts	Unrealized appreciation on OTC swaps; Swap premiums paid	—	—	—	—	16	35
Total		$12,042	$15,431	$148,623	$60,728	$1,598,821	$1,726,134
[1]	Includes cumulative appreciation/depreciation on financial futures contracts and centrally cleared swaps, if any, as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.
[2]	Includes options purchased at value as reported in the Schedules of Investments.
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Notes to Financial Statements (continued)

The Effect of Derivative Financial Instruments in the Statements of Operations Six Months Ended February 28, 2015
	BHL	FRA	BLW	BHL	FRA	BLW
	Net Realized Gain (Loss) From			Net Change in Unrealized Appreciation/Depreciation on
Interest rate contracts:
Financial futures contracts	—	—	$(1,801,111)	—	—	$72,226
Swaps	—	—	(18,441)	—	—	(291,397)
Options[1]	—	—	(108,193)	—	—	186,984
Foreign currency exchange contracts:
Foreign currency transactions/translations	$259,924	$1,302,052	8,088,322	$(82,602)	$(238,644)	(1,853,730)
Credit contracts:
Swaps	—		(8)	—	—	8
Total	$259,924	$1,302,052	$6,160,569	$(82,602)	$(238,644)	$(1,885,909)
[1]	Options purchased are included in the net realized gain (loss) from investments and net change in unrealized appreciation/depreciation on investments.

For the six months ended February 28, 2015, the average quarterly balances of outstanding derivative financial instruments were as follows:

	BHL	FRA	BLW
Financial future contracts:
Average notional value of contracts long	—	—	$11,161,063
Average notional value of contracts short	—	—	$44,489,969
Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$1,882,943	$9,610,965	$57,316,723
Average amounts sold — in USD	$280,128	$1,111,721	$2,105,010
Options:
Average notional value of swaption contracts purchased	—	—	—
Average notional value of swaption contracts written	—	—	$18,700,000	[2]
Credit default swaps:
Average notional value-buy protection	—	—	$1,000
Average notional value-sell protection	—	—	—
Interest rate swaps:		—
Average notional value-pays fixed rate	—	—	$18,700,000
Average notional value-receives fixed rate	—	—	$39,826,708
[2]	Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

Counterparty Credit Risk: A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

The Funds’ risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Funds. For OTC options purchased, each Fund bears the risk of loss of the amount of the premiums paid plus the positive change in market values net of any collateral held by such Fund should the counterparty fail to perform under the contracts. Options written by the Funds do not typically give rise to counterparty credit risk, as options written generally obligate the Funds, and not the counterparty, to perform.

With exchange-traded purchased options and futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency) of the clearing broker or clearinghouse. Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

In order to better define their contractual rights and to secure rights that will help the Funds mitigate their counterparty risk, the Funds may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with their counterparties. An ISDA Master Agreement is a bilateral agreement between each Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, each Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. Bankruptcy or insolvency laws of a particular jurisdiction may restrict or prohibit the

68	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

right of offset in bankruptcy, insolvency or other events. In addition, certain ISDA Master Agreements allow counterparties to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA Master Agreements. The result would cause the Funds to accelerate payment of any net liability owed to the counterparty.

Collateral Requirements: For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds and the counterparty.

Cash collateral that has been pledged to cover obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (typically either $250,000 or $500,000) before a transfer is required, which is determined at the close of business of the Funds. Any additional required collateral is delivered to/pledged by the Funds on the next business day. Typically, the Funds and counterparties are not permitted to sell, re-pledge or use the collateral they receive. To the extent amounts due to the Funds from their counterparties are not fully collateralized, the Funds bear the risk of loss from counterparty non-performance. Likewise, to the extent the Funds have delivered collateral to a counterparty and stand ready to perform under the terms of their agreement with such counterparty, the Funds bear the risk of loss from a counterparty in the amount of the value of the collateral in the event the counterparty fails to return such collateral.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the Statements of Assets and Liabilities.

As of February 28, 2015, the Funds’ derivative assets and liabilities (by type) are as follows:

BHL	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$12,042	$15,431
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—
Total derivative assets and liabilities subject to an MNA	$12,042	$15,431

FRA	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$148,623	$60,728
Derivatives not subject to an MNA or similar agreement	—	—
Total derivative assets and liabilities subject to an MNA	$148,623	$60,728

BLW	Assets	Liabilities
Derivative Financial Instruments:
Financial futures contracts	$45,109	$29,276
Forward foreign currency exchange contracts	743,909	535,784
Swaps — Centrally cleared	—	1,135
Swaps — OTC[1]	16	310,193
Total derivative assets and liabilities in the Statement of Assets and Liabilities	$789,034	876,388
Derivatives not subject to an MNA or similar agreement	(45,109)	(30,411)
Total derivative assets and liabilities subject to an MNA	$743,925	$845,977
[1]	Includes unrealized appreciation/depreciation on OTC swaps and swap premiums paid/received in the Statements of Assets and Liabilities.
SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	69

Notes to Financial Statements (continued)

As of February 28, 2015, the following tables present the Funds’ derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Funds:

BHL
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]

Citibank N.A.	$12,042	—	—	—	$12,042
Total	$12,042	—	—	—	$12,042

BHL
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$14,156	—	—	—	$14,156
Deutsche Bank AG	1,275	—	—	—	1,275
Total	$15,431	—	—	—	$15,431

FRA
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Citibank N.A.	$43,022	—	—	—	$43,022
UBS AG	105,601	—	—	—	105,601
Total	$148,623	—	—	—	$148,623

FRA
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$55,014	—	—	—	$55,014
Royal Bank of Scotland PLC	5,714	—	—	—	5,714
Total	$60,728	—	—	—	$60,728

BLW
Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset	Non-cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets[1]
Bank of America N.A.	$12,049	$(12,049)	—	—	—
Citibank N.A.	636,895	—	—	—	$636,895
Credit Suisse International
Deutsche Bank AG	16	(16)	—	—	—
Goldman Sachs Bank USA	2,396	—	—	—	2,396
Royal Bank of Scotland PLC	2,123	—	—	—	2,123
Toronto Dominion Bank	32,754	—	—	—	32,754
UBS AG	57,692	—	—	—	57,692
Total	$743,925	$(12,065)	—	—	$731,860

BLW
Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset[2]	Non-cash Collateral Pledged	Cash Collateral Pledged[3]	Net Amount of Derivative Liabilities[4]
Bank of America N.A.	$533,656	$(12,049)	—	—	$521,607
Deutsche Bank AG	310,193	(16)	—	—	310,177
State Street Bank and Trust Co.	2,128	—	—	—	2,128
Total	$845,977	$(12,065)	—	—	$833,912
[1]	Net amount represents the net amount receivable from the counterparty in the event of default.
[2]	The amount of derivatives available for offset is limited to the amount of the assets and/or liabilities that are subject to an MNA.
[3]	Excess of the collateral pledged to the individual counterparty is not shown for financial reporting purposes.
[4]	Net amount represents the net amount payable due to the counterparty in the event of default.
70	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (continued)

5. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. (“BlackRock”).

Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets at the following annual rates, plus the proceeds of any outstanding borrowings used for leverage as follows:

BHL	1.00%
FRA	0.75%
BLW	0.55%

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investment in other affiliated investment companies, if any. These amounts are shown as fees waived by Manager in the Statements of Operations.

The Manager provides investment management and other services to the Taxable Subsidiaries. The Manager does not receive separate compensation from the Taxable Subsidiaries for providing investment management or administrative services. However, each Fund pays the Manager based on the Fund’s net assets, which includes the assets of the Taxable Subsidiaries.

Certain officers and/or Directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

6. Purchases and Sales:

For the six months ended February 28, 2015, purchases and sales of investments including paydowns, mortgage dollar roll and TBA transactions and excluding short-term securities were as follows:

Purchases
	BHL	FRA	BLW
Non-U.S. Government Securities	$34,678,446	$156,571,870	$174,705,570
U.S. Government Securities	—	—	$12,071,661
Total Purchases	$35,678,446	$156,571,870	$186,777,231

Sales
	BHL	FRA	BLW
Non-U.S. Government Securities
(includes paydowns)	$35,239,982	$155,713,836	$173,874,397
U.S. Government Securities	—	—	$11,943,885
Total Sales	$35,239,982	$155,713,836	$185,818,282

7. Income Tax Information:

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required, except with respect to any taxes related to the Taxable Subsidiaries.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for each of the four years ended August 31, 2014. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of February 28, 2015, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	71

Notes to Financial Statements (continued)

As of August 31, 2014, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires August 31,	FRA	BLW
2015	$169,958	—
2016	20,623,334	$284,006
2017	30,228,590	9,996,868
2018	27,716,009	37,509,275
2019	2,206,081	—
Total	$80,943,972	$47,790,149

As of February 28, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	BHL	FRA	BLW

Tax cost	$182,968,512	$817,345,375	$923,984,737
Gross unrealized appreciation	1,098,285	8,690,025	21,483,021
Gross unrealized depreciation	(2,450,186)	(20,896,366)	(24,849,378)
Net unrealized depreciation	$(1,351,901)	$(12,206,341)	$(3,366,357)

8. Borrowings:

BHL and FRA are party to a senior committed secured, 360-day rolling line of credit facility and a separate security agreement (the “SSB Agreement”) with State Street Bank and Trust Company (“SSB”). SSB may elect to terminate its commitment upon 360-days written notice to the Funds. As of February 28, 2015, the Funds have not received any notice to terminate. The Funds have granted a security interest in substantially all of their assets to SSB.

The SSB Agreement allows for the following maximum commitment amounts:

Commitment Amounts
BHL	$ 64,000,000
FRA	$280,000,000

Advances will be made by SSB to the Funds, at the Funds’ option of (a) the higher of (i) 0.80% above the Fed Funds rate and (ii) 0.80% above the Overnight LIBOR or (b) 0.80% above 7-day, 30-day, 60-day or 90-day LIBOR.

In addition, the Funds pay a facility fee and utilization fee (based on the daily unused portion of the commitments). The commitment fees are waived if the Funds meet certain conditions. The fees associated with each of the agreements are included in the Statements of Operations as borrowing costs. Advances to the Funds as of February 28, 2015 are shown in the Statements of Assets and Liabilities as bank borrowings payable. Based on the short-term nature of the borrowings under the line of credit and the variable interest rate, the carrying amount of the borrowings approximates fair value.

The Funds may not declare dividends or make other distributions on shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding short-term borrowings is less than 300%.

For the six months ended February 28, 2015, the average amount of bank borrowings and the daily weighted average interest rates for Funds with loans under the revolving credit agreements were as follows:

	Average Amount of Bank Borrowings	Daily Weighted Average Interest Rate
BHL	$52,607,735	0.92%
FRA	$233,060,773	0.92%

9. Principal Risks:

In the normal course of business, the Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and price fluctuations. Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity with which the Funds have unsettled or open transactions may fail to or be unable to perform on its commitments. The Funds manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which

72	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Notes to Financial Statements (concluded)

potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is generally approximated by their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

The Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. See the Schedules of Investments for these securities and/or derivatives. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

Certain Funds invest a significant portion of their assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Investment percentages in the securities are presented in the Schedules of Investments. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

10. Capital Share Transactions:

BHL and BLW are authorized to issue an unlimited number of shares, par value $0.001, all of which were initially classified as Common Shares. FRA is authorized to issue 200 million shares, par value $0.10, all of which were initially classified as Common Shares. The Board is authorized, however, to reclassify any unissued Common Shares without approval of Common Shareholders.

Shares issued and outstanding remained constant for the six months ended February 28, 2015 and the year ended August 31, 2014.

FRA and BLW each filed a final prospectus with the U.S. Securities and Exchange Commission (“SEC”) allowing them to issue an additional 3,050,000 and 3,750,000 Common Shares, respectively, through an equity shelf program (a “Shelf Offering”). Under the Shelf Offering, FRA and BLW, subject to market conditions, may raise additional equity capital from time to time in varying amounts and utilizing various offering methods at a net price at or above FRA and BLW’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). Please see Additional Information — Shelf Offering Program for additional information about the Shelf Offering. Costs incurred by FRA and BLW in connection with the Shelf Offering are recorded as a deferred charge and amortized over 12 months.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds paid a net investment income dividend in the following amounts per share on March 31, 2015 to Common Shareholders of record on March 13, 2015:

Common Dividend Per Share
BHL	$0.0583
FRA	$0.0674
BLW	$0.0995

Additionally, the Funds declared a net investment income dividend on April 1, 2015 payable to Common Shareholders of record on April 15, 2015, for the same amounts noted above.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	73

Officers and Directors

Richard E. Cavanagh, Chairman of the Board and Director
Karen P. Robards, Vice Chairperson of the Board, Chairperson of the
        Audit Committee and Director
Michael J. Castellano, Director and Member of the Audit Committee
Frank J. Fabozzi, Director and Member of the Audit Committee
Kathleen F. Feldstein, Director
James T. Flynn, Director and Member of the Audit Committee
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director and Member of the Audit Committee
Barbara G. Novick, Director
John M. Perlowski, Director, President and Chief Executive Officer
Robert W. Crothers, Vice President
Neal Andrews, Chief Financial Officer
Jay Fife, Treasurer
Charles Park, Chief Compliance Officer
Janey Ahn, Secretary

Effective September 5, 2014, Brendan Kyne resigned as a Vice President of the Funds.

Effective December 31, 2014, Paul L. Audet and Henry Gabbay resigned as Directors of the Funds. Effective December 31, 2014, Barbara G. Novick and John M. Perlowski were appointed to serve as Directors of the Funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Custodian and Accounting Agent State Street Bank and Trust Company Boston, MA 02110 Transfer Agent Common Shares Computershare Trust Company, N.A. Canton, MA 02021	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116 Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP New York, NY 10036	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809
74	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Additional Information

Fund Certification

Certain Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The portion of distributions that exceeds a Fund’s current and accumulated earnings and profits, which are measured on a tax basis, will constitute a nontaxable return of capital. Distributions in excess of a Fund’s taxable income and net capital gains, but not in excess of a Fund’s earnings and profits, will be taxable to shareholders as ordinary income and will not constitute a nontaxable return of capital. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	75

Additional Information (continued)

General Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com or by calling (800) 882-0052 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Section 19(a) Notices

BHL’s and BLW’s amounts and sources of distributions reported are estimates and are provided to you pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Each Fund will provide a Form 1099-DIV each calendar year that will tell you how to report these distributions for federal income tax purposes. Section 19(a) notices for the Funds, as applicable, are available on the BlackRock website http://www.blackrock.com.

February 28, 2015
	Total Fiscal Year to Date Cumulative Distributions by Character					Percentage of Fiscal Year to Date Cumulative Distributions by Character
	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share	Net Investment Income	Net Realized Capital Gains Short Term	Net Realized Capital Gains Long Term	Return of Capital	Total Per Common Share
BHL	$0.455211	—	—	$0.096789	$0.552000	82%	—	—	18%	100%
BLW	$0.662359	—	—	$0.031641	$0.694000	95%	—	—	5%	100%

The Funds estimate that they have distributed more than the amount of earned income and net realized gains; therefore, a portion of the distribution may be a return of capital. A return of capital may occur, for example, when some or all of the shareholder’s investment in a Fund is returned to the shareholder. A return of capital does not necessarily reflect a Fund’s investment performance and should not be confused with ‘yield’ or ‘income.’ When distributions exceed total return performance, the difference will incrementally reduce the Funds’ net asset value per share.

Shelf Offering Program

From time-to-time, each Fund may seek to raise additional equity capital through an equity shelf program (a “Shelf Offering”). In a Shelf Offering, a Fund may, subject to market conditions, raise additional equity capital by issuing new Common Shares from time to time in varying amounts at a net price at or above the Fund’s net asset value (“NAV”) per Common Share (calculated within 48 hours of pricing). While any such Shelf Offering may allow a Fund to pursue additional investment opportunities without the need to sell existing portfolio investments, it could also entail risks — including that the issuance of additional Common Shares may limit the extent to which the Common Shares are able to trade at a premium to NAV in the secondary market. BHL has not filed a registration statement with respect to any Shelf Offerings. This report is not an offer to sell BHL Common Shares and is not a solicitation of an offer to buy BHL Common Shares. If BHL files a registration with respect to any Shelf Offering, the prospectus contained therein will contain more complete information about BHL and should be read carefully before investing.

BLW and FRA each has filed a final prospectus with the SEC in connection with its Shelf Offering. This report and the prospectuses of BLW and FRA are not offers to sell BLW or FRA Common Shares or solicitations of an offer to buy BLW or FRA Common Shares in any jurisdiction where such offers or sales are not permitted. The prospectuses of BLW and FRA contain important information about such Funds, including their investment objectives, risks, charges and expenses. Investors are urged to read the prospectuses of BLW and FRA carefully and in their entirety before investing. Copies of the final prospectuses for BLW and FRA can be obtained from BlackRock at http://www.blackrock.com.

76	SEMI-ANNUAL REPORT	FEBRUARY 28, 2015

Additional Information (concluded)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	FEBRUARY 28, 2015	77

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This report is intended for existing shareholders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

CEFT-BK3-2/15-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report
Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report
Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report
Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report
Item 6 –	Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.
b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report
Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a) Not Applicable to this semi-annual report
(b) As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.
Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 11 –	Controls and Procedures
(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12 –	Exhibits attached hereto
(a)(1) – Code of Ethics – Not Applicable to this semi-annual report
(a)(2) – Certifications – Attached hereto
(a)(3) – Not Applicable
(b) – Certifications – Attached hereto
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Defined Opportunity Credit Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: May 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Defined Opportunity Credit Trust

Date: May 1, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Defined Opportunity Credit Trust

Date: May 1, 2015

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